UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-3091

Name of Fund: FAM Series Fund, Inc.
              Mercury Balanced Capital Strategy Portfolio
              Mercury Core Bond Strategy Portfolio
              Mercury Fundamental Growth Strategy Portfolio Mercury Global Allocation Strategy Portfolio Mercury High Yield Portfolio
              Mercury Intermediate Government Bond Portfolio Mercury Large Cap Core Strategy Portfolio Mercury Money Reserve Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FAM Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Industry                                                 Held      Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.6%                            300,000      Honeywell International, Inc.                $ 11,250,000
                                                       50,000      Northrop Grumman Corp.                          2,717,500
                                                      225,000      Raytheon Co.                                    8,554,500
                                                      160,000      United Technologies Corp.                       8,294,400
                                                                                                                ------------
                                                                                                                  30,816,400
----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                                    105,000      Harley-Davidson, Inc.                           5,086,200
----------------------------------------------------------------------------------------------------------------------------
Beverages - 1.3%                                      150,000      Anheuser-Busch Cos., Inc.                       6,456,000
                                                      250,000      Coca-Cola Enterprises, Inc.                     4,875,000
                                                                                                                ------------
                                                                                                                  11,331,000
----------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%                              300,000      Masco Corp.                                     9,204,000
----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                                135,000      Janus Capital Group, Inc.                       1,950,750
                                                      350,000      Mellon Financial Corp.                         11,189,500
                                                      200,000      Morgan Stanley                                 10,788,000
                                                                                                                ------------
                                                                                                                  23,928,250
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                                      200,000      E.I. du Pont de Nemours & Co.                   7,834,000
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.8%                               190,000      PNC Financial Services
                                                                   Group, Inc.                                    11,023,800
                                                      215,000      Wells Fargo & Co.                              12,592,550
                                                                                                                ------------
                                                                                                                  23,616,350
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%                       600,000      Cisco Systems, Inc. (a)                        10,758,000
                                                      500,000      CommScope, Inc. (a)                             8,670,000
                                                                                                                ------------
                                                                                                                  19,428,000
----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.6%                        125,000      Hewlett-Packard Co.                             3,650,000
                                                      125,000      International Business
                                                                   Machines Corp.                                 10,027,500
                                                                                                                ------------
                                                                                                                  13,677,500
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.1%                 235,000      Citigroup, Inc.                                10,697,200
                                                      205,000      JPMorgan Chase & Co.                            6,955,650
                                                                                                                ------------
                                                                                                                  17,652,850
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.0%         275,000      Verizon Communications, Inc.                    8,989,750
----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.0%                    125,000      GlobalSantaFe Corp.                             5,702,500
                                                       50,000      Schlumberger Ltd.                               4,219,000
                                                      100,000      Weatherford International
                                                                   Ltd. (a)(m)                                     6,866,000
                                                                                                                ------------
                                                                                                                  16,787,500
----------------------------------------------------------------------------------------------------------------------------
Food Products - 3.8%                                  185,000      Cadbury Schweppes Plc                           7,535,050
                                                      100,000      General Mills, Inc.                             4,820,000
                                                       45,000      Nestle SA Registered Shares                    13,228,621
                                                      100,000      Sara Lee Corp.                                  1,895,000
                                                       75,000      Unilever NV (b)                                 5,358,750
                                                                                                                ------------
                                                                                                                  32,837,421
----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.4%               300,000      Baxter International, Inc.                     11,961,000
----------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.7%               100,000      AmerisourceBergen Corp.                         7,730,000
                                                      150,000      HCA, Inc.                                       7,188,000
                                                                                                                ------------
                                                                                                                  14,918,000
----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%                  325,000      McDonald's Corp.                               10,884,250
----------------------------------------------------------------------------------------------------------------------------
Household Products - 1.4%                             200,000      Kimberly-Clark Corp. (m)                       11,906,000
----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                                    300,000      Accenture Ltd. Class A                          7,638,000
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.6%                        60,000      3M Co.                                          4,401,600
                                                      350,000      General Electric Co.                           11,784,500
                                                       50,000      Textron, Inc.                                   3,586,000
                                                      400,000      Tyco International Ltd.                        11,140,000
                                                                                                                ------------
                                                                                                                  30,912,100
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.6%                                      280,000      ACE Ltd.                                       13,179,600
                                                      175,000      American International
                                                                   Group, Inc.                                    10,843,000
                                                      155,000      Genworth Financial, Inc. Class A                4,997,200
                                                      160,000      Prudential Financial, Inc.                     10,809,600
                                                                                                                ------------
                                                                                                                  39,829,400

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Industry                                                 Held      Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                      300,000      Dover Corp.                                  $ 12,237,000
----------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                                          125,000      Comcast Corp. Special Class A (a)               3,597,500
                                                      300,000      Interpublic Group of
                                                                   Cos., Inc. (a)(m)                               3,492,000
                                                      365,000      News Corp. Class A                              5,690,350
                                                      235,000      Viacom, Inc. Class B                            7,757,350
                                                      175,000      Walt Disney Co.                                 4,222,750
                                                                                                                ------------
                                                                                                                  24,759,950
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                                205,000      Alcoa, Inc.                                     5,006,100
                                                      150,000      United States Steel Corp.                       6,352,500
                                                                                                                ------------
                                                                                                                  11,358,600
----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.0%                    150,000      Devon Energy Corp.                             10,296,000
                                                      200,000      EnCana Corp.                                   11,662,000
                                                       80,000      Exxon Mobil Corp.                               5,083,200
                                                      225,000      Murphy Oil Corp.                               11,220,750
                                                       35,000      Total SA (b)                                    4,753,700
                                                                                                                ------------
                                                                                                                  43,015,650
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.6%                        300,000      International Paper Co.                         8,940,000
                                                       65,000      Weyerhaeuser Co.                                4,468,750
                                                                                                                ------------
                                                                                                                  13,408,750
----------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                               75,000      Avon Products, Inc.                             2,025,000
                                                      110,000      The Estee Lauder Cos., Inc.
                                                                   Class A                                         3,831,300
                                                                                                                ------------
                                                                                                                   5,856,300
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.2%                                175,000      GlaxoSmithKline Plc (b)                         8,974,000
                                                      305,000      Schering-Plough Corp.                           6,420,250
                                                      255,000      Wyeth                                          11,798,850
                                                                                                                ------------
                                                                                                                  27,193,100
----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                        425,000      Applied Materials, Inc.                         7,208,000
Equipment - 2.1%                                      225,000      Intel Corp.                                     5,546,250
                                                      185,000      Intersil Corp. Class A                          4,029,300
                                                      100,000      Micron Technology, Inc. (a)                     1,330,000
                                                                                                                ------------
                                                                                                                  18,113,550
----------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                                       115,000      Citrix Systems, Inc. (a)                        2,891,100
                                                      475,000      Microsoft Corp.                                12,221,750
                                                      333,400      Symantec Corp. (a)                              7,554,844
                                                                                                                ------------
                                                                                                                  22,667,694
----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                               325,000      Limited Brands                                  6,639,750
                                                      250,000      Office Depot, Inc. (a)                          7,425,000
                                                                                                                ------------
                                                                                                                  14,064,750
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (Cost - $488,476,078) - 63.2%                 541,913,315
----------------------------------------------------------------------------------------------------------------------------
                                                                   Preferred Securities
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount      Capital Trusts
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                        USD    335,000      BAC Capital Trust VI, 5.625%
                                                                   due 3/08/2035                                     326,294
----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                    340,000      Pemex Project Funding
                                                                   Master Trust 7.375%
                                                                   due 12/15/2014                                    377,400
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Capital Trusts
                                                                   (Cost - $689,613) - 0.1%                          703,694
----------------------------------------------------------------------------------------------------------------------------
                                                       Shares
                                                         Held      Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                               5,300      Duquesne Light Co., 6.50%                         274,275
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%                      20,800      Fannie Mae, 7%                                  1,140,100
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Preferred Stocks
                                                                   (Cost - $1,422,000) - 0.2%                      1,414,375
----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
Industry                                               Amount      Trust Preferred                                     Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%                     USD  1,680,000      RC Trust I, 7% due 5/15/2006                 $  1,687,032
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Trust Preferred
                                                                   (Cost - $1,713,802) - 0.2%                      1,687,032
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Preferred Securities
                                                                   (Cost - $3,825,415) - 0.5%                      3,805,101
----------------------------------------------------------------------------------------------------------------------------
                                                                   Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------

                                                                   Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                            975,000      BAE Systems Holdings, Inc.,
                                                                   4.75% due 8/15/2010 (d)                           962,840
                                                      895,000      Goodrich Corp.,
                                                                   6.60% due 5/15/2009                               944,511
                                                                   Raytheon Co.:
                                                       10,000          8.30% due 3/01/2010                            11,346
                                                      340,000          5.50% due 11/15/2012                          349,841
                                                                                                                ------------
                                                                                                                   2,268,538
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                       256,252      American Airlines, Inc.
                                                                   Series 2003-1,
                                                                   3.857% due 1/09/2012                              247,158
----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                                                 DaimlerChrysler NA Holding Corp.:
                                                      350,000          4.75% due 1/15/2008                           348,156
                                                      330,000          7.75% due 1/18/2011                           365,498
                                                                                                                ------------
                                                                                                                     713,654
----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                                1,730,000      Abgenix, Inc., 3.50%
                                                                   due 3/15/2007 (f)                               1,688,913
----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                                535,000      The Bear Stearns Cos., Inc.,
                                                                   4.543% due 1/30/2009 (c)                          537,613
                                                      725,000      Credit Suisse First
                                                                   Boston USA, Inc.,
                                                                   4.70% due 6/01/2009                               723,838
                                                                   Goldman Sachs Group, Inc.:
                                                    1,315,000          5.70% due 9/01/2012                         1,363,894
                                                      685,000          5.25% due 10/15/2013                          691,184
                                                                   Lehman Brothers Holdings, Inc.:
                                                       30,000          4% due 1/22/2008                               29,595
                                                      800,000          3.50% due 8/07/2008                           775,858
                                                      385,000          Series H, 4.50% due 7/26/2010                 379,747
                                                      255,000      Mellon Funding Corp.,
                                                                   4.875% due 6/15/2007                              254,995
                                                      675,000      Morgan Stanley, 5.30% due 3/01/2013               681,722
                                                                                                                ------------
                                                                                                                   5,438,446
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                      615,000      Cytec Industries, Inc.,
                                                                   5.50% due 10/01/2010                              614,078
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%                               590,000      Bank of America Corp.,
                                                                   4.875% due 9/15/2012                              589,853
                                                      300,000      Bank One Corp., 8% due 4/29/2027                  381,606
                                                      620,000      Barclays Bank Plc, 8.55% (c)(d)(k)                726,672
                                                      435,000      Corporacion
                                                                   Andina de Fomento,
                                                                   6.875% due 3/15/2012                              476,990
                                                      105,000      FirstBank Puerto Rico,
                                                                   7.625% due 12/20/2005                             105,284
                                                                   HBOS Plc (c)(d)(k):
                                                      600,000          5.92%                                         601,462
                                                      600,000          6.413%                                        597,891
                                                      540,000      HSBC Bank USA NA,
                                                                   5.875% due 11/01/2034                             554,093
                                                      145,000      Hudson United Bancorp,
                                                                   8.20% due 9/15/2006                               149,528
                                                      350,000      PNC Bank NA, 5.25% due 1/15/2017                  351,450
                                                      370,000      PNC Funding Corp.,
                                                                   6.125% due 2/15/2009                              385,727
                                                      235,000      Popular North America, Inc.,
                                                                   3.875% due 10/01/2008                             229,193
                                                      790,000      Sovereign Bank,
                                                                   5.125% due 3/15/2013                              786,451
                                                      485,000      Wells Fargo & Co.,
                                                                   5% due 11/15/2014                                 486,073
                                                      520,000      Westpac Banking Corp.,
                                                                   4.625% due 6/01/2018                              494,347
                                                                                                                ------------
                                                                                                                   6,916,620
----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
Industry                                               Amount      Corporate Bonds                                     Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%          USD    290,000      Aramark Services, Inc.,
                                                                   5% due 6/01/2012                             $    282,984
                                                      285,000      International Lease Finance Corp.,
                                                                   2.95% due 5/23/2006                               282,505
                                                                                                                ------------
                                                                                                                     565,489
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%                                    Harris Corp.:
                                                      695,000          5% due 10/01/2015                             685,309
                                                      615,000          6.35% due 2/01/2028                           644,566
                                                                                                                ------------
                                                                                                                   1,329,875
----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                             1,575,000      HSBC Finance Corp.,
                                                                   6.50% due 11/15/2008                            1,653,874
                                                      305,000      MBNA Corp., 4.625% due 9/15/2008                  304,778
                                                                                                                ------------
                                                                                                                   1,958,652
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.3%                              Citigroup, Inc.:
                                                      990,000          5.625% due 8/27/2012                        1,029,109
                                                      320,000          5.85% due 12/11/2034                          334,719
                                                      810,000      Ford Motor Credit Co.,
                                                                   7% due 10/01/2013                                 751,159
                                                                   General Electric Capital Corp.:
                                                    3,060,000          6% due 6/15/2012                            3,257,144
                                                      660,000          6.75% due 3/15/2032                           776,310
                                                                   JPMorgan Chase & Co.:
                                                      660,000          5.75% due 1/02/2013                           686,339
                                                      530,000          4.75% due 3/01/2015                           516,865
                                                      280,000          4.891% due 9/01/2015 (c)                      279,348
                                                                   Sigma Finance Corp. (j):
                                                    2,300,000          6.29% due 8/15/2011                         2,300,000
                                                    1,100,000          4.20% due 3/31/2014 (c)(d)                  1,111,477
                                                                                                                ------------
                                                                                                                  11,042,470
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                         330,000      BellSouth Corp., 6% due 11/15/2034                331,379
Services - 0.5%                                       445,000      Deutsche Telekom International
                                                                   Finance BV, 5.25% due 7/22/2013                   449,272
                                                      435,000      France Telecom SA,
                                                                   7.75% due 3/01/2011                               493,929
                                                      250,000      GTE Corp., 6.84% due 4/15/2018                    278,164
                                                      520,000      SBC Communications, Inc.,
                                                                   6.45% due 6/15/2034                               549,648
                                                      515,000      TELUS Corp., 7.50% due 6/01/2007                  537,790
                                                      440,000      Verizon Global Funding Corp.,
                                                                   5.85% due 9/15/2035                               432,717
                                                                                                                ------------
                                                                                                                   3,072,899
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%                             570,000      AEP Texas Central Co. Series D,
                                                                   5.50% due 2/15/2013                               583,177
                                                      670,000      FirstEnergy Corp. Series B,
                                                                   6.45% due 11/15/2011                              713,393
                                                      280,000      Florida Power & Light Co.,
                                                                   5.40% due 9/01/2035                               277,155
                                                    1,700,000      PPL Capital Funding,
                                                                   4.852% due 5/18/2006 (c)                        1,701,945
                                                      300,000      Pacific Gas & Electric Co.,
                                                                   6.05% due 3/01/2034                               312,118
                                                      600,000      Pepco Holdings, Inc.,
                                                                   4% due 5/15/2010                                  575,679
                                                      405,000      Public Service Co. of New Mexico,
                                                                   4.40% due 9/15/2008                               398,576
                                                      295,000      Puget Energy, Inc.,
                                                                   5.483% due 6/01/2035                              287,141
                                                      485,000      SPI Electricity & Gas Australia
                                                                   Holdings Pty Ltd.,
                                                                   6.15% due 11/15/2013 (d)                          520,850
                                                       95,000      Southern California Edison Co.,
                                                                   4.43% due 1/13/2006 (c)                            95,061
                                                      320,000      Westar Energy, Inc.,
                                                                   6% due 7/01/2014                                  340,585
                                                                                                                ------------
                                                                                                                   5,805,680
----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%             900,000      Tech Data Corp., 2% due 12/15/2021 (f)            877,500
----------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                                  605,000      Cadbury Schweppes US Finance LLC,
                                                                   3.875% due 10/01/2008 (d)                         590,234
                                                      265,000      SYSCO Corp., 5.375% due 9/21/2035                 262,849
                                                                                                                ------------
                                                                                                                     853,083
----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                  450,000      Panhandle Eastern Pipe Line Series B,
                                                                   2.75% due 3/15/2007                               437,358
----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%                  290,000      Harrah's Operating Co., Inc.,
                                                                   5.625% due 6/01/2015 (d)                          286,683
----------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
Industry                                               Amount      Corporate Bonds                                     Value
----------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%                      USD                 DR Horton, Inc.:
                                                      625,000          5% due 1/15/2009                         $    616,719
                                                      340,000          6.875% due 5/01/2013                          356,230
                                                      480,000          5.625% due 9/15/2014                          462,585
                                                                   KB Home:
                                                      675,000          5.75% due 2/01/2014                           639,544
                                                       30,000          5.875% due 1/15/2015                           28,390
                                                                                                                ------------
                                                                                                                   2,103,468
----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                    315,000      First Data Corp., 4.50% due 6/15/2010             312,739
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                        30,000      General Electric Co., 5% due 2/01/2013             30,249
                                                                   Tyco International Group SA:
                                                    1,175,000          6.75% due 2/15/2011                         1,269,126
                                                      245,000          6.875% due 1/15/2029                          281,131
                                                                                                                ------------
                                                                                                                   1,580,506
----------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                                      505,000      AON Corp., 6.95% due 1/15/2007                    517,431
                                                      720,000      Marsh & McLennan Cos., Inc.,
                                                                   5.15% due 9/15/2010                               715,334
                                                      315,000      Montpelier Re Holdings Ltd.,
                                                                   6.125% due 8/15/2013                              316,946
                                                      590,000      NLV Financial Corp.,
                                                                   7.50% due 8/15/2033 (d)                           644,479
                                                      225,000      North Front Pass-Through Trust,
                                                                   5.81% due 12/15/2024 (c)(d)                       226,283
                                                      235,000      Principal Life Global Funding I,
                                                                   3.625% due 4/30/2008 (d)                          228,927
                                                      160,000      Prudential Financial, Inc.,
                                                                   4.104% due 11/15/2006                             158,894
                                                      575,000      Prudential Holdings LLC,
                                                                   8.695% due 12/18/2023 (d)                         735,057
                                                      490,000      Willis Group North America, Inc.,
                                                                   5.625% due 7/15/2015                              486,848
                                                                                                                ------------
                                                                                                                   4,030,199
----------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                          280,000      Clear Channel Communications, Inc.,
                                                                   5.50% due 9/15/2014                               269,882
                                                      600,000      Comcast Cable Communications,
                                                                   6.375% due 1/30/2006                              603,928
                                                      588,000      Comcast Cable Communications
                                                                   Holdings, Inc., 8.375% due 3/15/2013              695,703
                                                      505,000      Comcast Corp., 5.85% due 1/15/2010                522,010
                                                                   Cox Communications, Inc.:
                                                       35,000          7.125% due 10/01/2012                          38,073
                                                      280,000          5.45% due 12/15/2014                          278,179
                                                      910,000      Historic TW, Inc., 9.125% due 1/15/2013         1,111,153
                                                      280,000      Media General, Inc., 6.95% due 9/01/2006          283,887
                                                      830,000      News America, Inc., 6.75% due 1/09/2038           903,341
                                                                                                                ------------
                                                                                                                   4,706,156
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                                280,000      Alcan, Inc., 5.75% due 6/01/2035                  275,280
                                                      230,000      Teck Cominco Ltd., 6.125% due 10/01/2035          225,544
                                                      945,000      Textron Financial Corp.,
                                                                   2.75% due 6/01/2006                               935,597
                                                                                                                ------------
                                                                                                                   1,436,421
----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                                 80,000      Ameren Corp., 4.263% due 5/15/2007                 79,294
                                                                   Dominion Resources, Inc.:
                                                      245,000          5.95% due 6/15/2035                           239,337
                                                      350,000          Series B, 4.09% due 5/15/2006 (c)             350,462
                                                                                                                ------------
                                                                                                                     669,093
----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.6%                    315,000      Amerada Hess Corp., 7.125% due 3/15/2033          360,517
                                                      295,000      Colonial Pipeline Co.,
                                                                   7.63% due 4/15/2032                               385,710
                                                      320,000      Consolidated Natural Gas Co.,
                                                                   5% due 12/01/2014                                 315,408
                                                      449,333      Kern River Funding Corp.,
                                                                   4.893% due 4/30/2018 (d)                          444,530
                                                      215,000      Motiva Enterprises LLC,
                                                                   5.20% due 9/15/2012 (d)                           216,023
                                                    1,750,000      Pemex Project Funding Master Trust
                                                                   5.17% due 6/15/2010 (c)(d)                      1,820,875
                                                      335,000      Tengizchevroil Finance Co. SARL,
                                                                   6.124% due 11/15/2014 (d)                         342,538
                                                      800,000      Texas Gas Transmission Corp.,
                                                                   4.60% due 6/01/2015                               759,209
                                                      765,000      Ultramar Diamond Shamrock Corp.,
                                                                   6.75% due 10/15/2037                              818,056
                                                                                                                ------------
                                                                                                                   5,462,866

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
Industry                                               Amount      Corporate Bonds                                     Value
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                 USD    560,000      Celulosa Arauco y Constitucion SA,
                                                                   8.625% due 8/15/2010                         $    636,406
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                                 10,000      Eli Lilly & Co., 7.125% due 6/01/2025              12,211
                                                      920,000      Wyeth, 5.50% due 3/15/2013                        943,515
                                                                                                                ------------
                                                                                                                     955,726
----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                    170,000      Developers Diversified Realty Corp.,
                                                                   6.625% due 1/15/2008                              175,606
                                                      415,000      Highwoods Properties, Inc.,
                                                                   7% due 12/01/2006                                 423,314
                                                      565,000      Simon Property Group LP,
                                                                   5.10% due 6/15/2015                               553,807
                                                      490,000      Westfield Capital Corp. Ltd.,
                                                                   5.125% due 11/15/2014 (d)                         486,350
                                                                                                                ------------
                                                                                                                   1,639,077
----------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                                    230,000      CSX Corp., 6.75% due 3/15/2011                    249,218
                                                      215,000      Canadian National Railway Co.,
                                                                   6.90% due 7/15/2028                               254,144
                                                      315,000      Norfolk Southern Corp.,
                                                                   7.05% due 5/01/2037                               376,459
                                                                                                                ------------
                                                                                                                     879,821
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%                     475,000      Washington Mutual, Inc.,
                                                                   4.20% due 1/15/2010                               463,551
----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                            110,000      AT&T Wireless Services, Inc.,
Services - 0.0%                                                    8.75% due 3/01/2031                               148,478
                                                       75,000      Sprint Capital Corp.,
                                                                   8.75% due 3/15/2032                               100,570
                                                                                                                ------------
                                                                                                                     249,048
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Corporate Bonds
                                                                   (Cost - $68,838,430) - 8.1%                    69,242,173
----------------------------------------------------------------------------------------------------------------------------
                                                                   Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------
                                               EUR  1,362,000      Bundesobligation Series 143,
                                                                   3.50% due 10/10/2008                            1,689,039
                                               USD    930,000      Italy Government International Bond,
                                                                   4.50% due 1/21/2015                               914,141
                                                                   Mexico Government International Bond:
                                                      650,000          9.875% due 2/01/2010                          773,175
                                                      265,000          6.375% due 1/16/2013                          281,960
                                                      265,000          5.875% due 1/15/2014                          274,010
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Foreign Government Obligations
                                                                   (Cost - $3,849,492) - 0.5%                      3,932,325
----------------------------------------------------------------------------------------------------------------------------
                                                                   Collateralized Mortgage-Backed Obligations+
----------------------------------------------------------------------------------------------------------------------------
                                                    2,500,000      ACE Securities Corp. Series 2005-HE6
                                                                   Class A2B, 4.24% due 10/25/2035 (c)             2,500,000
                                                    1,830,005      Argent Securities, Inc. Series 2004-W11
                                                                   Class A3, 4.40% due 11/25/2034 (c)              1,834,445
                                                    2,000,000      Banc of America Commercial Mortgage, Inc.
                                                                   Series 2005-4 Class A5A,
                                                                   4.933% due 7/10/2045                            1,986,250
                                                    1,860,000      Bear Stearns Adjustable Rate Mortgage
                                                                   Trust Series 2004-4 Class A4,
                                                                   3.514% due 6/25/2034 (c)                        1,811,839
                                                    2,550,000      Bear Stearns Asset Backed
                                                                   Securities, Inc., 4.13% due 10/01/2008          2,550,000
                                                                   Bear Stearns Asset Backed
                                                                   Securities, Inc. Class 1A2 (c):
                                                    1,164,910          Series 2004-HE9 Class,
                                                                       4.408% due 3/25/2032                        1,166,502
                                                    1,000,000          Series 2005-SD1 Class,
                                                                       4.34% due 7/25/2027                         1,002,250
                                                                   Countrywide Asset-Backed Certificates (c):
                                                    1,005,961          Series 2004-5 Class A,
                                                                       4.488% due 10/25/2034                       1,010,930
                                                      750,000          Series 2004-13 Class AF4,
                                                                       4.583% due 1/25/2033                          732,920
                                                      750,000          Series 2004-13 Class MF1,
                                                                       5.071% due 12/25/2034                         736,018
                                                    1,000,000      Credit-Based Asset Servicing and
                                                                   Securitization Series 2005-CB2
                                                                   Class AV2, 4.24% due 4/25/2036 (c)              1,000,340
                                                    1,350,000      Equifirst Mortgage Loan Trust
                                                                   Series 2004-2 Class M1,
                                                                   4.59% due 7/25/2034 (c)                         1,354,936
                                                                   Fannie Mae Guaranteed Pass-Through
                                                                   Certificates:
                                                    3,768,456          4.50% due 3/01/2020                         3,692,841
                                                    2,092,592          5% due 11/15/2035 (e)                       2,046,162
                                                   17,994,000          5.50% due 11/15/2035 (e)                   17,960,261

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face      Collateralized
                                                       Amount      Mortgage-Backed Obligations+                        Value
----------------------------------------------------------------------------------------------------------------------------
                                                                   Fannie Mae Guaranteed Pass-Through
                                                                   Certificates:
                                               USD  1,773,075          6% due 11/01/2034 - 11/15/2035 (e)       $  1,801,992
                                                    1,673,060          6.50% due 8/01/2032 - 7/01/2034             1,723,654
                                                                   First Franklin Mortgage Loan Asset-Backed
                                                                   Certificates Class A2 (c):
                                                      726,530          Series 2003-FF5, 2.82% due 3/25/2034          727,189
                                                    6,400,000          Series 2004-FF10,
                                                                       4.438% due 12/25/2032                       6,419,324
                                                                   Freddie Mac Mortgage Participation
                                                                   Certificates:
                                                    1,429,810          5% due 5/01/2020                            1,426,554
                                                   11,119,781          5% due 10/15/2035 - 11/15/2035 (e)         10,878,166
                                                      860,711          5.50% due 1/01/2018                           873,633
                                                      788,030          5.50% due 9/01/2034                           788,492
                                                      503,946          6% due 8/01/2016 - 12/01/2017                 517,969
                                                    3,808,041          6% due 1/01/2034 - 6/01/2035                3,874,933
                                                      230,323          6.50% due 8/01/2016 - 5/01/2017               237,816
                                                      732,937          7% due 7/01/2031 - 6/01/2032                  765,905
                                                    5,500,000      GMAC Commercial Mortgage Securities, Inc.
                                                                   Series 2004-C3 Class AAB,
                                                                   4.702% due 12/10/2041                           5,410,066
                                                    1,250,000      GS Mortgage Securities Corp. II
                                                                   Series 2005-GG4 Class A2,
                                                                   4.475% due 7/10/2039                            1,231,147
                                                       33,866      Ginnie Mae MBS Certificates,
                                                                   7.50% due 3/15/2032                                35,967
                                                    1,350,000      Greenwich Capital Commercial
                                                                   Funding Corp. Series 2004-GG1
                                                                   Class A4, 4.755% due 6/10/2036                  1,343,121
                                                                   Home Equity Asset Trust (c):
                                                    2,229,538          Series 2005-1 Class A2,
                                                                       4.288% due 5/25/2035                        2,231,219
                                                    1,120,516          Series 2005-3 Class 1A2,
                                                                       4.29% due 8/25/2035                         1,120,490
                                                    1,883,340      Impac Secured Assets Corp.
                                                                   Series 2004-3 Class 1A4,
                                                                   4.438% due 11/25/2034 (c)                       1,887,414
                                                    1,571,193      Irwin Home Equity Series 2005-C
                                                                   Class 1A1, 4.298% due 4/25/2030 (c)             1,571,156
                                                                   JPMorgan Chase Commercial Mortgage
                                                                   Securities Corp.:
                                                    1,250,000          Series 2005-LDP2 Class A2,
                                                                       4.575% due 7/15/2042                        1,234,397
                                                    3,100,000          Series 2005-LDP4 Class A4,
                                                                       4.918% due 10/15/2042                       3,082,578
                                                    1,400,000      LB-UBS Commercial Mortgage
                                                                   Trust Series 2005-C3
                                                                   Class A5, 4.739% due 7/15/2030                  1,372,817
                                                    3,000,000      MBNA Credit Card Master Note Trust
                                                                   Series 2001-C3 Class C3,
                                                                   6.55% due 12/15/2008                            3,047,412
                                                                   Morgan Stanley ABS Capital I, Inc. (c):
                                                      380,533          Series 2004-WMC1 Class A3,
                                                                       4.288% due 6/25/2034                          380,593
                                                    2,250,780          Series 2005-HE1 Class A2MZ,
                                                                       4.338% due 12/25/2034                       2,253,647
                                                      825,187          Series 2005-NC2 Class A1MZ,
                                                                       4.288% due 3/25/2035                          825,000
                                                      824,783          Series 2005-NC2 Class A2MZ,
                                                                       4.288% due 3/25/2035                          824,596
                                                      519,305      Nationslink Funding Corp. Series 1999-2
                                                                   Class A3, 7.181% due 6/20/2031                    525,236

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face      Collateralized
                                                       Amount      Mortgage-Backed Obligations+                        Value
----------------------------------------------------------------------------------------------------------------------------
                                                                   New Century Home Equity Loan Trust (c):
                                               USD  2,580,316          Series 2004-3 Class A3,
                                                                       4.428% due 11/25/2034                    $  2,587,439
                                                    1,988,501          Series 2005-2 Class A2MZ,
                                                                       4.298% due 6/25/2035                        1,988,836
                                                      350,000      Option One Mortgage Loan Trust
                                                                   Series 2005-1 Class M5, 5.29% due
                                                                   2/25/2035 (c)                                     352,161
                                                                   Park Place Securities, Inc. Series
                                                                   2005-WCH1 (c):
                                                    1,023,118          Class A1B, 4.34% due 1/25/2035              1,024,665
                                                      808,684          Class A3D, 4.378% due 1/25/2035               809,916
                                                      400,000      Popular ABS Mortgage Pass-Through Trust
                                                                   Series 2005-1 Class M2,
                                                                   5.51% due 5/25/2035                               394,536
                                                    2,650,000      Residential Accredit Loans, Inc.
                                                                   Series 2005-QS12 Class A8,
                                                                   4.388% due 8/25/2035 (c)                        2,647,516
                                                                   Residential Asset Mortgage
                                                                   Products, Inc. (c):
                                                    1,900,000          Series 2004-RS11 Class A2,
                                                                       4.31% due 12/25/2033                        1,901,530
                                                    1,350,000          Series 2005-RS3 Class AI2,
                                                                       4.21% due 3/25/2035                         1,352,667
                                                    2,150,000      Soundview Home Equity Loan Trust
                                                                   Series 2005-OPT3 Class A4,
                                                                   4.34% due 11/25/2035 (c)                        2,150,000
                                                                   Structured Asset Investment
                                                                   Loan Trust (c):
                                                    1,500,000          Series 2003-BC6 Class M1,
                                                                       4.79% due 7/25/2033                         1,507,158
                                                      550,000          Series 2004-8 Class M4,
                                                                       5.04% due 9/25/2034                           551,996
                                                                   Structured Asset Securities Corp. (c):
                                                      797,033          Series 2004-23XS Class 2A1,
                                                                       4.338% due 1/25/2035                          797,603
                                                      751,083          Series 2005-GEL2 Class A,
                                                                       4.318% due 4/25/2035                          751,063
                                                      549,857      Washington Mutual Series 2005-AR2
                                                                   Class B4, 4.938% due 1/25/2045 (c)                549,857
                                                    6,400,000      Wells Fargo Home Equity Trust
                                                                   Series 2004-2 Class A32,
                                                                   4.378% due 2/25/2032 (c)                        6,418,632
                                                      293,235      Whole Auto Loan Trust Series 2004-1
                                                                   Class D, 5.60% due 3/15/2011                      293,892
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Collateralized Mortgage-Backed
                                                                   Obligations (Cost - $126,657,906) - 14.7%     125,877,644
----------------------------------------------------------------------------------------------------------------------------
                                                                   Municipal Bonds
----------------------------------------------------------------------------------------------------------------------------
                                                      635,000      Dallas, Texas, General Obligation,
                                                                   Series C, 5.25% due 2/15/2024                     634,943
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total  Municipal Bonds
                                                                   (Cost - $635,000) - 0.1%                          634,943
----------------------------------------------------------------------------------------------------------------------------
                                                                   U.S. Government and Agency Obligations
----------------------------------------------------------------------------------------------------------------------------
                                                    2,220,000      Fannie Mae, 7.125% due 1/15/2030                2,883,718
                                                    1,650,000      Federal Home Loan Bank System,
                                                                   2.75% due 11/15/2006                            1,620,866
                                                                   U.S. Treasury Bonds:
                                                    1,270,000          7.50% due 11/15/2016                        1,607,443
                                                      780,000          8.125% due 8/15/2019                        1,064,912
                                                    2,710,000          7.25% due 8/15/2022                         3,540,783
                                                      560,000          6.25% due 8/15/2023                           669,615
                                                      560,000          6.625% due 2/15/2027                          710,893
                                                    4,470,000          5.375% due 2/15/2031                        5,007,794
                                                                   U.S. Treasury Inflation Indexed Bonds:
                                                    1,560,577          3.875% due 1/15/2009                        1,692,982
                                                    1,356,004          3.50% due 1/15/2011                         1,493,458
                                                    3,325,303          1.625% due 1/15/2015                        3,285,815
                                                                   U.S. Treasury Notes:
                                                    2,510,000          7% due 7/15/2006 (i)                        2,564,906
                                                   10,300,000          4% due 8/31/2007 (m)                       10,265,000
                                                      365,000          3.75% due 5/15/2008                           361,093
                                                      570,000          3.875% due 5/15/2010                          561,739
                                                    1,115,000          3.625% due 6/15/2010                        1,086,777

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                           (in U.S. dollars)
----------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount      U.S. Government and Agency Obligations              Value
----------------------------------------------------------------------------------------------------------------------------
                                                                   U.S. Treasury Notes:
                                               USD  2,125,000          4.125% due 8/15/2010                      $ 2,115,454
                                                      220,000          5% due 2/15/2011                              228,104
                                                    4,120,000          4.25% due 8/15/2015                         4,094,250
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total U.S. Government and Agency
                                                                   Obligations (Cost - $44,160,411) - 5.2%        44,855,602
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities
                                                                   (Cost - $244,141,239) - 28.6%                 244,542,687
----------------------------------------------------------------------------------------------------------------------------
                                                   Beneficial
                                                    Interest       Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                                               USD 97,612,367      Merrill Lynch Liquidity Series, LLC Cash
                                                                   Sweep Series I (g)                             97,612,367
                                                   19,177,150      Merrill Lynch Liquidity Series, LLC
                                                                   Money Market Series  (g)(l)                    19,177,150
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $116,789,517) - 13.6%                 116,789,517
----------------------------------------------------------------------------------------------------------------------------
                                                    Number of
                                                    Contracts      Options Purchased
----------------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%                             131      Five-Year U.S. Treasury Notes,
                                                                   expiring October 2005 at USD 107                   34,797
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Options Purchased
                                                                   (Premiums Paid - $57,802) - 0.0%                   34,797
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $853,290,051) - 105.9%                907,085,417
----------------------------------------------------------------------------------------------------------------------------
                                                    Number of
                                                    Contracts      Options Written
----------------------------------------------------------------------------------------------------------------------------
Call Options Written - 0.0%                                27 ++   Swaption, expiring January 2006 at 4.25%,
                                                                   Broker UBS Warburg (h)                            (13,500)
                                                            6 ++   Swaption, expiring December 2005
                                                                   at 4.21%, Broker Credit Suisse
                                                                   First Boston (h)                                  (28,152)
                                                          262      Five-Year U.S. Treasury Notes,
                                                                   expiring October 2005 at USD 108                   (8,188)
                                                                                                                ------------
                                                                                                                     (49,840)
----------------------------------------------------------------------------------------------------------------------------
Put Options Written - 0.0%                                 27 ++   Swaption, expiring January 2006 at 4.25%
                                                                   Broker UBS Warburg (h)                           (121,500)
                                                            6 ++   Swaption, expiring December 2005
                                                                   at 5.11%, Broker Credit Suisse
                                                                   First Boston  (h)                                  (5,808)
                                                                                                                ------------
                                                                                                                    (127,308)
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Options Written
                                                                   (Premiums Received - $174,839) - 0.0%            (177,148)
----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments, Net of Options Written
                                                                          (Cost - $853,115,212*)  - 105.9%       906,908,269
                                                                          Liabilities in Excess of
                                                                          Other Assets - (5.9%)                  (50,123,353)
                                                                                                                ------------
                                                                          Net Assets - 100.0%                   $856,784,916
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

     Aggregate cost                                          $860,224,791
                                                             ============
     Gross unrealized appreciation                           $ 91,922,646
     Gross unrealized depreciation                            (45,239,168)
                                                             ------------
     Net unrealized appreciation                             $ 46,683,478
                                                             ============

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++   One contract represents a notional amount of $1,000,000.

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Floating rate note.

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) All or a portion of security represents a "to-be-announced" transaction, with a commitment to purchase the security for which all specific information is not available at this time.

(f)  Convertible security.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     ---------------------------------------------------------------------------
                                                              Net       Interest
     Affiliate                                           Activity         Income
     ---------------------------------------------------------------------------
     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                        $(3,503,760)    $2,315,748
     Merrill Lynch Liquidity Series,
       LLC Money Market Series                        $19,177,150     $   35,530
     ---------------------------------------------------------------------------

(h) This European style swaption, which can be exercised only on the expiration date represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Restricted securities as to resale, representing 1.3% of net assets were as follows:

     ---------------------------------------------------------------------------
                                  Acquisition
     Issue                              Dates                 Cost         Value
     ---------------------------------------------------------------------------
     Sigma Finance Corp., 6.29%
     due 8/15/2011                  2/13/2004           $2,300,000    $2,300,000
     Sigma Finance Corp., 4.20%
     due 3/31/2014                  3/26/2004            1,100,000     1,111,477
     ---------------------------------------------------------------------------
     Total                                              $3,400,000    $3,411,477
                                                        ========================

(k)  The security is a perpetual bond and has no stated maturity date.

(l)  Security was purchased with the cash proceeds from securities loans.

(m)  Security or portion of security is on loan.

     Forward foreign exchange contracts as of September 30, 2005 were as follows:
     ---------------------------------------------------------------------------
                                                Settlement          Unrealized
     Foreign Currency Sold                      Date                Appreciation
     ---------------------------------------------------------------------------
     EUR      1,409,955                         October 2005        $     40,954
     ---------------------------------------------------------------------------
     Total Unrealized Appreciation in Forward
     Foreign Exchange Contracts - Net
     (USD - Commitment - $1,741,872)                                $     40,954
                                                                    ============

     Financial futures contracts purchased as of September 30, 2005 were as follows:

     ----------------------------------------------------------------------------------------------
     Number of                                    Expiration             Face           Unrealized
     Contracts              Issue                    Date                Value         Appreciation
     ----------------------------------------------------------------------------------------------
        116      Five-Year U.S. Treasury Bond    December 2005        $12,471,340        $(75,653)
     ----------------------------------------------------------------------------------------------

     Financial futures contracts sold as of September 30, 2005 were as follows:

     ----------------------------------------------------------------------------------------------
     Number of                                    Expiration             Face           Unrealized
     Contracts              Issue                    Date                Value         Appreciation
     ----------------------------------------------------------------------------------------------
        241      10-Year U.S. Treasury Bond      December 2005        $26,802,809        $311,637
         30      30-Year U.S. Treasury Bond      December 2005        $ 3,471,479          39,291
     ----------------------------------------------------------------------------------------------
     Total Unrealized Appreciation - Net                                                 $350,928
                                                                                         ========

     For Porfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Porfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

     Currency Abbreviations
     EUR                    Euro
     USD                    U.S. Dollar

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

     Swaps outstanding as of September 30, 2005 were as follows:
     ---------------------------------------------------------------------------------------------------
                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury
     Index and pay a floating rate based on 1-month
     LIBOR minus 0.15%

     Broker, Lehman Brothers Special Finance
     Expires October 2005                                             $ 9,200,000                  --

     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
     Index and pay a floating rate based on 1-month LIBOR minus 0.12%

     Broker, UBS Warburg
     Expires October 2005                                             $ 2,600,000                  --

     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
     Index and pay a floating rate based on 1-month LIBOR minus
     0.05%

     Broker, UBS Warburg
     Expires October 2005                                             $10,000,000                  --

     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury
     Index and pay a floating rate based on 1-month LIBOR minus
     0.15%

     Broker, Lehman Brothers Special Finance
     Expires November 2005                                            $15,100,000                  --

     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
     Index and pay a floating rate based on 1-month LIBOR minus
     0.03%

     Broker, Lehman Brothers Special Finance
     Expires November 2005                                            $19,500,000                  --

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
     Index and pay a floating rate based on 1-month LIBOR minus
     0.01%

     Broker, Lehman Brothers Special Finance
     Expires December 2005                                            $ 7,550,000                  --

     Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate
     Index and pay a floating rate based on 1-month LIBOR minus
     0.01%

     Broker, UBS Warburg
     Expires December 2005                                            $10,700,000                  --

     Receive (pay) a variable based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

     Broker, Lehman Brothers Special Finance
     Expires February 2006                                            $12,300,000                  --

     Bought credit default protection on AON Corp., Inc.
     and pay 0.37%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires January 2007                                             $   560,000           $  (2,278)

     Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR

     Broker, JPMorgan Chase Bank
     Expires January 2007                                             $   560,000              12,297

     Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR

     Broker, Citibank N.A.
     Expires September 2007                                           $28,000,000            (238,271)

     Receive a fixed rate of 3.401% and pay 3.875% on Treasury
     Inflation Protected Securities (TIPS) adjusted principal

     Broker, JPMorgan Chase Bank
     Expires January 2009                                             $ 1,694,000             (51,015)

     Sold credit default protection on Raytheon Co. and receive 0.73%

     Broker, JPMorgan Chase Bank
     Expires March 2009                                               $   325,000               5,360

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Bought credit default protection on Boeing Capital
     Corp. and pay 0.48%.

     Broker, JPMorgan Chase Bank
     Expires March 2009                                               $   325,000           $  (3,734)

     Sold credit default protection on Nextel Communications
     Inc. and receive 1.72%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                           $   670,000              36,759

     Sold credit default protection on Dow Jones CDX
     North America Investment Grade Index Series 2 and receive 0.60%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                           $ 2,000,000               4,862

     Sold credit default protection on Dow Jones CDX
     North America Investment Grade Index Series 2 and receive 0.60%

     Broker, UBS Warburg
     Expires September 2009                                           $ 2,000,000               5,094

     Sold credit default protection on Dow Jones CDX
     North America Investment Grade High Volatility Index
     Series 2 and receive 1.15%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2009                                           $ 2,725,000              (3,262)

     Bought credit default protection on Hewlett-Packard
     Co. and pay 0.31%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $   700,000              (2,164)

     Bought credit default protection on Petroles
     Mexicanos and pay 1.09%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $ 1,420,000             (17,030)

     Sold credit default protection on Mexico Government
     International Bond and receive 0.92%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $ 1,420,000              18,121

     Sold credit default protection in Computer Associates
     International, Inc. and receive 0.83%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $   700,000               5,096

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Bought credit default protection on Morgan Stanley
     and pay 0.47%

     Broker, HSBC Bank USA
     Expires June 2010                                                $   340,000           $  (3,146)

     Bought credit default protection on Valero Energy
     Corp. and pay 1.03%

     Broker, Deutsche Bank AG
     Expires June 2010                                                $   340,000              (8,800)

     Bought credit default protection on Devon Energy
     Corp. and pay 0.48%

     Broker, Deutsche Bank AG
     Expires June 2010                                                $   685,000              (3,961)

     Sold credit default protection on Bellsouth Corp.
     and receive 0.26%

     Broker, Lehman Brothers Special Finance
     Expires June 2010                                                $   325,000                 375

     Bought credit default protection on Devon Energy
     Corp. and pay 0.50%

     Broker, Lehman Brothers Special Finance
     Expires June 2010                                                $   685,000              (4,544)

     Bought credit default protection on Valero Energy
     Corp. and pay 1.00%

     Broker, Lehman Brothers Special Finance
     Expires June 2010                                                $   340,000              (8,800)

     Bough credit default protection on Goldman Sachs
     Group, Inc. and pay 0.45%

     Broker, Lehman Brothers Special Finance
     Expires June 2010                                                $   325,000              (2,743)

     Bought credit default protection on JPMorgan Chase
     & Co. and pay 0.44%

     Broker, Morgan Stanley Capital Services
     Expires June 2010                                                $   325,000              (2,741)

     Sold credit default protection on Wells Fargo & Co.
     and receive 0.195%

     Broker, Deutsche Bank AG
     Expires June 2010                                                $   325,000               1,014

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Sold credit default protection on Dow Jones CDX
     North America Investment Grade Index Series 4
     and receive 0.40%

     Broker, Lehman Brothers Special Finance
     Expires June 2010                                                $ 3,365,000           $    (884)

     Sold credit default protection on J.C. Penney, Inc.
     and receive 0.86%

     Broker, Lehman Brothers Special Finance
     Expires September 2010                                           $   650,000              (7,061)

     Bought credit default protection on Ford Motor
     Credit Co. and pay 4.21%

     Broker, UBS Warburg
     Expires September 2010                                           $   325,000               1,326

     Bought credit default protection on Ford Motor
     Credit Co. and pay 4.31%

     Broker, UBS Warburg
     Expires September 2010                                           $   650,000                  97

     Sold credit default protection on Royal Caribbean
     Cruises Ltd. and receive 1.03%

     Broker, Lehman Brothers Special Finance
     Expires September 2010                                           $   650,000              (6,184)

     Sold credit default protection on J.C. Penney, Inc.
     and receive 0.95%

     Broker, UBS Warburg
     Expires September 2010                                           $   325,000             (2,255)

     Sold credit default protection on Royal Caribbean
     Cruises Ltd. and receive 1.13%

     Broker, UBS Warburg
     Expires September 2010                                           $   325,000              (1,685)

     Sold credit default protection on General Motors
     Acceptance Corp. and receive 4.45%

     Broker, UBS Warburg
     Expires September 2010                                           $   325,000              (8,300)

     Sold credit default protection on General Motors
     Acceptance Corp. and receive 4.45%

     Broker, UBS Warburg
     Expires September 2010                                           $   650,000             (14,121)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
    Bought credit default protection on Alltel Corp.
    and pay 0.40%

    Broker, Deutsche Bank AG
    Expires December 2010                                             $ 1,345,000           $    (950)

    Sold credit default protection on CSX Corp. and receive 0.34%

    Broker, JPMorgan Chase Bank
    Expires December 2010                                             $   670,000                (306)

    Bought credit default protection on Sara Lee Corp.
    and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                                             $   670,000                 917

    Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                                             $   670,000                 917

    Bought credit default protection on HJ Heinz Co.
    and pay 0.37%

    Broker, UBS Warburg
    Expires December 2010                                             $   670,000                  (7)

    Sold credit default protection on Goodrich Corp.
    and receive 0.44%

    Broker, UBS Warburg
    Expires December 2010                                             $   670,000                (921)

    Bought credit default protection on Campbell Soup
    Co. and pay 0.26%

    Broker, UBS Warburg
    Expires December 2010                                             $   670,000                 619

    Bought credit default protection on General Mills, Inc.
    and pay 0.35%

    Broker, UBS Warburg
    Expires December 2010                                            $    670,000                 615

    Bought credit default protection on Ford Motor
    Credit Co. and pay 4.40%

    Broker, UBS Warburg
    Expires December 2010                                            $    650,000                 (73)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Bought credit default protection on Albertson's,
     Inc. and pay 3.18%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires December 2010                                            $   670,000           $   2,539

     Sold credit default protection on Tyco International
     Ltd. and receive 0.43%

     Broker, UBS Warburg
     Expires December 2010                                            $   670,000              (2,159)

     Sold credit default protection on General Motors
     Acceptance Corp. and receive 5.10%

     Broker, UBS Warburg
     Expires December 2010                                            $   650,000              (2,473)

     Sold credit default protection on Lehman Brothers
     Holdings, Inc. and receive 0.271%

     Broker, UBS Warburg
     Expires December 2010                                            $   670,000                 618

     Sold credit default protection on Computer Associates
     International, Inc. and receive 0.74%

     Broker, UBS Warburg
     Expires December 2010                                            $   670,000                (713)

     Sold credit default protection on Dow Jones CDX
     North America Investment Grade Index Series 5 and receive 0.45%

     Broker, Lehman Brothers Special Finance
     Expires December 2010                                            $ 3,590,000               4,620

     Sold credit default protection on Dow Jones CDX
     North America Investment Grade Index Series 5 and receive 0.45%

     Broker, Lehman Brothers Special Finance
     Expires December 2010                                            $ 3,365,000              (1,975)

     Receive a fixed rate of 4.17% and pay 3.50% on Treasury
     Inflation Protected Securities (TIPS) adjusted principal

     Broker, Morgan Stanley Capital Services, Inc.
     Expires January 2011                                             $ 1,450,000             (66,204)

FAM Series Fund, Inc. - Mercury Balanced Capital Strategy Portfolio
Schedule of Investments as of September 30, 2005                                       (in U.S. dollars)
--------------------------------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                       Notional            Appreciation
                                                                        Amount            (Depreciation)
     ---------------------------------------------------------------------------------------------------
     Receive a floating rate based on 1-month LIBOR plus 0.47% which is capped at a fixed coupon of 6.0% from 12/16/05 through
     expiration and pay a floating rate based on 1-month LIBOR

     Broker, Credit Suisse First Boston
     Expires June 2011                                                $15,000,000           $ (13,436)
     ---------------------------------------------------------------------------------------------------
     Total                                                                                  $(380,950)
                                                                                            ============

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount      Asset-Backed Securities+                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   ACE Securities Corp. (b):
                              USD     365,113              Series 2003-OP1 Class A2, 4.40% due 12/25/2033              $    365,669
                                    1,150,000              Series 2005-HE6 Class A2B, 4.24% due 10/25/2035                1,150,000
                                      411,876      Aegis Asset-Backed Securities Trust Series 2004-1
                                                       Class A, 4.39% due 4/25/2034 (b)                                     412,656
                                      350,000      Ameriquest Mortgage Securities, Inc. Series 2004-R1                      350,671
                                                       Class M2, 4.62% due 2/25/2034 (b)
                                      848,051      Argent Securities, Inc. Series 2004-W11 Class A3, 4.40%
                                                       due 11/25/2034 (b)                                                   850,109
                                                   Bear Stearns Asset Backed Securities, Inc. (b):
                                    1,150,000              4.13% due 10/01/2008                                           1,150,000
                                      533,917              Series 2004-HE9 Class 1A2, 4.408% due 3/25/2032                  534,647
                                      450,000              Series 2005-SD1 Class 1A2, 4.34% due 7/25/2027                   451,013
                                      356,547      CIT Equipment Collateral Series 2003-VT1 Class A3A, 4.13%
                                                       due 4/20/2007 (b)                                                    356,723
                                                   California Infrastructure Series 1997-1:
                                      148,058              PG&E-1 Class A7, 6.42% due 9/25/2008                             149,789
                                      100,002              SCE-1 Class A6, 6.38% due 9/25/2008                              101,238
                                      115,338      Capital Auto Receivables Asset Trust Series 2003-2 Class B,
                                                       4.25% due 1/15/2009 (b)                                              115,529
                                    1,250,000      Capital One Master Trust Series 2000-4 Class C, 4.77%
                                                       due 8/15/2008 (a)(b)                                               1,251,317
                                                   Chase Credit Card Master Trust Class C (b):
                                      800,000              Series 2000-3, 3.92% due 1/15/2008                               800,188
                                    1,400,000              Series 2003-1, 4.32% due 4/15/2008                             1,403,494
                                                   Countrywide Asset-Backed Certificates (b):
                                      500,000              Series 2003-2 Class M1, 4.014% due 6/26/2033                     502,081
                                      217,826              Series 2003-BC3 Class A2, 3.62% due 9/25/2033                    218,083
                                      441,641              Series 2004-5 Class A, 3.76% due 10/25/2034                      443,823
                                      400,000              Series 2004-5 Class M2, 3.98% due 7/25/2034                      402,058
                                      550,000              Series 2004-13 Class AF4, 4.583% due 1/25/2033                   537,475
                                      550,000              Series 2004-13 Class MF1, 5.071% due 12/25/2034                  539,746
                                      450,000      Credit-Based Asset Servicing and Securitization Series
                                                       2005-CB2 Class AV2, 4.24% due 4/25/2036 (b)                          450,153
                                      600,000      Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                                       4.59% due 7/25/2034 (b)                                              602,194
                                                   First Franklin Mortgage Loan Asset-Backed Certificates
                                                       Class A2 (b):
                                      320,528              Series 2003-FF5, 2.82% due 3/25/2034                             320,819
                                    1,150,000              Series 2004-FF10, 3.714% due 12/25/2032                        1,153,472
                                      650,000      GE Dealer Floorplan Master Note Trust Series 2004-2
                                                       Class B, 4.29% due 7/20/2009 (b)                                     651,491
                                      167,565      HFC Home Equity Loan Asset-Backed Certificates
                                                       Series 2002-2 Class A, 4.30% due 4/20/2032 (b)                       167,615
                                                   Home Equity Asset Trust Series (b):
                                      716,637              2005-1 Class A2, 3.59% due 5/25/2035                             717,178
                                      474,065              2005-3 Class 1A2, 3.56% due 8/25/2035                            474,054
                                      693,173      Irwin Home Equity Series 2005-C Class 1A1, 4.298%
                                                       due 4/25/2030 (b)                                                    693,157
                                                   Long Beach Mortgage Loan Trust (b):
                                      135,928              Series 2002-4 Class 2A, 3.77% due 11/26/2032                     136,278
                                      434,149              Series 2004-1 Class A3, 3.61% due 2/25/2034                      434,561

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount      Asset-Backed Securities+                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Morgan Stanley ABS Capital I (b):
                              USD     300,000              Series 2003-NC5 Class M2, 5.314% due 4/25/2033              $    302,974
                                      536,327              Series 2004-NC1 Class A2, 3.68% due 12/27/2033                   538,434
                                      373,782              Series 2004-NC2 Class A2, 3.61% due 12/25/2033                   374,628
                                      163,085              Series 2004-WMC1 Class A3, 3.56% due 6/25/2034                   163,111
                                      996,247              Series 2005-HE1 Class A2MZ, 3.61% due 12/25/2034                 997,516
                                      371,334              Series 2005-NC2 Class A1MZ, 3.56% due 3/25/2035                  371,250
                                      371,152              Series 2005-NC2 Class A2MZ, 3.56% due 3/25/2035                  371,068
                                                   New Century Home Equity Loan Trust (b):
                                      476,792              Series 2004-2 Class A3, 3.56% due 8/25/2034                      476,863
                                      879,653              Series 2004-3 Class A3, 3.704% due 11/25/2034                    882,082
                                      883,778              Series 2005-2 Class A2MZ, 3.57% due 6/25/2035                    883,927
                                                   Option One Mortgage Loan Trust (b):
                                      288,665              Series 2003-4 Class A2, 3.63% due 7/25/2033                      289,025
                                      150,000              Series 2005-1 Class M5, 4.564% due 2/25/2035                     150,926
                                                   Park Place Securities, Inc. Series 2005-WCH1 (b):
                                      487,425              Class A1B, 3.61% due 1/25/2035                                   488,162
                                      351,602              Class A3D, 3.65% due 1/25/2035                                   352,138
                                      200,000      Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                       Class M2, 5.51% due 5/25/2035                                        197,268
                                                   Residential Asset Mortgage Products, Inc. (b):
                                      800,000              Series 2004-RS11 Class A2, 3.584% due 12/25/2033                 800,644
                                      600,000              Series 2005-RS3 Class AI2, 3.484% due 3/25/2035                  601,185
                                      410,014      Residential Asset Securities Corp. Series 2003-KS5
                                                       Class AIIB, 4.328% due 7/25/2033 (b)                                 410,729
                                       21,494      Saxon Asset Securities Trust Series 2002-3 Class AV, 4.438%
                                                       due 12/25/2032 (b)                                                    21,495
                                      950,000      Soundview Home Equity Loan Trust Series 2005-OPT3
                                                       Class A4, 4.34% due 11/25/2035 (b)                                   950,000
                                                   Structured Asset Investment Loan Trust (b):
                                      650,000              Series 2003-BC6 Class M1, 4.064% due 7/25/2033                   653,102
                                      250,000              Series 2004-8 Class M4, 4.314% due 9/25/2034                     250,907
                                      358,665      Structured Asset Securities Corp. Series 2004-23XS
                                                       Class 2A1, 3.614% due 1/25/2035 (b)                                  358,921
                                    1,500,000      Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                                       4.378% due 2/25/2032 (b)                                           1,504,367
                                      125,672      Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                                       due 3/15/2011                                                        125,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Asset-Backed Securities (Cost - $30,398,105) - 23.5%            30,403,957
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                    1,070,000      Fannie Mae, 7.125% due 1/15/2030                                       1,389,900
                                      700,000      Federal Home Loan Bank System, 2.75% due 11/15/2006                      687,640
                                                   U.S. Treasury Bonds:
                                      550,000              7.50% due 11/15/2016 (c)                                         696,137
                                      330,000              8.125% due 8/15/2019                                             450,540
                                    1,170,000              7.25% due 8/15/2022                                            1,528,678
                                      240,000              6.25% due 8/15/2023                                              286,978
                                      240,000              6.625% due 2/15/2027                                             304,669
                                    2,055,000              5.375% due 2/15/2031                                           2,302,241
                                                   U.S. Treasury Inflation Indexed Bonds:
                                      810,070              3.875% due 1/15/2009                                             878,800
                                      701,575              3.50% due 1/15/2011                                              772,692
                                    1,432,438              1.625% due 1/15/2015                                           1,415,428

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount      Government & Agency Obligations                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   U.S. Treasury Notes:
                              USD   2,340,000              7% due 7/15/2006                                            $  2,391,187
                                    5,250,000              4% due 8/31/2007 (i)                                           5,232,160
                                      180,000              3.75% due 5/15/2008                                              178,073
                                      250,000              3.875% due 5/15/2010                                             246,377
                                      495,000              3.625% due 6/15/2010                                             482,471
                                    1,126,000              4.125% due 8/15/2010                                           1,120,942
                                       95,000              5% due 2/15/2011                                                  98,499
                                      960,000              4.25% due 8/15/2015                                              954,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Government & Agency Obligations
                                                   (Cost - $21,160,365) - 16.6%                                          21,417,412
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Fannie Mae Guaranteed Pass-Through Certificates:
                                    1,449,406              4.50% due 3/01/2020                                            1,420,324
                                      498,236              5% due 11/15/2035 (k)                                            487,181
                                    8,206,000              5.50% due 11/15/2035 (k)                                       8,190,614
                                      141,530              6% due 2/01/2017                                                 145,608
                                      873,025              6% due 11/01/2034 - 11/15/2035 (k)                               887,070
                                      545,109              6.50% due 8/01/2032 - 3/01/2033                                  561,661
                                       74,264              7% due 2/01/2016                                                  77,627
                                                   Freddie Mac Mortgage Participation Certificates:
                                    5,117,074              5% due 10/15/2035 - 11/15/2035 (k)                             5,005,507
                                      301,265              5.50% due 3/01/2018                                              305,749
                                       91,039              5.50% due 2/01/2035                                               91,084
                                    1,682,772              6% due 11/01/2033 - 6/01/2035                                  1,712,327
                                       95,829              6.50% due 6/01/2016                                               98,946
                                      315,429              7% due 1/01/2032 - 9/01/2032                                     329,615
                                       99,411      Ginnie Mae MBS Certificates  6.50% due 6/15/2031                         103,464
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Government Agency Mortgage-Backed Securities
                                                   (Cost - $19,533,076) - 15.0%                                          19,416,777
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized
Mortgage
Obligations - 3.7%                    775,000      Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
                                                       Class A4, 3.514% due 6/25/2034 (b)                                   754,933
                                      500,000      Impac Secured Assets CMN Owner Trust Series 2004-3
                                                       Class M1, 4.638% due 11/25/2034 (b)                                  501,943
                                      844,256      Impac Secured Assets Corp. Series 2004-3 Class 1A4, 4.438%
                                                       due 11/25/2034 (b)                                                   846,082
                                    1,006,971      RMAC Plc Series 2003-NS2A Class A2C, 4.23%
                                                       due 9/12/2035 (b)                                                  1,009,803
                                    1,150,000      Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                                       4.388% due 8/25/2035 (b)                                           1,148,922
                                      316,245      Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                                       3.59% due 4/25/2035 (b)                                              316,237
                                      249,935      Washington Mutual Series 2005-AR2 Class B4, 4.938%
                                                       due 1/25/2045 (b)                                                    249,935
                                                                                                                       ------------
                                                                                                                          4,827,855
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount      Non-Government Agency Mortgage-Backed Securities+                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                    USD     900,000      Banc of America Commercial Mortgage, Inc. Series 2005-4
Mortgage-Backed                                        Class A5A, 4.933% due 7/10/2045                                 $    893,813
Securiities - 5.4%                  1,000,000      Banc of America Large Loan Series 2003-BBA2 Class A3,
                                                       4.29% due 11/15/2015 (b)                                           1,000,884
                                                   Commercial Mortgage Pass-Through Certificates (b):
                                      265,146              Series 2003-FL8 Class A2, 3.42% due 7/15/2015                    265,142
                                      453,160              Series 2003-FL9 Class A3, 3.54% due 11/15/2015                   453,789
                                      550,000      GS Mortgage Securities Corp II Series 2005-GG4 Class A2,
                                                       4.475% due 7/10/2039                                                 541,705
                                      900,000      Greenwich Capital Commercial Funding Corp.
                                                       Series 2004-GG1 Class A4, 4.755% due 6/10/2036                       895,414
                                                   JPMorgan Chase Commercial Mortgage Securities Co:
                                      550,000              Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                  543,134
                                    1,400,000              Series 2005-LDP4 Class A4, 4.918% due 10/15/2042               1,392,132
                                      600,000      LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                       Class A5, 4.739% due 7/15/2030                                       588,350
                                      337,548      Nationslink Funding Corp. Series 1999-2 Class A3, 7.181%
                                                       due 6/20/2031                                                        341,404
                                                                                                                       ------------
                                                                                                                          6,915,767
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Non-Government Agency Mortgage-Backed Securities
                                                   (Cost - $11,846,277) - 9.1%                                           11,743,622
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.1%            440,000      BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                      434,512
                                      400,000      Goodrich Corp., 6.60% due 5/15/2009                                      422,128
                                                   Raytheon Co.:
                                      370,000              8.30% due 3/01/2010                                              419,803
                                      150,000              5.50% due 11/15/2012                                             154,342
                                                                                                                       ------------
                                                                                                                          1,430,785
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                       126,092      American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012              121,618
                                      140,000      Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013           145,894
                                      190,000      Southwest Airlines Co., 7.875% due 9/01/2007                             200,171
                                                                                                                       ------------
                                                                                                                            467,683
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                 DaimlerChrysler NA Holding Corp.:
                                      180,000              4.75% due 1/15/2008                                              179,052
                                      200,000              7.75% due 1/18/2011                                              221,514
                                                                                                                       ------------
                                                                                                                            400,566
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                  800,000      Abgenix, Inc., 3.50% due 3/15/2007 (e)                                   781,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                             The Bear Stearns Cos., Inc.:
                                      275,000              3.49% due 1/30/2009 (b)                                          276,343
                                       85,000              5.70% due 11/15/2014                                              88,793
                                      320,000      Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                319,487
                                                   Goldman Sachs Group, Inc.:
                                      575,000              5.70% due 9/01/2012                                              596,380
                                      300,000              5.25% due 10/15/2013                                             302,708
                                                   Lehman Brothers Holdings, Inc.:
                                      345,000              3.50% due 8/07/2008                                              334,589
                                      175,000              Series H, 4.50% due 7/26/2010                                    172,612
                                       60,000      Mellon Funding Corp., 6.40% due 5/14/2011                                 64,646
                                      295,000      Morgan Stanley, 5.30% due 3/01/2013                                      297,938
                                                                                                                       ------------
                                                                                                                          2,453,496
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                      270,000      Cytec Industries, Inc., 5.50% due 10/01/2010                             269,595
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
Industry                               Amount      Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.1%       USD     225,000      Bank of America Corp., 4.875% due 9/15/2012                         $    224,944
                                       95,000      Bank One Corp., 8% due 4/29/2027                                         120,842
                                      290,000      Barclays Bank Plc, 8.55% (a)(b)(d)                                       339,895
                                      220,000      Corporacion Andina de Fomento, 6.875% due 3/15/2012                      241,236
                                      160,000      FirstBank Puerto Rico, 7.625% due 12/20/2005                             160,433
                                                   HBOS Plc (a)(b)(d):
                                      300,000              5.92%                                                            300,731
                                      300,000              6.41%                                                            298,945
                                      105,000      Hudson United Bancorp, 8.20% due 9/15/2006                               108,279
                                                   PNC Funding Corp.:
                                      185,000              6.125% due 2/15/2009                                             192,864
                                      100,000              5.25% due 11/15/2015                                             100,942
                                      110,000      Popular North America, Inc., 3.875% due 10/01/2008                       107,282
                                      350,000      Sovereign Bank, 5.125% due 3/15/2013                                     348,428
                                      210,000      Wells Fargo & Co., 5% due 11/15/2014                                     210,465
                                                                                                                       ------------
                                                                                                                          2,755,286
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                              Aramark Services, Inc.:
Supplies - 0.4%                       205,000              6.375% due 2/15/2008                                             211,454
                                      130,000              5% due 6/01/2012                                                 126,855
                                      155,000      International Lease Finance Corp., 2.95% due 5/23/2006                   153,643
                                                                                                                       ------------
                                                                                                                            491,952
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                      Harris Corp.:
Equipment - 0.4%                      305,000              5% due 10/01/2015                                                300,747
                                      230,000              6.35% due 2/01/2028                                              241,057
                                                                                                                       ------------
                                                                                                                            541,804
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                            HSBC Finance Corp.:
                                      200,000              6.50% due 11/15/2008                                             210,016
                                      180,000              5.875% due 2/01/2009                                             185,758
                                                   MBNA Corp.:
                                      277,000              6.25% due 1/17/2007                                              282,203
                                      100,000              5.625% due 11/30/2007                                            101,975
                                      135,000              4.625% due 9/15/2008                                             134,902
                                                                                                                       ------------
                                                                                                                            914,854
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 250,000      American Honda Finance Corp., 3.799% due 10/03/2005 (b)                  250,000
Services - 3.9%                                    Citigroup, Inc.:
                                      430,000              5.625% due 8/27/2012                                             446,987
                                      205,000              5.85% due 12/11/2034                                             214,429
                                      365,000      Ford Motor Credit Co., 7% due 10/01/2013                                 338,485
                                                   General Electric Capital Corp.:
                                      325,000              6% due 6/15/2012                                                 345,938
                                      285,000              6.75% due 3/15/2032                                              335,225
                                                   JPMorgan Chase & Co.:
                                      290,000              5.75% due 1/02/2013                                              301,573
                                      230,000              4.75% due 3/01/2015                                              224,300
                                      125,000              4.891% due 9/01/2015 (b)                                         124,709
                                    1,000,000      Links Finance Corp. Series 55, 4.04% due 9/15/2010 (b)                   997,003
                                                   Sigma Finance Corp. (h):
                                    1,000,000              6.29% due 8/15/2011                                            1,000,000
                                      500,000              4.20% due 3/31/2014 (b)                                          505,217
                                                                                                                       ------------
                                                                                                                          5,083,866
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
Industry                               Amount      Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                   USD     140,000      BellSouth Corp., 6% due 11/15/2034                                  $    140,585
Telecommunication                     212,000      Deutsche Telekom International Finance BV, 5.25%
Services - 1.2%                                        due 7/22/2013                                                        214,035
                                      195,000      France Telecom SA, 7.75% due 3/01/2011                                   221,416
                                      270,000      GTE Corp., 6.84% due 4/15/2018                                           300,417
                                      230,000      SBC Communications, Inc., 6.45% due 6/15/2034                            243,113
                                      235,000      TELUS Corp., 7.50% due 6/01/2007                                         245,399
                                      195,000      Verizon Global Funding Corp., 5.85% due 9/15/2035                        191,772
                                                                                                                       ------------
                                                                                                                          1,556,737
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.9%             260,000      AEP Texas Central Co. Series D, 5.50% due 2/15/2013                      266,010
                                      295,000      FirstEnergy Corp. Series B, 6.45% due 11/15/2011                         314,106
                                      125,000      Florida Power & Light Co., 5.40% due 9/01/2035                           123,730
                                      750,000      PPL Capital Funding, 4.852% due 5/18/2006 (b)                            750,858
                                      125,000      Pacific Gas & Electric Co., 6.05% due 3/01/2034                          130,049
                                      160,000      Pepco Holdings, Inc., 4% due 5/15/2010                                   153,514
                                      190,000      Public Service Co. of New Mexico, 4.40% due 9/15/2008                    186,986
                                      130,000      Puget Energy, Inc., 5.483% due 6/01/2035                                 126,537
                                      200,000      SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%
                                                       due 11/15/2013 (a)                                                   214,784
                                       46,000      Southern California Edison Co., 4.43% due 1/13/2006 (b)                   46,029
                                      140,000      Westar Energy, Inc., 6% due 7/01/2014                                    149,006
                                                                                                                       ------------
                                                                                                                          2,461,609
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                400,000      Tech Data Corp., 2% due 12/15/2021 (e)
Instruments - 0.3%                                                                                                          390,000
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                  285,000      Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)              278,044
                                      115,000      SYSCO Corp., 5.375% due 9/21/2035                                        114,067
                                                                                                                       ------------
                                                                                                                            392,111
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                  195,000      Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                189,522
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &
Leisure - 0.1%                        130,000      Harrah's Operating Co., Inc., 5.625% due 6/01/2015 (a)                   128,513
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%             350,000      American Greetings, 6.10% due 8/01/2028                                  357,437
                                                   DR Horton, Inc.:
                                      305,000              5% due 1/15/2009                                                 300,959
                                      150,000              6.875% due 5/01/2013                                             157,160
                                      210,000              5.625% due 9/15/2014                                             202,381
                                                   KB Home:
                                      300,000              5.75% due 2/01/2014                                              284,242
                                       15,000              5.875% due 1/15/2015                                              14,195
                                                                                                                       ------------
                                                                                                                          1,316,374
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                    145,000      First Data Corp., 4.50% due 6/15/2010                                    143,959
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                         Tyco International Group SA:
Conglomerates - 0.5%                  415,000              6.75% due 2/15/2011                                              448,244
                                      110,000              6.875% due 1/15/2029                                             126,222
                                                                                                                       ------------
                                                                                                                            574,466
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                      260,000      AON Corp., 6.95% due 1/15/2007                                           266,400
                                      320,000      Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                         317,926
                                      140,000      Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                        140,865
                                      280,000      NLV Financial Corp., 7.50% due 8/15/2033 (a)                             305,855
                                      100,000      North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)              100,570
                                       70,000      Prudential Financial, Inc., 4.104% due 11/15/2006                         69,516
                                      220,000      Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                       281,239
                                      215,000      Willis Group North America, Inc., 5.625% due 7/15/2015                   213,617
                                                                                                                       ------------
                                                                                                                          1,695,988
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
Industry                               Amount      Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                  USD     125,000      Clear Channel Communications, Inc., 5.50% due 9/15/2014             $    120,483
                                      130,000      Comcast Cable Communications Holdings, Inc., 8.375%
                                                       due 3/15/2013                                                        153,812
                                      125,000      Cox Communications, Inc., 5.45% due 12/15/2014                           124,187
                                      405,000      Historic TW, Inc., 9.125% due 1/15/2013                                  494,524
                                      360,000      Lenfest Communications, Inc., 10.50% due 6/15/2006                       372,655
                                      125,000      Media General, Inc., 6.95% due 9/01/2006                                 126,735
                                      120,000      News America, Inc., 6.75% due 1/09/2038                                  130,604
                                                                                                                       ------------
                                                                                                                          1,523,000
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                125,000      Alcan, Inc., 5.75% due 6/01/2035                                         122,893
                                      100,000      Teck Cominco Ltd., 6.125% due 10/01/2035                                  98,063
                                      205,000      Textron Financial Corp., 2.75% due 6/01/2006                             202,960
                                                                                                                       ------------
                                                                                                                            423,916
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                 35,000      Ameren Corp., 4.263% due 5/15/2007                                        34,691
                                                   Dominion Resources, Inc.:
                                      110,000              5.95% due 6/15/2035                                              107,458
                                      170,000              Series B, 3.568% due 5/15/2006 (b)                               170,225
                                                                                                                       ------------
                                                                                                                            312,374
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                 140,000      Amerada Hess Corp., 7.125% due 3/15/2033                                 160,230
Fuels - 2.0%                          145,000      Consolidated Natural Gas Co., 5% due 12/01/2014                          142,919
                                      224,667      Kern River Funding Corp., 4.893% due 4/30/2018 (a)                       222,265
                                      150,000      Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                    151,257
                                      170,000      Midamerican Energy Holdings Co., 5.875% due 10/01/2012                   177,379
                                      135,000      Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                          135,642
                                      750,000      Pemex Project Funding Master Trust, 4.71% due 6/15/2010 (a)(b)           780,375
                                      165,000      Tengizchevroil Finance Co. SARL, 6.124% due 11/15/2014 (a)               168,712
                                       80,000      Texaco Capital, Inc., 8.625% due 6/30/2010                                93,601
                                      460,000      Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                    491,903
                                                                                                                       ------------
                                                                                                                          2,524,283
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                        275,000      Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                  312,521
Products - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                415,000      Wyeth, 5.50% due 3/15/2013                                               425,607
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%                    125,000      Developers Diversified Realty Corp., 6.625% due 1/15/2008                129,122
                                      135,000      Health Care Property Investors, Inc., 6.50% due 2/15/2006                136,039
                                      165,000      Nationwide Health Properties, Inc., 6.59% due 7/07/2038                  172,830
                                      245,000      Simon Property Group LP, 5.10% due 6/15/2015                             240,146
                                      240,000      Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                  238,212
                                                                                                                       ------------
                                                                                                                            916,349
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                    105,000      CSX Corp., 6.75% due 3/15/2011                                           113,773
                                       95,000      Canadian National Railway Co., 6.90% due 7/15/2028                       112,296
                                      140,000      Norfolk Southern Corp., 7.05% due 5/01/2037                              167,315
                                                                                                                        -----------
                                                                                                                            393,384
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    210,000      Washington Mutual, Inc., 4.20% due 1/15/2010                             204,938
Finance - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                              137,000      AT&T Wireless Services, Inc., 8.75% due 3/01/2031                        184,922
Telecommunication
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds (Cost - $31,492,244) - 24.5%                    31,661,460
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
                                      280,000      Dallas, Texas, General Obligation, Series C, 5.25% due 2/15/2024         279,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Municipal Bonds (Cost - $280,000) - 0.2%                           279,975
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
Industry                               Amount      Foreign Government Obligations                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                              EUR     596,000      Bundesobligation Series 143, 3.50% due 10/10/2008                   $    739,110
                              USD     410,000      Italy Government International Bond, 4.50% due 1/21/2015                 403,008
                                                   Mexico Government International Bond :
                                      405,000          9.875% due 2/01/2010                                                 481,747
                                      220,000          6.375% due 1/16/2013                                                 234,080
                                      115,000          5.875% due 1/15/2014                                                 118,910
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Foreign Government Obligations
                                                   (Cost - $1,904,445) - 1.5%                                             1,976,855
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%               150,000      BAC Capital Trust VI, 5.625% due 3/08/2035                               146,102
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%             125,000      Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                  126,384
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable
Fuels - 0.1%                          150,000      Pemex Project Funding Master Trust, 7.375% due 12/15/2014                166,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Capital Trusts (Cost - $431,151) - 0.3%                            438,986
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares
                                         Held      Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage
Finance - 0.4%                          9,000      Fannie Mae, 7%                                                           493,312
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost - $500,625) - 0.4%                          493,312
-----------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount      Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                   USD     785,000      RC Trust I, 7% due 5/15/2006                                             788,435
Defense - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Trust Preferred (Cost - $800,794) - 0.6%                           788,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Securities (Cost - $1,732,570) - 1.4%                  1,720,733
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper** -                6,500,000      CAFCO, LLC, 3.86% due 10/03/2005                                       6,497,909
10.6%                               3,589,000      Fairway Finance Co., LLC, 3.73% due 10/13/2005                         3,584,166
                                    3,600,000      SWEDBANK, 3.72% due 10/06/2005                                         3,597,768
                                                                                                                       ------------
                                                                                                                         13,679,843
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency             12,600,000      Fannie Mae, 3.26% due 10/03/2005                                      12,596,577
Obligations** - 9.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                   Beneficial
                                     Interest
-----------------------------------------------------------------------------------------------------------------------------------
                              USD   5,106,250      Merrill Lynch Liquidity Series, LLC Money Market Series (f)(g)         5,106,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost - $31,382,670) - 24.3%              31,382,670
-----------------------------------------------------------------------------------------------------------------------------------
                                    Number of
                                    Contracts      Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased -                   57      Five-Year U.S. Treasury Note, expiring October 2005 at
0.0%                                                   USD 107                                                               15,141
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Purchased
                                                   (Premiums Paid - $25,151) - 0.0%                                          15,141
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments  (Cost - $149,754,903) - 116.1%                    150,018,602
-----------------------------------------------------------------------------------------------------------------------------------
                                    Number of
                                    Contracts      Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                               12  ++  Swaption, expiring January 2006 at 4.25%, Broker                          (6,000)
Written - 0.0%                                         UBS Warburg (j)
                                            3  ++  Swaption, expiring December 2005 at 4.21% (j)                            (14,076)
                                          114      Five-Year U.S. Treasury Note, expiring October 2005 at
                                                       USD 108                                                               (3,563)
                                                                                                                       ------------
                                                                                                                            (23,639)
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Number of
                                    Contracts      Options Written                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written - 0.0%                 12  ++  Swaption, expiring January 2006 at 4.25%, Broker
                                                       UBS Warburg (j)                                                 $    (54,000)
                                            3  ++  Swaption, expiring December 2005 at 5.11%, Broker
                                                       Credit Suisse First Boston (j)                                        (2,904)
                                                                                                                       ------------
                                                                                                                            (56,904)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Written (Premiums Received - $79,205 ) - 0.0%              (80,543)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments, Net of Options Written                            149,938,059
                                                   (Cost - $149,675,698*)  - 116.1%
                                                   Liabilities in Excess of Other Assets - (16.1%)                      (20,736,998)
                                                                                                                       ------------
                                                   Net Assets - 100.0%                                                 $129,201,061
                                                                                                                       ============

  + Asset-Backed & Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++   One contract represents a notional amount of $1,000,000.

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                          $149,738,862
                                                              ============
      Gross unrealized appreciation                           $  1,018,587
      Gross unrealized depreciation                               (819,390)
                                                              ------------
      Net unrealized appreciation                             $    199,197
                                                              ============

 ** Commercial paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)   The security is a perpetual bond and has no definite maturity date.

(e)   Convertible security.

(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                         $5,106,250           $6,004
      -------------------------------------------------------------------------

(g)   Security was purchased with the cash proceeds from securities loans.

(h) Restricted securities as to resale, representing 1.2% of net assets, were as follows:

      --------------------------------------------------------------------------
                                    Acquisition
      Issue                             Date             Cost            Value
      --------------------------------------------------------------------------
      Sigma Finance Corp.,
      6.29% due 8/15/2011             2/13/2004       $1,000,000      $1,000,000
      Sigma Finance Corp.,
      4.20% due 3/31/2014             3/26/2004       $  500,000         505,217
      --------------------------------------------------------------------------
      Total                                                           $1,505,217
                                                                      ==========

(i)   Security, or portion of security, is on loan.

(j) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(k) All or a portion of security represents a "to-be-announced" transaction, with a commitment to purchase the security for which all specific information is not available at this time.

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------

For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Forward foreign exchange contracts as of September 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                            Settlement               Unrealized
Foreign Currency Sold                          Date                 Appreciation
--------------------------------------------------------------------------------
EUR    616,985                             October 2005                  $17,921
--------------------------------------------------------------------------------
Total Unrealized Appreciation on
Forward Foreign Exchange
Contracts - Net (USD
Commitment - $762,229)                                                   $17,921
                                                                        ========

Financial futures contracts purchased as of September 30, 2005 were as follows:

--------------------------------------------------------------------------------
Number of                             Expiration        Face         Unrealized
Contracts            Issue               Date           Value       Depreciation
--------------------------------------------------------------------------------
   40            Five-Year U.S.
                 Treasury Note      December 2005    $4,300,462        $(26,087)
--------------------------------------------------------------------------------

Financial futures contracts sold as of September 30, 2005 were as follows:

--------------------------------------------------------------------------------
Number of                             Expiration        Face         Unrealized
Contracts            Issue               Date           Value       Appreciation
--------------------------------------------------------------------------------
   71            10-Year U.S.
                 Treasury Note      December 2005    $7,889,793          $85,340
    8            30-Year U.S.
                 Treasury Bond      December 2005    $  925,728          $10,478
--------------------------------------------------------------------------------
Total Unrealized Appreciation-Net                                        $95,818
                                                                       =========

Currency Abbreviations
EUR   Euro
USD   U.S. Dollar

Swaps outstanding as of September 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

Broker, Lehman Brothers Special Finance
Expires October 2005                             $ 3,600,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers MBS Fixed Rate Index and pay
a floating rate based on 1-month LIBOR minus
0.12%

Broker, UBS Warburg
Expires October 2005                             $ 1,100,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers MBS Fixed Rate Index and pay
a floating rate based on 1-month LIBOR minus
0.05%

Broker, UBS Warburg
Expires October 2005                             $ 3,600,000               --

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers U.S. Treasury Index and pay a
floating rate based on 1-month LIBOR minus
0.15%

Broker, Lehman Brothers Special Finance
Expires November 2005                            $ 6,700,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers MBS Fixed Rate Index and pay
a floating rate based on 1-month LIBOR minus
0.03%

Broker, Lehman Brothers Special Finance
Expires November 2005                            $ 9,700,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers MBS Fixed Rate Index and pay
a floating rate based on 1-month LIBOR minus
0.01%

Broker, Lehman Brothers Special Finance
Expires December 2005                            $ 5,750,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers MBS Fixed Rate Index and pay
a floating rate based on 1-month LIBOR minus
0.01%

Broker, UBS Warburg
Expires December 2005                            $ 3,800,000               --

Receive (pay) a variable return based on the
change in the since inception return of the
Lehman Brothers U.S. Treasury Index and pay a
floating rate based on 1-month LIBOR minus
0.15%

Broker, Lehman Brothers Special Finance
Expires February 2006                            $ 6,300,000               --

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS Investment Grade Index and pay a floating rate based on 1-month
LIBOR minus 0.05%

Broker, UBS Warburg
Expires February 2006                            $ 1,600,000               --

Bought credit default protection on Aon
Corp., Inc. and pay 0.37%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                             $   285,000        $  (1,159)

Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2007                             $   285,000            7,318

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR

Broker, Citibank, N.A.
Expires September 2007                           $10,000,000        $ (80,643)

Sold credit default protection on Sprint
Corporation and receive 1.50%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                           $   430,000           16,761

Sold credit default protection on Comcast
Cable Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2008                           $   430,000           10,743

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities
(TIPS) adjusted principal

Broker, JPMorgan Chase Bank
Expires January 2009                             $   879,000          (26,961)

Sold credit default protection on Raytheon
Co. and receive 0.73%

Broker, JPMorgan Chase Bank
Expires March 2009                               $   160,000            2,639

Bought credit default protection on Boeing
Capital Corp. and pay 0.48%

Broker, JPMorgan Chase Bank
Expires March 2009                               $   160,000           (1,838)

Sold credit default protection on Nextel
Communications, Inc. and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                           $   310,000           17,008

Sold credit default protection on Dow Jones
CDX North America Investment Grade High
Volatility Index Series 2 and receive 1.15%

Broker, Morgan Stanley Capital Services, Inc.
Expires September 2009                           $ 1,230,000           (1,472)

Bought credit default protection on
Hewlett-Packard Co. and pay 0.31%

Broker, Lehman Brothers Special Finance
Expires December 2009                            $   315,000             (974)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Bought credit default protection on Petroleos
Mexicanos and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                            $   630,000        $  (7,556)

Sold credit default protection on Mexico
Government International Bond and receive
0.92%

Broker, Lehman Brothers Special Finance
Expires December 2009                            $   630,000            8,039

Sold credit default protection on Computer
Associates International, Inc. and receive
0.83%

Broker, Lehman Brothers Special Finance
Expires December 2009                            $   315,000            2,293

Bought credit default protection on Morgan
Stanley and pay 0.47%

Broker, HSBC Bank USA
Expires June 2010                                $   150,000           (1,388)

Bought credit default protection on Valero
Energy Corp. and pay 1.03%

Broker, Deutsche Bank AG
Expires June 2010                                $   150,000           (3,882)

Bought credit default protection on Devon
Energy Corp. and pay 0.48%

Broker, Deutsche Bank AG London
Expires June 2010                                $   300,000           (1,735)

Sold credit default protection on BellSouth
Corp. and receive 0.26%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $   145,000              167

Bought credit default protection on Devon
Energy Corp. and pay 0.50%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $   300,000           (1,990)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Bought credit default protection on Valero
Energy Corp. and pay 1.00%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $   150,000        $  (3,882)

Bought credit default protection on Goldman
Sachs Group, Inc. and pay 0.45%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $   145,000           (1,224)

Bought credit default protection on JPMorgan
Chase & Co. and pay 0.44%

Broker, Morgan Stanley Capital Services Inc.
Expires June 2010                                $   145,000           (1,223)

Sold credit default protection on Wells Fargo
& Co. and receive 0.195%

Broker, Deutsche Bank AG
Expires June 2010                                $   145,000              453

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 4 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $ 1,250,000            6,147

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 4 and receive 0.40%

Broker, Lehman Brothers Special Finance
Expires June 2010                                $ 1,470,000             (386)

Sold credit default protection on J. C.
Penney Company, Inc. and receive 0.86%

Broker, Lehman Brothers Special Finance
Expires September 2010                           $   285,000           (3,096)

Bought credit default protection on Ford
Motor Credit Co. and pay 4.21%

Broker, UBS Warburg
Expires September 2010                           $   145,000              592

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Bought credit default protection on Ford
Motor Credit Co. and pay 4.31%

Broker, UBS Warburg
Expires September 2010                           $   285,000        $      42

Sold credit default protection on Royal
Caribbean Cruises Ltd. and receive 1.03%

Broker, Lehman Brothers Special Finance
Expires September 2010                           $   285,000           (2,711)

Sold credit default protection on J. C.
Penney Company, Inc. and receive 0.95%

Broker, UBS Warburg
Expires September 2010                           $   145,000           (1,006)

Sold credit default protection on Royal
Caribbean Cruises Ltd. and receive 1.13%

Broker, UBS Warburg
Expires September 2010                           $   145,000             (752)

Sold credit default protection on General
Motors Acceptance Corp. and receive 4.45%

Broker, UBS Warburg
Expires September 2010                           $   145,000           (3,703)

Sold credit default protection on General
Motors Acceptance Corp. and receive 4.55%

Broker, UBS Warburg
Expires September 2010                           $   285,000           (6,191)

Bought credit default protection on Alltel
Corp. and pay 0.40%

Broker, Deutsche Bank AG
Expires December 2010                            $   590,000             (417)

Sold credit default protection on CSX Corp.
and receive 0.34%

Broker, JPMorgan Chase Bank
Expires December 2010                            $   295,000             (135)

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Bought credit default protection on Sara Lee
Corp. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                            $   295,000        $     403

Bought credit default protection on ConAgra
Foods, Inc. and pay 0.57%

Broker, Lehman Brothers Special Finance
Expires December 2010                            $   295,000              404

Bought credit default protection on HJ Heinz
Co. and pay 0.37%

Broker, UBS Warburg
Expires December 2010                            $   295,000               (3)

Sold credit default protection on Goodrich
Corp. and receive 0.44%

Broker, UBS Warburg
Expires December 2010                            $   295,000             (406)

Bought credit default protection on Campbell
Soup Co. and pay 0.26%

Broker, UBS Warburg
Expires December 2010                            $   295,000              273

Bought credit default protection on General
Mills, Inc. and pay 0.35%

Broker, UBS Warburg
Expires December 2010                            $   295,000              271

Bought credit default protection on Ford
Motor Credit Co. and pay 4.40%

Broker, UBS Warburg
Expires December 2010                            $   285,000              (32)

Bought credit default protection on
Albertson's, Inc. and pay 3.18%

Broker, Morgan Stanley Capital Services Inc.
Expires December 2010                            $   290,000            1,099

FAM Series Fund, Inc. - Mercury Core Bond Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
--------------------------------------------------------------------------------

Sold credit default protection on Tyco
International Ltd. and receive 0.43%

Broker, UBS Warburg
Expires December 2010                            $   295,000        $    (951)

Sold credit default protection on General
Motors Acceptance Corp. and receive 5.10%

Broker, UBS Warburg
Expires December 2010                            $   285,000           (1,084)

Sold credit default protection on Lehman
Brothers Holdings, Inc. and receive 0.271%

Broker, UBS Warburg
Expires December 2010                            $   295,000              272

Sold credit default protection on Computer
Associates International, Inc. and receive
0.74%

Broker, UBS Warburg
Expires December 2010                            $   295,000             (314)

Sold credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                            $ 1,575,000            2,027

Bought credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 5 and receive 0.45%

Broker, Lehman Brothers Special Finance
Expires December 2010                            $ 1,470,000             (863)

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities
(TIPS) adjusted principal

Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                             $   750,000           31,330)

Receive a floating rate based on 1-month
LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0% from 12/16/05 through expiration and pay a floating rate based on 1-month LIBOR

Broker, Credit Suisse First Boston
Expires June 2011                                $ 6,500,000           (3,447)
--------------------------------------------------------------------------------
Total                                                               $(115,803)
                                                                    ==========


FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry                                         Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.0%                     66,000    Boeing Co.                                                     $ 4,484,700
                                               57,800    Lockheed Martin Corp.                                            3,528,112
                                                                                                                        -----------
                                                                                                                          8,012,812
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.1%                               49,900    PepsiCo, Inc.                                                    2,829,829
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.1%                           81,400    Amgen, Inc. (c)                                                  6,485,138
                                               62,700    Genzyme Corp. (c)(d)                                             4,491,828
                                                                                                                        -----------
                                                                                                                         10,976,966
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%                         41,700    Franklin Resources, Inc.                                         3,501,132
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.3%                               72,200    Air Products & Chemicals, Inc.                                   3,981,108
                                              143,200    The Dow Chemical Co.                                             5,967,144
                                               84,400    E.I. du Pont de Nemours & Co.                                    3,305,948
                                               93,800    Nalco Holding Co. (c)                                            1,582,406
                                               96,600    Praxair, Inc.                                                    4,630,038
                                                                                                                        -----------
                                                                                                                         19,466,644
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                        81,000    Bank of America Corp.                                            3,410,100
                                               98,900    U.S. Bancorp                                                     2,777,112
                                                                                                                        -----------
                                                                                                                          6,187,212
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%               171,400    Corning, Inc. (c)                                                3,313,162
                                              103,800    Telefonaktiebolaget LM Ericsson (a)                              3,823,992
                                                                                                                        -----------
                                                                                                                          7,137,154
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.1%          64,500    Citigroup, Inc.                                                  2,936,040
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 10.3%            71,500    Baker Hughes, Inc. (d)                                           4,267,120
                                               38,600    Grant Prideco, Inc. (c)                                          1,569,090
                                               95,800    Halliburton Co. (d)                                              6,564,216
                                               57,000    National Oilwell Varco, Inc. (c)(d)                              3,750,600
                                               66,000    Schlumberger Ltd.                                                5,569,080
                                               92,300    Transocean, Inc. (c)(d)                                          5,658,913
                                                                                                                        -----------
                                                                                                                         27,379,019
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                           42,800    Wm. Wrigley Jr. Co.                                              3,076,464
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 9.5%       108,200    Alcon, Inc.                                                     13,836,616
                                               25,000    FoxHollow Technologies Inc. (c)(d)                               1,190,250
                                               99,700    Medtronic, Inc.                                                  5,345,914
                                               88,600    Varian Medical Systems, Inc. (c)                                 3,500,586
                                               33,200    Waters Corp. (c)                                                 1,381,120
                                                                                                                        -----------
                                                                                                                         25,254,486
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 8.1%        67,500    Caremark Rx, Inc. (c)                                            3,370,275
                                               13,000    Covance, Inc. (c)                                                  623,870
                                               64,700    Humana, Inc. (c)                                                 3,097,836
                                               19,500    Sierra Health Services, Inc. (c)                                 1,342,965
                                              105,700    UnitedHealth Group, Inc.                                         5,940,340
                                               93,200    WellPoint, Inc. (c)                                              7,066,424
                                                                                                                        -----------
                                                                                                                         21,441,710
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.7%           75,600    Starbucks Corp. (c)                                              3,787,560
                                               11,300    Station Casinos, Inc.                                              749,868
                                               51,100    Wynn Resorts Ltd. (c)(d)                                         2,307,165
                                               59,600    Yum! Brands, Inc.                                                2,885,236
                                                                                                                        -----------
                                                                                                                          9,729,829
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.8%                     126,400    Procter & Gamble Co. (d)                                         7,515,744
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.5%                             75,200    First Data Corp.                                                 3,008,000
                                               39,800    Hewitt Associates, Inc. Class A (c)                              1,085,744
                                                                                                                        -----------
                                                                                                                          4,093,744
-----------------------------------------------------------------------------------------------------------------------------------



FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shares
Industry                                             Held    Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 11.0%                  160,900    3M Co.                                                    $ 11,803,624
                                                  514,800    General Electric Co.                                        17,333,316
                                                                                                                       ------------
                                                                                                                         29,136,940
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 3.1%                10,700    Google, Inc. (c)                                             3,386,122
                                                  144,900    Yahoo!, Inc. (c)                                             4,903,416
                                                                                                                       ------------
                                                                                                                          8,289,538
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.5%                                   60,600    Caterpillar, Inc.                                            3,560,250
                                                   28,800    ITT Industries, Inc.                                         3,271,680
                                                   94,300    Pall Corp.                                                   2,593,250
                                                                                                                       ------------
                                                                                                                          9,425,180
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                                      112,300    Walt Disney Co.                                              2,709,799
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.6%                 41,200    ConocoPhillips                                               2,880,292
                                                  218,600    Exxon Mobil Corp.                                           13,889,844
                                                   42,500    Sunoco, Inc.                                                 3,323,500
                                                                                                                       ------------
                                                                                                                         20,093,636
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.8%                            146,000    Johnson & Johnson                                            9,238,880
                                                   35,200    MGI Pharma, Inc. (c)                                           820,512
                                                                                                                       ------------
                                                                                                                         10,059,392
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.7%                                   482,700    Microsoft Corp.                                             12,419,871
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                           214,750    Staples, Inc.                                                4,578,470
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.1%            94,600    Coach, Inc. (c)                                              2,966,656
                                                   33,000    Nike, Inc. Class B                                           2,695,440
                                                                                                                       ------------
                                                                                                                          5,662,096
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.3%            21,500    MSC Industrial Direct Co. Class A                              713,155
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost - $227,182,535) - 98.8%          262,626,862
-----------------------------------------------------------------------------------------------------------------------------------
                                               Beneficial
                                                 Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 3,047,030    Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (b)                                      3,047,030
                                               21,051,800    Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (b)(e)                                  21,051,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $24,098,830) - 9.1%                                 24,098,830
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments  (Cost - $251,281,365*)  - 107.9%        286,725,692
                                                             Liabilities in Excess of Other Assets - (7.9%)             (20,913,351)
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $265,812,341
                                                                                                                       ============


    * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

        Aggregate cost                      $251,878,177
                                            =============
        Gross unrealized appreciation       $ 42,409,168
        Gross unrealized depreciation         (7,561,653)
                                            -------------
        Net unrealized appreciation         $ 34,847,515
                                            =============

    (a) Depositary receipts.

FAM Series Fund, Inc. - Mercury Fundamental Growth Strategy Portfolio
Schedule of Investments as of September 30, 2005
--------------------------------------------------------------------------------

    (b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
        ------------------------------------------------------------------------
                                                                  Interest
        Affiliate                              Net Activity        Income
        ------------------------------------------------------------------------
        Merrill Lynch Liquidity Series,
           LLC Cash Sweep Series I            $ (5,641,049)       $ 137,959
        Merrill Lynch Liquidity Series,
           LLC Money Market Series            $ 21,051,800         $ 15,593
        ------------------------------------------------------------------------

    (c) Non-income producing security.

    (d) Security, or a portion of security, is on loan.

    (e) Security was purchased with the cash proceeds from securities loans.

        For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country           Industry                                         Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%  Capital Markets - 0.1%                          2,750   Macquarie Bank Ltd.                             $  158,238
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                         74,000   BHP Billiton Ltd.                                1,257,350
                                                                 24,000   Rio Tinto Ltd.                                   1,083,895
                                                                                                                           ---------
                                                                                                                           2,341,245
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%              4,000   Woodside Petroleum Ltd.                            109,966
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.2%          146,000   Macquarie Infrastructure Group                     447,087
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                 3,056,536
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%    Diversified Telecommunication                   8,232   Belgacom SA                                        279,981
                  Services - 0.1%
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%             2,842   AGFA-Gevaert NV                                     68,700
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                     348,681
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%     Metals & Mining - 0.4%                          8,100   Companhia Vale do Rio Doce (a)                     355,266
                                                                 15,000   Companhia Vale do Rio Doce (Sponsored) (a)         583,650
                                                                                                                          ----------
                                                                                                                             938,916
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.5%             19,000   Petroleo Brasileiro SA (a)                       1,358,310
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Brazil                    2,297,226
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.9%     Chemicals - 0.1%                                6,500   Agrium Inc.                                        142,805
                  ------------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.3%               218,329   Nortel Networks Corp. (f)                          711,753
                  ------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%             28,800   Drillers Technology Corp. (f)                       40,944
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.2%                         34,400   Placer Dome, Inc.                                  589,960
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%              3,000   Niko Resources Ltd.                                131,828
                                                                  6,800   Petro-Canada                                       285,101
                                                                  1,800   Talisman Energy, Inc.                               88,216
                                                                                                                          ----------
                                                                                                                             505,145
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                  7,300   Domtar, Inc.                                        46,985
                  ------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                              5,300   CP Railway Ltd. (USD)                              227,688
                                                                  2,300   Canadian Pacific Railway Ltd.                       99,166
                                                                                                                          ----------
                                                                                                                             326,854
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                    2,364,446
------------------------------------------------------------------------------------------------------------------------------------
China - 0.4%      Automobiles - 0.0%                            200,000   Denway Motors Ltd.                                  72,830
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                   540,000   Shanghai Electric Group Corp. (f)                  182,721
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                2,900   China Life Insurance Co., Ltd. (a)(f)               89,494
                                                                 33,000   Ping An Insurance Group Co. of China Ltd.           57,639
                                                                                                                          ----------
                                                                                                                             147,133
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%            333,500   China Shenhua Energy Co., Ltd. Class H (f)         391,202
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           63,000   Hainan Meilan International Airport Co., Ltd.       33,499
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in China                       827,385
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country           Industry                                         Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%    Communications Equipment - 0.1%                10,700   Nokia Oyj (a)                                   $  180,937
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      18,480   Fortum Oyj                                         372,082
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                     553,019
------------------------------------------------------------------------------------------------------------------------------------
France - 1.3%     Automobiles - 0.1%                              4,201   Peugeot SA                                         286,168
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                         6,778   BNP Paribas                                        516,871
                                                                 10,862   Credit Agricole SA                                 319,536
                                                                                                                          ----------
                                                                                                                             836,407
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%               2,965   Vinci SA                                           256,130
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                 7,319   Carrefour SA                                       337,788
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                         13,863   Arcelor                                            325,252
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%              3,500   Total SA (a)                                       475,370
                                                                  3,315   Total SA                                           907,655
                                                                                                                          ----------
                                                                                                                           1,383,025
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                    3,424,770
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.1%    Air Freight & Logistics - 0.1%                 17,480   Deutsche Post AG                                   410,114
                  ------------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                          3,853   Continental AG                                     317,278
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                         4,970   Deutsche Postbank AG                               272,699
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%               4,556   Hochtief AG                                        204,062
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%           3,357   Deutsche Boerse AG                                 321,765
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.2%                       4,521   E.ON AG                                            416,599
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                                3,577   Allianz AG Registered Shares                       484,478
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.2%                          7,691   RWE AG                                             510,458
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                   2,937,453
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%  Commercial Banks - 0.2%                        25,100   HSBC Holdings Plc Hong Kong Registered             408,317
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.3%                67,260   Hutchison Whampoa Ltd.                             695,771
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate - 0.2%                             22,000   Cheung Kong Holdings Ltd.                          248,423
                                                                 65,000   Wharf Holdings Ltd.                                253,456
                                                                                                                          ----------
                                                                                                                             501,879
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                 1,605,967
------------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.1%    Oil, Gas & Consumable Fuels - 0.1%              1,374   Mol Magyar Olaj- es Gazipari Rt.                   152,434
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hungary                     152,434
------------------------------------------------------------------------------------------------------------------------------------
India - 2.5%      Automobiles - 0.2%                             10,000   Bajaj Auto Ltd.                                    384,874
                                                                  6,000   Tata Motors Ltd.                                    72,938
                                                                                                                          ----------
                                                                                                                             457,812
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.0%                              148,000   Reliance Industries Ltd.                         2,671,170
                  ------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country           Industry                                         Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                        12,100   Oriental Bank Of Commerce                       $   74,970
                                                                 13,300   State Bank of India Ltd.                           283,939
                                                                                                                          ----------
                                                                                                                             358,909
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.1%               4,000   Larsen & Toubro Ltd.                               137,623
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 200,425   Gujarat Ambuja Cements Ltd.                        349,883
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  60,400   Mahanagar Telephone Nigam                          175,162
                  Services - 0.1%
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products - 0.1%                      78,000   Hindustan Lever Ltd.                               321,385
                  ------------------------------------------------------------------------------------------------------------------
                  IT Services - 0.4%                             16,000   Infosys Technologies Ltd.                          916,001
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%              3,700   Hindustan Petroleum Corp.                           26,611
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                          2,300   Wockhardt Ltd.                                      25,527
                  ------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                              9,000   Container Corp. Of India                           272,262
                  ------------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.3%              27,500   Housing Development Finance Corp.                  650,299
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in India                     6,362,644
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.0%  Commercial Banks - 0.0%                       242,000   Bank Danamon Indonesia Tbk PT                       94,660
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Indonesia                    94,660
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%     Communications Equipment - 0.3%                76,300   ECI Telecom Ltd. (a)(f)                            637,105
                                                                  3,398   Ectel Ltd. (a)(f)                                   17,296
                                                                                                                          ----------
                                                                                                                             654,401
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                          2,100   Teva Pharmaceutical Industries Ltd. (a)             70,182
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Israel                      724,583
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.9%      Commercial Banks - 0.3%                        48,990   Capitalia SpA                                      268,744
                                                                 71,318   UniCredito Italiano SpA                            403,267
                                                                                                                          ----------
                                                                                                                             672,011
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                      32,207   Enel SpA                                           278,258
                  ------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%             22,900   Saipem SpA                                         387,359
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                                4,629   Fondiaria-Sai SpA                                  140,919
                  ------------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.3%              1,100   ENI SpA (a)                                        162,910
                                                                 22,100   ENI SpA                                            658,393
                                                                                                                          ----------
                                                                                                                             821,303
                  ------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                     2,299,850
------------------------------------------------------------------------------------------------------------------------------------
Japan - 9.3%      Auto Components - 0.1%                          9,500   Toyota Industries Corp.                            315,996
                  ------------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.4%                             47,000   Fuji Heavy Industries Ltd.                         212,732
                                                                  4,400   Honda Motor Co., Ltd.                              249,232
                                                                 35,000   Suzuki Motor Corp.                                 648,491
                                                                                                                          ----------
                                                                                                                           1,110,455
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages - 0.4%                               18,600   Coca-Cola West Japan Co., Ltd.                     416,834
                                                                  2,000   Hokkaido Coca-Cola Bottling Co., Ltd.               13,235
                                                                 23,000   Kinki Coca-Cola Bottling Co., Ltd.                 227,078
                                                                 28,500   Mikuni Coca-Cola Bottling Co., Ltd.                271,069
                                                                                                                          ----------
                                                                                                                             928,216
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                       23,000   Asahi Glass Co., Ltd.                              241,689
                  ------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country           Industry                                         Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.2%                         31,000   Nomura Holdings, Inc.                           $  481,657
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.5%                               31,000   Asahi Kasei Corp.                                  169,578
                                                                 12,000   Shin-Etsu Chemical Co., Ltd.                       524,087
                                                                 63,000   Sumitomo Chemical Co., Ltd.                        390,206
                                                                                                                          ----------
                                                                                                                           1,083,871
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.6%                        34,833   The Bank of Yokohama Ltd.                          265,842
                                                                     25   Mitsubishi Tokyo Financial Group, Inc.             328,657
                                                                 28,900   Shinsei Bank Ltd.                                  182,314
                                                                     80   Sumitomo Mitsui Financial Group, Inc.              755,250
                                                                                                                          ----------
                                                                                                                           1,532,063
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.3%              47,000   JGC Corp.                                          860,464
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.2%                        14,000   Credit Saison Co., Ltd.                            615,140
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                    30,300   RHJ International (f)                              730,622
                  ------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.2%       9,000   Hitachi Ltd.                                        57,094
                                                                  8,000   Murata Manufacturing Co., Ltd.                     446,797
                                                                                                                          ----------
                                                                                                                             503,891
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%                 4,500   Ministop Co., Ltd.                                  89,532
                                                                 20,500   Seven & I Holdings Co., Ltd.                       680,078
                                                                                                                          ----------
                                                                                                                             769,610
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.2%                           40,000   Ajinomoto Co., Inc.                                421,387
                                                                  6,000   House Foods Corp.                                   91,530
                                                                                                                          ----------
                                                                                                                             512,917
                  ------------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.2%                          111,000   Tokyo Gas Co., Ltd.                                451,482
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                       3,800   Rinnai Corp.                                        87,507
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products - 0.1%                      21,200   Rohto Pharmaceutical Co., Ltd. (f)                 187,422
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 2.9%                              174,000   Aioi Insurance Co., Ltd.                         1,037,798
                                                                    154   Millea Holdings, Inc.                            2,472,913
                                                                236,000   Mitsui Sumitomo Insurance Co., Ltd.              2,736,051
                                                                143,000   Nipponkoa Insurance Co., Ltd.                    1,103,979
                                                                                                                          ----------
                                                                                                                           7,350,741
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery - 0.3%                                5,000   Fanuc Ltd.                                         404,976
                                                                 54,000   Kubota Corp.                                       374,484
                                                                                                                          ----------
                                                                                                                             779,460
                  ------------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                   16,700   Toho Co., Ltd.                                     265,220
                  ------------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.4%                      19,000   Brother Industries Ltd.                            166,631
                                                                 18,000   Canon, Inc.                                        973,531
                                                                                                                          ----------
                                                                                                                           1,140,162
                  ------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country             Industry                                       Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                       31,200   Shionogi & Co., Ltd.                            $  425,304
                                                                 17,000   Takeda Pharmaceutical Co., Ltd.                  1,013,940
                                                                 34,000   Tanabe Seiyaku Co., Ltd.                           344,080
                                                                                                                          ----------
                                                                                                                           1,783,324
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.2%                              101   Marco Polo Investment Holdings Ltd.                202,518
                                                                     48   NTT Urban Development Co.                          246,480
                                                                                                                          ----------
                                                                                                                             448,998
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                               50   East Japan Railway Co.                             285,866
                                                                     20   West Japan Railway Co.                              75,701
                                                                                                                          ----------
                                                                                                                             361,567
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.3%      38,400   Mitsubishi Corp.                                   758,920
                                                                  8,000   Mitsui & Co., Ltd.                                 100,300
                                                                                                                          ----------
                                                                                                                             859,220
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      310   NTT DoCoMo, Inc.                                   552,497
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                    23,954,191
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%     Diversified Telecommunication                55,000   Telekom Malaysia Bhd                               151,764
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                   130,000   Tenaga Nasional Bhd                                372,513
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                        129,000   IOI Corp. Bhd                                      407,296
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                19,000   Malakoff Bhd                                        39,069
                    Energy Traders - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                               20,000   British American Tobacco Malaysia Bhd              201,645
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   95,000   Maxis Communications Bhd                           238,193
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Malaysia                  1,410,480
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%       Beverages - 0.2%                              5,400   Fomento Economico Mexicano SA de CV (a)            377,568
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                  8,800   Grupo Televisa SA (a)                              631,048
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Mexico                    1,008,616
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%  Commercial Services & Supplies - 0.0%        11,116   Buhrmann NV                                        134,690
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%        14,679   ING Groep NV CVA                                   438,549
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%              12,058   Koninklijke Ahold NV (a)(m)                         86,944
                                                                 35,308   Koninklijke Ahold NV (f)                           267,759
                                                                                                                          ----------
                                                                                                                             354,703
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          8,600   Koninklijke Wessanen NV CVA                        147,026
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands           1,074,968
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Diversified Telecommunication                46,000   Telecom Corp. of New Zealand Ltd.                  192,016
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand                 192,016
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country             Industry                                       Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%       Commercial Banks - 0.1%                      26,566   DNB NOR ASA                                     $  274,850
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                33,026   Telenor ASA                                        296,127
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           20,566   Statoil ASA                                        512,235
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                    1,083,212
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.1%     Electric Utilities - 0.1%                    86,416   Energias de Portugal SA                            241,714
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                    241,714
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%    Commercial Banks - 0.1%                      58,400   Oversea-Chinese Banking Corp.                      216,040
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               340,000   Singapore Telecommunications Ltd.                  491,033
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%     193,000   Parkway Holdings Ltd.                              246,748
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.5%              33,000   Fraser and Neave Ltd.                              335,957
                                                                114,000   Keppel Corp. Ltd.                                  856,940
                                                                                                                          ----------
                                                                                                                           1,192,897
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.2%                          154,000   CapitaLand Ltd.                                    286,215
                                                                160,000   Keppel Land Ltd.                                   350,400
                                                                                                                          ----------
                                                                                                                             636,615
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%        189,470   SembCorp Logistics Ltd.                            185,040
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  246,000   MobileOne Ltd.                                     288,298
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                 3,256,671
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1% Paper & Forest Products - 0.1%               25,800   Sappi Ltd. (a)                                     304,182
                    ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa                304,182
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.5%  Chemicals - 0.3%                              1,800   LG Chem Ltd.                                        77,600
                                                                 24,200   Samsung Fine Chemicals Co., Ltd.                   619,232
                                                                                                                          ----------
                                                                                                                             696,832
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                      16,000   Pusan Bank                                         174,364
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                48,000   KT Corp. (a)                                     1,080,000
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%                    14,000   Korea Electric Power Corp.                         478,541
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                  11,000   LS Cable Ltd.                                      308,401
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                          5,000   CJ Corp.                                           353,817
                                                                    400   Nong Shim Co., Ltd.                                103,889
                                                                                                                          ----------
                                                                                                                             457,706
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                       29,000   POSCO (a)                                        1,640,240
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%       6,000   Cheil Industries, Inc.                             129,045
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.4%                               25,000   KT&G Corp.                                       1,084,974
                    ----------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country               Industry                                     Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunications Services        9,600   SK Telecom Co., Ltd. (a)                        $  209,664
                      - 0.1%                                        600   SK Telecom Co., Ltd.                               116,659
                                                                                                                          ----------
                                                                                                                             326,323
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Korea               6,376,426
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%          Oil, Gas & Consumable Fuels - 0.2%         15,251   Repsol YPF SA                                      495,722
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                       495,722
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%         Diversified Financial Services - 0.1%      20,783   Investor AB                                        323,997
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                      323,997
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.7%    Capital Markets - 0.2%                     13,956   Credit Suisse Group                                620,267
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.1%                           14,061   Clariant AG                                        202,858
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%               5,545   Holcim Ltd.                                        369,667
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.2%                        1,930   Nestle SA Registered Shares                        567,361
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland               1,760,153
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%         Building Products - 0.0%                   48,400   Taiwan Glass Industrial Corp.                       35,878
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                   289,730   SinoPac Financial Holdings Co., Ltd.               134,888
                                                                228,908   Taishin Financial Holdings Co., Ltd.               134,163
                                                                                                                          ----------
                                                                                                                             269,051
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication              27,600   Chunghwa Telecom Co., Ltd. (a)                     510,876
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment                      133,126   Delta Electronics, Inc.                            227,456
                      & Instruments - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                          147,000   Yungtay Engineering Co., Ltd.                       93,244
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Taiwan                    1,136,505
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.0%       Commercial Banks - 0.2%                   444,000   Siam Commercial Bank PCL Foreign Shares            556,825
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%              62,000   Siam Cement PCL Foreign Shares                     383,490
                                                                 17,000   Siam City Cement PCL Foreign Shares                117,570
                                                                                                                          ----------
                                                                                                                             501,060
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                    223,000   Hana Microelectronics PCL                          134,674
                      Instruments - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                       87,000   Thai Union Frozen Products PCL Foreign Shares       64,087
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.1%                 861,000   Land and Houses PCL Foreign Shares                 189,749
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.4%         34,000   PTT Exploration & Production PCL                   387,483
                                                                102,000   PTT PCL                                            606,064
                                                                                                                          ----------
                                                                                                                             993,547
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                        216,000   Sansiri PCL Foreign Shares                          14,938
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.0%       90,000   Bangkok Expressway PCL Foreign Shares               53,038
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Thailand                  2,507,918
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.0% Aerospace & Defense - 0.2%                 71,381   BAE Systems Plc                                    433,772
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.1%                            4,000   Diageo Plc (a)                                     232,040
                      --------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country               Industry                                     Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.0%                    72,664   Barclays Plc                                    $  736,590
                                                                 43,426   HBOS Plc                                           655,700
                                                                 44,151   Lloyds TSB Group Plc                               364,762
                                                                 25,002   Royal Bank of Scotland Group Plc                   711,676
                                                                                                                          ----------
                                                                                                                           2,468,728
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%            20,248   Boots Group Plc                                    217,969
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                       22,719   Cadbury Schweppes Plc                              229,899
                                                                 16,300   RHM Plc (f)                                         88,527
                                                                  2,200   Unilever Plc (a)                                    92,884
                                                                                                                          ----------
                                                                                                                             411,310
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.2%                           47,773   Prudential Plc                                     434,830
                      --------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable Fuels - 0.5%          2,000   BP Plc (a)                                         141,700
                                                                 64,344   BP Plc                                             766,650
                                                                  5,300   Royal Dutch Shell Plc (a)                          347,892
                                                                                                                          ----------
                                                                                                                           1,256,242
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.1%                      2,100   AstraZeneca Group Plc (a)                           98,910
                                                                 13,083   GlaxoSmithKline Plc                                333,752
                                                                                                                          ----------
                                                                                                                             432,662
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                    57,859   Kesa Electricals Plc                               261,269
                      --------------------------------------------------------------------------------------------------------------
                      Transportation Infrastructure - 0.1%       26,116   BAA Plc                                            288,299
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                372,370   Vodafone Group Plc                                 971,669
                      Services - 0.5%                            17,500   Vodafone Group Plc (a)                             454,475
                                                                                                                          ----------
                                                                                                                           1,426,144
                      --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom        7,863,265
------------------------------------------------------------------------------------------------------------------------------------
United States - 25.0% Aerospace & Defense - 0.1%                  1,200   General Dynamics Corp.                             143,460
                                                                  3,400   Raytheon Co.                                       129,268
                                                                                                                          ----------
                                                                                                                             272,728
                      --------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics - 0.1%              2,400   FedEx Corp.                                        209,112
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.4%                            6,300   Anheuser-Busch Cos., Inc.                          271,152
                                                                  9,000   The Coca-Cola Co.                                  388,710
                                                                  4,100   Molson Coors Brewing Co. Class B                   262,441
                                                                                                                          ----------
                                                                                                                             922,303
                      --------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.0%                        1,200   Amgen, Inc. (f)                                     95,604
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.5%                      9,700   The Bank of New York Co., Inc.                     285,277
                                                                  5,300   The Charles Schwab Corp.                            76,479
                                                                    600   Goldman Sachs Group, Inc.                           72,948
                                                                 37,500   Knight Capital Group, Inc. Class A (f)             311,625
                                                                    600   Lehman Brothers Holdings, Inc.                      69,888
                                                                  3,200   Mellon Financial Corp.                             102,304
                                                                  6,500   Morgan Stanley                                     350,610
                                                                    500   Refco, Inc. (f)                                     14,135
                                                                                                                          ----------
                                                                                                                           1,283,266
                      --------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country               Industry                                     Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                            7,150   E.I. du Pont de Nemours & Co.                   $  280,066
                                                                  4,285   Lyondell Chemical Co.                              122,637
                                                                                                                          ----------
                                                                                                                             402,703
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                     4,319   Bank of America Corp.                              181,830
                                                                  9,050   Fifth Third Bancorp                                332,407
                                                                  5,000   Wachovia Corp.                                     237,950
                                                                  8,400   Wells Fargo & Co.                                  491,988
                                                                                                                          ----------
                                                                                                                           1,244,175
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment - 0.8%            57,100   3Com Corp. (f)                                     232,968
                                                                  4,914   ADC Telecommunications, Inc. (f)                   112,334
                                                                 60,500   Cisco Systems, Inc. (f)                          1,084,765
                                                                  3,900   Comverse Technology, Inc. (f)                      102,453
                                                                 53,200   JDS Uniphase Corp. (f)                             118,104
                                                                 17,700   Lucent Technologies, Inc. (f)                       57,525
                                                                  4,500   Motorola, Inc.                                      99,405
                                                                 25,000   Tellabs, Inc. (f)                                  263,000
                                                                                                                          ----------
                                                                                                                           2,070,554
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.6%             35,300   Adaptec, Inc. (f)                                  135,199
                                                                 27,600   Brocade Communications Systems, Inc. (f)           112,608
                                                                 15,071   Hewlett-Packard Co.                                440,073
                                                                  6,000   International Business Machines Corp.              481,320
                                                                 36,500   Maxtor Corp. (f)                                   160,600
                                                                 75,150   Sun Microsystems, Inc. (f)                         294,588
                                                                                                                          ----------
                                                                                                                           1,624,388
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering - 2.0%          79,964   Foster Wheeler Ltd. (f)                          2,470,088
                                                                 63,200   McDermott International, Inc. (f)                2,313,752
                                                                 37,700   Quanta Services, Inc. (f)                          481,052
                                                                                                                          ----------
                                                                                                                           5,264,892
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%              14,800   Crown Holdings, Inc. (f)                           235,912
                                                                 11,300   Smurfit-Stone Container Corp. (f)                  117,068
                                                                                                                          ----------
                                                                                                                             352,980
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Consumer Services - 0.2%        4,000   Career Education Corp. (f)                         142,240
                                                                 32,400   Corinthian Colleges, Inc. (f)                      429,948
                                                                  5,300   Stewart Enterprises, Inc. Class A                   35,139
                                                                                                                          ----------
                                                                                                                             607,327
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services - 0.7%       1,200   CIT Group, Inc.                                     54,216
                                                                 32,800   Citigroup, Inc. (c)                              1,493,056
                                                                  4,300   JPMorgan Chase & Co.                               145,899
                                                                                                                          ----------
                                                                                                                           1,693,171
                      --------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                717   AboveNet, Inc. (f)                              $   17,925
                       Services - 0.4%                            6,400   BellSouth Corp.                                    168,320
                                                                    500   CenturyTel, Inc.                                    17,490
                                                                 19,800   Cincinnati Bell, Inc. (f)                           87,318
                                                                 19,600   SBC Communications, Inc.                           469,812
                                                                 11,100   Verizon Communications, Inc.                       362,859
                                                                                                                          ----------
                                                                                                                           1,123,724
                       -------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 0.2%                 13,200   PPL Corp.                                          426,756
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                     4,600   Jabil Circuit, Inc. (f)                            142,232
                       Instruments - 0.1%
                                                                 32,100   Sanmina-SCI Corp. (f)                              137,709
                                                                 26,400   Solectron Corp. (f)                                103,224
                                                                                                                          ----------
                                                                                                                             383,165
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 1.0%         1,500   Baker Hughes, Inc.                                  89,520
                                                                  6,600   ENSCO International, Inc.                          307,494
                                                                  8,414   GlobalSantaFe Corp.                                383,847
                                                                  2,425   Halliburton Co.                                    166,161
                                                                    207   Hanover Compressor Co. (f)                           2,869
                                                                 12,600   Key Energy Services, Inc. (f)                      185,850
                                                                  5,125   Maverick Tube Corp. (f)                            153,750
                                                                  1,400   Noble Corp.                                         95,844
                                                                  7,950   Rowan Cos., Inc.                                   282,146
                                                                  5,525   Schlumberger Ltd.                                  466,200
                                                                  1,375   Tidewater, Inc.                                     66,921
                                                                  2,600   Todco Class A                                      108,446
                                                                  2,450   Transocean, Inc. (f)                               150,210
                                                                                                                          ----------
                                                                                                                           2,459,258
                       -------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.3%            9,600   CVS Corp.                                          278,496
                                                                  4,100   Wal-Mart Stores, Inc.                              179,662
                                                                  4,900   Walgreen Co.                                       212,905
                                                                                                                          ----------
                                                                                                                             671,063
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                       5,800   ConAgra Foods, Inc.                                143,550
                                                                  8,900   Corn Products International, Inc.                  179,513
                                                                  2,700   HJ Heinz Co.                                        98,658
                                                                  2,800   Ralcorp Holdings, Inc.                             117,376
                                                                  6,400   Sara Lee Corp.                                     121,280
                                                                 14,300   Tyson Foods, Inc. Class A                          258,115
                                                                                                                          ----------
                                                                                                                             918,492
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies - 0.1%    6,300   Baxter International, Inc.                         251,181
                                                                  2,100   Waters Corp. (f)                                    87,360
                                                                                                                          ----------
                                                                                                                             338,541
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                    1,600   AmerisourceBergen Corp.                         $  123,680
                       Services - 0.4%                            8,700   HCA, Inc.                                          416,904
                                                                  2,300   Health Management Associates, Inc. Class A          53,981
                                                                  4,200   HealthSouth Corp. (f)                               17,388
                                                                  1,600   Humana, Inc. (f)                                    76,608
                                                                  1,100   LifePoint Hospitals, Inc. (f)                       48,103
                                                                  4,300   Manor Care, Inc.                                   165,163
                                                                  2,300   Tenet Healthcare Corp. (f)                          25,829
                                                                  3,950   Triad Hospitals, Inc. (f)                          178,817
                                                                                                                          ----------
                                                                                                                           1,106,473
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 0.7%     182,600   La Quinta Corp. (f)                              1,586,794
                                                                  3,300   Wendy's International, Inc.                        148,995
                                                                                                                          ----------
                                                                                                                           1,735,789
                       -------------------------------------------------------------------------------------------------------------
                       Household Products - 0.0%                  1,600   Kimberly-Clark Corp.                                95,248
                       -------------------------------------------------------------------------------------------------------------
                       IT Services - 0.1%                         5,000   Automatic Data Processing, Inc.                    215,200
                       -------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &             17,400   The AES Corp. (f)                                  285,882
                       Energy Traders - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 1.3%           79,700   General Electric Co.                             2,683,499
                                                                 21,600   Tyco International Ltd.                            601,560
                                                                                                                          ----------
                                                                                                                           3,285,059
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 1.8%                          12,500   ACE Ltd. (c)                                       588,375
                                                                  4,700   The Allstate Corp.                                 259,863
                                                                 33,300   American International Group, Inc.               2,063,268
                                                                  4,700   Assurant, Inc.                                     178,882
                                                                  3,500   Bristol West Holdings, Inc.                         63,875
                                                                  1,500   Hartford Financial Services Group, Inc.            115,755
                                                                  1,500   Prudential Financial, Inc.                         101,340
                                                                  2,600   RenaissanceRe Holdings Ltd.                        113,698
                                                                 16,522   The St. Paul Travelers Cos., Inc.                  741,342
                                                                  7,600   XL Capital Ltd. Class A                            517,028
                                                                                                                          ----------
                                                                                                                           4,743,426
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.1%       29,300   webMethods, Inc. (f)                               207,151
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.1%                           1,200   Deere & Co.                                         73,440
                                                                  7,300   Navistar International Corp. (f)                   236,739
                                                                                                                          ----------
                                                                                                                             310,179
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.8%                              20,745   Comcast Corp. Class A (f)                          609,488
                                                                  3,120   The DIRECTV Group, Inc. (f)                         46,738
                                                                  1,580   Discovery Holding Co. (f)                           22,815
                                                                  2,456   Liberty Global, Inc. (f)                            66,508
                                                                  2,456   Liberty Global, Inc. Series C (f)                   63,242

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                 15,800   Liberty Media Corp. Class A (f)                 $  127,190
                                                                  4,853   NTL, Inc. (f)                                      324,180
                                                                 12,300   Time Warner, Inc.                                  222,753
                                                                  3,500   Tribune Co.                                        118,615
                                                                 13,855   Viacom, Inc. Class B                               457,354
                                                                                                                          ----------
                                                                                                                           2,058,883
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.7%                    12,800   Alcoa, Inc.                                        312,576
                                                                  2,800   Aleris International, Inc. (f)                      76,860
                                                                  9,900   Freeport-McMoRan Copper & Gold, Inc. Class B       481,041
                                                                 16,300   Inco Ltd.                                          771,805
                                                                  2,922   Mittal Steel Co. NV                                 84,154
                                                                  2,000   United States Steel Corp.                           84,700
                                                                                                                          ----------
                                                                                                                           1,811,136
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 2.9%         1,800   Alon USA Energy, Inc. (f)                           43,470
                                                                  1,900   Amerada Hess Corp.                                 261,250
                                                                 16,526   Chevron Corp.                                    1,069,728
                                                                  5,258   ConocoPhillips                                     367,587
                                                                  1,700   Consol Energy, Inc.                                129,659
                                                                  3,474   Devon Energy Corp.                                 238,455
                                                                 93,500   El Paso Corp.                                    1,299,650
                                                                 12,143   Exxon Mobil Corp.                                  771,566
                                                                 38,500   ICG, Inc. (f)(m)                                   573,650
                                                                  1,600   James River Coal Co. (f)                            80,752
                                                                  5,088   Kerr-McGee Corp.                                   494,096
                                                                 10,900   Marathon Oil Corp.                                 751,337
                                                                  2,500   Massey Energy Co.                                  127,675
                                                                  3,750   Noble Energy, Inc.                                 175,875
                                                                  6,600   Occidental Petroleum Corp.                         563,838
                                                                 10,900   Rosetta Resources, Inc. (e)(f)                     212,550
                                                                  5,250   Stone Energy Corp. (f)                             320,460
                                                                  1,300   Williams Cos., Inc.                                 32,565
                                                                                                                          ----------
                                                                                                                           7,514,163
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 0.4%            15,600   Bowater, Inc.                                      441,012
                                                                  3,000   Deltic Timber Corp.                                138,150
                                                                 10,800   International Paper Co.                            321,840
                                                                                                                          ----------
                                                                                                                             901,002
                       -------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.1%                   4,700   Avon Products, Inc.                                126,900
                                                                  2,900   The Gillette Co.                                   168,780
                                                                                                                          ----------
                                                                                                                             295,680
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.1%                    10,400   Abbott Laboratories                             $  440,960
                                                                  5,000   Andrx Corp. (f)                                     77,150
                                                                 20,900   Bristol-Myers Squibb Co.                           502,854
                                                                  6,600   Eli Lilly & Co.                                    353,232
                                                                  2,125   IVAX Corp. (f)                                      56,015
                                                                 20,000   Johnson & Johnson                                1,265,600
                                                                 21,900   Merck & Co., Inc.                                  595,899
                                                                 58,750   Pfizer, Inc.                                     1,466,988
                                                                 15,400   Schering-Plough Corp.                              324,170
                                                                  1,300   Watson Pharmaceuticals, Inc. (f)                    47,593
                                                                  7,300   Wyeth                                              337,771
                                                                                                                          ----------
                                                                                                                           5,468,232
                       -------------------------------------------------------------------------------------------------------------
                       Real Estate - 0.2%                         3,800   Aames Investment Corp.                              23,864
                                                                 23,455   Friedman Billings Ramsey Group, Inc. Class A       239,006
                                                                  1,551   Prologis                                            68,726
                                                                  3,317   Ventas, Inc.                                       106,807
                                                                                                                          ----------
                                                                                                                             438,403
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.5%                         7,500   CSX Corp.                                          348,600
                                                                 12,100   Union Pacific Corp.                                867,570
                                                                                                                          ----------
                                                                                                                           1,216,170
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor             9,086   Agere Systems, Inc. (f)                             94,585
                       Equipment - 0.4%                           6,400   Altera Corp. (f)                                   122,304
                                                                 18,800   Cirrus Logic, Inc. (f)                             142,692
                                                                 18,300   Intel Corp.                                        451,095
                                                                 11,100   Micron Technology, Inc. (f)                        147,630
                                                                                                                          ----------
                                                                                                                             958,306
                       -------------------------------------------------------------------------------------------------------------
                       Software - 2.2%                           29,800   BMC Software, Inc. (f)                             628,780
                                                                  8,500   Borland Software Corp. (f)                          49,470
                                                                 62,735   Computer Associates International, Inc.          1,744,660
                                                                  7,400   Compuware Corp. (f)                                 70,300
                                                                 80,800   Microsoft Corp.                                  2,078,984
                                                                  9,700   Novell, Inc. (f)                                    72,265
                                                                 57,300   Siebel Systems, Inc.                               591,909
                                                                  4,384   Symantec Corp. (f)                                  99,341
                                                                 34,700   TIBCO Software, Inc. (f)                           290,092
                                                                                                                          ----------
                                                                                                                           5,625,801
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.2%                    6,100   Home Depot, Inc.                                   232,654
                                                                 13,300   Pier 1 Imports, Inc.                               149,891
                                                                  1,800   The Sports Authority, Inc. (f)                      52,992
                                                                                                                          ----------
                                                                                                                             435,537
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel &                       32,700   Unifi, Inc. (f)                               $    109,218
                       Luxury Goods - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.2%          5,325   Fannie Mae                                         238,667
                                                                  2,700   Freddie Mac                                        152,442
                                                                  2,100   Washington Mutual, Inc.                             82,362
                                                                                                                        ------------
                                                                                                                             473,471
                       -------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                             9,100   Altria Group, Inc.                                 670,761
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.3%      30,100   Macquarie Infrastructure Co. Trust                 848,820
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                 9,000   Alltel Corp.                                       585,990
                       Services - 0.4%                           17,850   Sprint Nextel Corp.                                424,473
                                                                                                                        ------------
                                                                                                                           1,010,463
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States        64,184,655
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks                            144,224,345
                                                                          (Cost - $106,647,431) - 56.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.0%                                                   42,418   Vietnam Enterprise Investments Ltd.
                                                                          Redeemable Shares (f)                               67,020
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Mutual Funds  (Cost - $50,000) - 0.0%         67,020
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%       Commercial Banks - 0.2%                   12,200   National Australia Bank Ltd., 7.875% (k)           500,200
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks in Australia                500,200
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%          Metals & Mining - 0.0%                     6,400   Usinas Siderurgicas de Minas Gerais SA
                                                                          Preferred Class A                                  149,511
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks in Brazil                   149,511
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.6%   Diversified Telecommunication              3,698   McLeodUSA, Inc. Series A, 2.50% (k)                    444
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                           8,100   Metlife, Inc. Series B, 6.375% (k)                 227,367
                                                                  8,000   XL Capital Ltd., 6.50% (k)                         182,640
                                                                                                                        ------------
                                                                                                                             410,007
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.1%           190   El Paso Corp., 4.99% (e)(k)                        234,531
                       -------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.3%              9   Fannie Mae, 5.375% (k)                             824,399
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks in the United States      1,469,381
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks                           2,119,092
                                                                          (Cost - $2,270,176) - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.1%           Real Estate - 0.1%                       150,792   Marco Polo Investment Holdings Ltd.
                                                                          (expires 8/29/2013)                                226,188
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Warrants In Japan                            226,188
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%   Communications Equipment - 0.0%            6,168   Lucent Technologies, Inc.
                                                                          (expires 12/10/2007)                                 5,860
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.1%         99,000   Foster Wheeler Ltd. Class B
                                                                          (expires 9/24/2007)                                153,450
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                302   AboveNet, Inc. (expires 9/08/2008)                   2,718
                       Services - 0.0%                              355   AboveNet, Inc. (expires 9/08/2010)                   3,195
                                                                  8,194   McLeodUSA, Inc. (expires 4/16/2007)                     57
                                                                                                                        ------------
                                                                                                                               5,970
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Warrants in the United States                165,280
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Warrants  (Cost - $163,381) - 0.2%           391,468
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares
Country                Industry                                    Held   Rights                                               Value
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Commercial Services &
                       Supplies - 0.0%                          20,500    Information Resources, Inc. (j)                 $   11,275
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Rights  (Cost - $34,440) - 0.0%               11,275
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Face
                                                                 Amount   Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%       Food Products - 0.1%              USD    300,000   Burns, Philp Capital Property Ltd.,
                                                                          10.75% due 2/15/2011                               336,000
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Australia                 336,000
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%          Chemicals - 0.1%                         150,000   Cosan SA Industria e Comercio,
                                                                          9% due 11/01/2009 (e)                              159,000
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Brazil                    159,000
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%          Wireless Telecommunication                         Rogers Wireless Communications, Inc.:
                       Services - 0.1%                          200,000       6.995% due 12/15/2010 (b)                      208,500
                                                         CAD    100,000       7.625% due 12/15/2011                           92,194
                                                                                                                          ----------
                                                                                                                             300,694
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Canada                    300,694
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.4%           Electric Utilities - 0.4%              1,023,822   Empresa Electrica del Norte Grande SA, 4%
                                                                          due 11/05/2017 (n)                                 941,916
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Chile                     941,916
------------------------------------------------------------------------------------------------------------------------------------
Europe - 2.2%          Commercial Banks - 2.2%                            European Investment Bank:
                                                         EUR    900,000       3.50% due 10/15/2005                         1,085,499
                                                         GBP  1,050,000       6.125% due 12/07/2005                        1,862,700
                                                         EUR  1,400,000       4% due 1/15/2007                             1,723,747
                                                         BRL  1,850,425       0% due 9/12/2008 (e)                           546,813
                                                              2,200,000       0% due 9/21/2010 (e)                           509,776
                                                                                                                          ----------
                                                                                                                           5,728,535
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Europe                  5,728,535
------------------------------------------------------------------------------------------------------------------------------------
France - 0.7%          Commercial Banks - 0.5%           EUR  1,050,000   ERAP, 2.875% due 7/12/2006                       1,271,783
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging            USD    470,000   Crown European Holdings SA,
                       - 0.2%                                             10.875% due 3/01/2013                              545,200
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.0%                   EUR     39,900   Infogrames Entertainment SA Series WW, 4%
                                                                          due 4/01/2009 (k)                                   33,577
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in France                  1,850,560
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.0%         Commercial Banks - 2.0%                            KfW - Kreditanstalt fuer Wiederaufbau:
                                                         GBP    875,000       4.125% due 6/07/2006                         1,545,911
                                                                175,000       4.80% due 10/27/2006                           310,366
                                                         EUR  1,050,000       3.125% due 11/15/2006                        1,277,208
                                                         GBP    250,000       5.375% due 12/07/2007                          451,234
                                                                250,000       4.50% due 12/07/2008                           443,095
                                                         EUR    750,000       4.25% due 7/04/2014                            981,064
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Germany                 5,008,878
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Face
Country             Industry                                     Amount   Corporate Bonds                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.2%       Industrial Conglomerates         USD     280,000   First Pacific Finance Ltd.,
                       - 0.2%                                             0% due 1/18/2010 (k)                            $  301,700
                                                                250,000   Hutchison Whampoa International Ltd.,
                                                                          5.45% due 11/24/2010                               255,647
                                                                                                                          ----------
                                                                                                                             557,347
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Hong Kong                 557,347
------------------------------------------------------------------------------------------------------------------------------------
India - 0.4%           Automobiles - 0.2%                       200,000   Tata Motors Ltd., 1% due 7/31/2008 (e)(k)          426,000
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.2%                             540,000   Zee Telefilms Ltd, 0.50% due 4/29/2009 (k)         558,900
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in India                     984,900
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.7%           Commercial Banks - 0.6%          JPY  22,000,000   The Bank of Fukuoka Ltd.
                                                                          Series 2, 1.10% due 9/28/2007 (k)                  353,724
                                                             38,000,000   The Bank of Kyoto Ltd. Series 1,
                                                                          1.90% due 9/30/2009 (k)                            601,643
                                                             75,000,000   International Bank for Reconstruction &
                                                                          Development Series 670, 2% due 2/18/2008           685,803
                                                              6,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (k)            64,055
                                                                                                                          ----------
                                                                                                                           1,705,225
                       -------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &                   16,000,000   Shoei Co., Ltd. Series 2, 0% due 12/30/2009 (k)    193,400
                       Products - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Japan                   1,898,625
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%      Industrial Conglomerates         USD     142,000   Tyco International Group SA,
                       - 0.1%                                             2.75% due 1/15/2018 (e)(k)                         174,483
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Luxembourg                174,483
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%        Diversified Financial Services           400,000   Feringghi Capital Ltd., 0% due 12/22/2009 (k)      420,000
                       - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Malaysia                  420,000
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.2%          Household Durables - 0.1%                295,000   Vitro Envases Norteamerica SA de CV, 10.75%
                                                                          due 7/23/2011 (e)                                  300,900
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels      GBP     120,000   Petroleos Mexicanos, 14.50% due 3/31/2006          221,845
                       - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Mexico                    522,745
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.3%     Semiconductors &                                   ASM International NV (k):
                       Semiconductor Equipment          USD      30,000       4.25% due 12/06/2011                            27,438
                       - 0.3%                                   100,000       4.25% due 12/06/2011 (e)                        92,875
                                                        EUR     550,000   Infineon Technologies Holding BV,
                                                                          4.25% due 2/06/2007 (k)                            668,411
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in the Netherlands           788,724
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.1%     Wireless Telecommunication       USD     350,000   LG Telecom Ltd., 8.25% due 7/15/2009 (e)           371,203
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in South Korea               371,203
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%          Diversified Financial            TRY     503,625   Svensk Exportkredit AB, 10.50% due 9/29/2015       374,234
                       Services - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Sweden                    374,234
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%          Capital Markets - 0.2%           USD     400,000   UBS AG, Jersey Branch, 1.424% due 12/01/2010 (k)   392,060
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.1%            250,000   Taiwan Cement Corp., 0% due 3/03/2009 (k)          265,625
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in Taiwan                    657,685
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Face
Country             Industry                                     Amount   Corporate Bonds                                      Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.4%  Commercial Banks - 0.1%          GBP      90,000   International Bank for Reconstruction &
                                                                          Development, 7.125% due 7/30/2007               $  166,855
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                      Colt Telecom Group Plc: (k)
                       Services - 0.3%                  EUR     500,000       2% due 3/29/2006                               699,275
                                                                175,000       2% due 4/03/2007                               259,516
                                                                                                                          ----------
                                                                                                                             958,791
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in the United Kingdom      1,125,646
------------------------------------------------------------------------------------------------------------------------------------
United States - 3.5%   Aerospace & Defense - 0.0%       USD      90,000   GenCorp, Inc., 5.75% due 4/15/2007 (k)              98,437
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.0%                          136,210   Northwest Airlines, Inc. Series 1999-3-B,           22,475
                                                                          9.485% due 10/01/2016 (h)
                       -------------------------------------------------------------------------------------------------------------
                       Biotechnology - 0.2%                               Abgenix, Inc. (k):
                                                                330,000       3.50% due 3/15/2007                            322,162
                                                                120,000       1.75% due 12/15/2011 (e)                       136,200
                                                                 30,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (k)       24,000
                                                                                                                          ----------
                                                                                                                             482,362
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 0.1%          155,000   Lucent Technologies, Inc., 8% due 8/01/2031 (k)    160,037
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.9%      1,413,750   Foster Wheeler LLC Series A,
                                                                          10.359% due 9/15/2011                            1,583,400
                                                                376,000   J Ray McDermott SA, 11% due 12/15/2013 (e)         430,520
                                                                180,000   McDermott, Inc., 8.75% due 5/19/2023               180,900
                                                                                                                          ----------
                                                                                                                           2,194,820
                       -------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.2%            605,000   Anchor Glass Container Corp.,
                                                                          11% due 2/15/2013 (h)                              387,200
                                                                150,000   Crown Cork & Seal Co., Inc.,
                                                                          7.50% due 12/15/2096                               126,000
                                                                                                                          ----------
                                                                                                                             513,200
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Financial                              General Electric Capital Corp.:
                       Services - 0.3%                  JPY  40,000,000       0.10% due 12/20/2005                           352,943
                                                             25,000,000       1.40% due 11/02/2006                           223,631
                                                        USD      85,000   Triad Acquisition Corp.,
                                                                          11.125% due 5/01/2013 (e)                           87,762
                                                                                                                          ----------
                                                                                                                             664,336
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication                      MCI, Inc.:
                       Services - 0.4%                          337,000       6.908% due 5/01/2007                           339,527
                                                                337,000       7.688% due 5/01/2009                           349,637
                                                                229,000       8.735% due 5/01/2014                           255,335
                                                                                                                          ----------
                                                                                                                             944,499
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                   32,000   Beverly Enterprises, Inc.,
                       Services - 0.1%                          200,000   7.875% due 6/15/2014                                35,440
                                                                          Tenet Healthcare Corp.,
                                                                          9.25% due 2/01/2015 (e)                            202,000
                                                                                                                          ----------
                                                                                                                             237,440
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure -          310,000   Uno Restaurant Corp., 10% due 2/15/2011 (e)        286,750
                       0.1%
                       -------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Face
Country             Industry                                     Amount   Corporate Bonds                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                       Independent Power Producers      GBP      84,000   The AES Corp., 8.375% due 3/01/2011            $   153,062
                       & Energy Traders - 0.6%          USD     275,000   Calpine Corp., 7.625% due 4/15/2006                242,000
                                                                          Calpine Generating Co. LLC (b):
                                                                720,000       7.61% due 4/01/2009                            730,800
                                                                400,000       9.61% due 4/01/2010                            404,000
                                                                                                                          ----------
                                                                                                                           1,529,862
                       -------------------------------------------------------------------------------------------------------------
                       Insurance - 0.0%                          97,000   Fortis Insurance NV, 7.75%
                                                                          due 1/26/2008 (e)(k)                               108,397
                       -------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                    125,000   McMoRan Exploration Co.,
                       Fuels - 0.1%                                       5.25% due 10/06/2011 (e)(k)                        161,875
                       -------------------------------------------------------------------------------------------------------------
                       Paper & Forest                           475,000   Mandra Forestry, 12% due 5/15/2013 (e)(o)          479,750
                       Products - 0.2%
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors &                         370,000   Conexant Systems, Inc., 4% due 2/01/2007 (k)       357,050
                       Semiconductor Equipment - 0.2%           250,000   LSI Logic Corp., 4% due 11/01/2006 (k)             248,437
                                                                                                                          ----------
                                                                                                                             605,487
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.0%                   40,000   General Nutrition Centers, Inc.,
                                                                          8.625% due 1/15/2011 (e)                            38,400
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication               350,000   Nextel Communications, Inc.,
                       Services - 0.1%                                    5.25% due 1/15/2010 (k)                            352,625
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds in the United States       8,880,752
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Corporate Bonds
                                                                          (Cost - $29,617,077) - 12.1%                    31,081,927
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Floating Rate Loan Interests (l)
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.1%          Household Durables - 0.1%                190,000   Vitro Envases Norteamerica SA de CV, Term,
                                                                          10.08% due 2/23/2010                               186,675
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Floating Rate Loan Interests in Mexico       186,675
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.2%   Containers & Packaging - 0.2%            460,000   Anchor Glass Container Corp. Debtor In
                                                                          Possesion Term Loan, 10.789% due 9/30/2006         469,200
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel &                      249,391   Galey & Lord, Inc. Term Loan,
                       Luxury Goods - 0.0%                                10.17% due 9/05/2009 (h)                            67,336
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Floating Rate Loan Interests
                                                                          in the United States                               536,536
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Floating Rate Loan Interests
                                                                          (Cost - $827,368) - 0.3%                           723,211
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%                                                   250,000   Brazilian Government International Bond,
                                                                          8.25% due 1/20/2034                                251,250
                                                                        ------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Brazil     251,250
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.3%                                           CAD     895,000   Canadian Government Bond, 4% due 9/01/2010         783,954
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Canada     783,954
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%                                           EUR     375,000   Caisse d'Amortissement de la Dette Sociale, 4%
                                                                          due 10/25/2014                                     481,434
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in France     481,434
------------------------------------------------------------------------------------------------------------------------------------
Germany - 1.6%                                                3,000,000   Deutsche Bundesrepublik Series 00,
                                                                          5.25% due 1/04/2011                              4,054,100
                                                         ---------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations
                                                                          in Germany                                       4,054,100
------------------------------------------------------------------------------------------------------------------------------------
Iceland - 0.2%                                          ISK  27,000,000   Iceland Rikisbref, 7.25% due 5/17/2013             434,091
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Iceland    434,091
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Face
Country             Industry                                     Amount   Foreign Government Obligations                       Value
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.2%                                            JPY  50,000,000   Italy Government International Bond,
                                                                          0.375% due 10/10/2006                          $   442,392
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Italy      442,392
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.4%                                         MYR     825,000   Johor Corp., 1% due 7/31/2009 (n)                  230,383
                                                              3,250,000   Malaysia Government Bond Series 386X, 8.60%
                                                                          due 12/01/2007                                     958,760
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations
                                                                          in Malaysia                                      1,189,143
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.2%                                      EUR     475,000   Netherlands Government Bond,
                                                                          3.75% due 7/15/2014                                601,603
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations
                                                                          in the Netherlands                                 601,603
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%                                      NZD     425,000   New Zealand Government Bond Series 216, 4.50%
                                                                          due 2/14/2016                                      393,898
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations
                                                                          in New Zealand                                     393,898
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.3%                                           PLN   1,975,000   Poland Government Bond, 3% due 8/24/2016           638,588
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Poland     638,588
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.4%                                           SEK   5,750,000   Sweden Government Bond Series 3101,
                                                                          4% due 12/01/2008                                  935,899
                                                        ----------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations in Sweden     935,899
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Foreign Government Obligations
                                                                          (Cost - $8,844,842) - 4.0%                      10,206,352
------------------------------------------------------------------------------------------------------------------------------------
                                                                          U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
United States - 3.7%                                                      U.S. Treasury Inflation Indexed Bonds:
                                                        USD   2,481,187       1.625% due 1/15/2015 (c)                     2,451,728
                                                              5,022,100       1.875% due 7/15/2015                         5,066,435
                                                                          U.S. Treasury Notes:
                                                              1,000,000       3.625% due 4/30/2007                           991,562
                                                                500,000       3.50% due 5/31/2007                            494,590
                                                                500,000       4% due 6/15/2009                               496,562
                                                                225,000       4.75% due 5/15/2014                            231,803
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total U.S. Government Obligations
                                                                          (Cost - $9,725,750) - 3.7%                       9,732,680
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities
                                                                          (Cost - $49,015,037) - 20.1%                    51,744,170
------------------------------------------------------------------------------------------------------------------------------------
                                                             Beneficial
                       Industry                                Interest   Other Interests (i)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Diversified Telecommunication    USD     500,000   AboveNet, Inc. (Litigation Trust Certificates)           0
                       Services - 0.0%
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Other Interests (Cost $0) - 0.0%                   0
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.1%         Time Deposits - 0.1%             DKK   1,375,973   Danish Krone Time Deposit,
                                                                          2.04% due 11/04/2005                               222,300
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities in Denmark             222,300
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.6%          Time Deposits - 0.6%                               Euro Time Deposit:
                                                        EUR     298,628       2.04% due 10/14/2005                           360,040
                                                                597,256       2.04% due 10/21/2005                           720,080
                                                                298,628       2.04% due 11/04/2005                           360,040
                                                                                                                         -----------
                                                                                                                           1,440,160
                       -------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities in Europe                           1,440,160
------------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                             Beneficial
Country             Industry                                   Interest   Short-Term Securities                                Value
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%          Time Deposits - 0.1%             SEK   2,627,815   Swedish Krona Time Deposit,
                                                                          1.46% due 11/04/2005                           $   339,970
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities in Sweden              339,970
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.4%     Time Deposits - 0.4%             CHF   1,468,710   Swiss Franc Time Deposit,
                                                                          0.65% due 11/04/2005                             1,139,197
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities in Switzerland       1,139,197
------------------------------------------------------------------------------------------------------------------------------------
United States - 20.7%                                   USD  53,109,058   Merrill Lynch Liquidity Series,
                                                                          LLC Cash Sweep Series I (g)                     53,109,058
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities in the
                                                                          United States                                   53,109,058
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities                     56,250,685
                                                                          (Cost - $56,250,685) - 21.9%
------------------------------------------------------------------------------------------------------------------------------------
                                                              Number of
                                                              Contracts   Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
                       Call Options Purchased - 0.0%                900   Darden Restaurants, Inc.,
                                                                          expiring April 2006 at USD 30                        1,890
                                                                  2,200   HCA, Inc., expiring February 2006 at USD 55            660
                                                                                                                         -----------
                                                                                                                               2,550
                       -------------------------------------------------------------------------------------------------------------
                       Put Options Purchased - 0.1%               2,100   American Axle & Manufacturing Holdings,
                                                                          Inc., expiring January 2006 at USD 20                1,365
                                                                  4,200   Applebees International, Inc.,
                                                                          expiring February 2006 at USD 20                     3,360
                                                                  1,800   Bowater, Inc., expiring March 2006 at USD 25         1,980
                                                                  2,300   Brinker International, Inc.,
                                                                          expiring January 2006 at USD 35                      2,875
                                                                  7,900   Bristol-Myers Squibb Co., expiring March
                                                                          2006 at USD 22.5                                     4,740
                                                                  1,900   Cognizant Technology Solutions Corp., expiring
                                                                          November 2005 at USD 40                              1,520
                                                                  2,500   La-Z-Boy, Inc., expiring January 2006 at USD 10        375
                                                                  4,200   Merck & Co., Inc., expiring April 2006 at USD 25     5,040
                                                                 19,700   Nokia Oyj, expiring April 2006 at USD 12.5           1,970
                                                                  2,100   PETsMART, Inc., expiring January 2006 at
                                                                          USD 22.5                                             3,780
                                                                          Pfizer, Inc.:
                                                                 15,800       expiring December 2005 at USD 22.5               4,740
                                                                  8,400       expiring March 2006 at USD 22.5                  6,300
                                                                    100   QUALCOMM, Inc., expiring October 2005 at USD 37.5        5
                                                                  2,100   Regal Entertainment Group Series A, expiring
                                                                          January 2006 at USD 20                               1,995
                                                                  2,400   Rent-A-Center, Inc., expiring March 2006
                                                                          at USD 17.5                                          1,560
                                                                  2,400   Ruby Tuesday, Inc., expiring January 2006
                                                                          at USD 22.5                                          4,680
                                                                          S&P 500 Flex Option:
                                                                    500       expiring November 2005 at USD 1,225              8,600
                                                                  1,000       expiring November 2005 at USD 1,230             19,600
                                                                    500       expiring November 2005 at USD 1,235             10,500
                                                                  4,200   Schering-Plough Corp.,
                                                                          expiring May 2006 at USD 20                          4,830
                                                                  1,800   Union Pacific Corp.,
                                                                          expiring October 2005 at USD 65                         90
                                                                  2,100   Wal-Mart Stores, Inc.,
                                                                          expiring March 2006 at USD 42.5                      3,255

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Number of
                                                              Contracts   Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Winnebage Industries, Inc.:
                                                                  1,300       expiring October 2005 at USD 30          $      2,405
                                                                 13,600       expiring January 2006 at USD 25                17,680
                                                                  4,200   XL Capital Ltd. Class A,
                                                                          expiring October 2005 at USD 65                     2,100
                                                                                                                       ------------
                                                                                                                            115,345
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Options Purchased
                                                                          (Premiums Paid - $135,466) - 0.1%                 117,895
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $214,566,616) - 99.2%                 254,925,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Call Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                                  6,000   3Com Corp., expiring January 2006 at USD  5          (900)
                                                                  5,000   Andrx Corp., expiring January 2007 at USD 20       (7,000)
                                                                 29,800   BMC Software, Inc., expiring January
                                                                          2006 at USD 15                                   (193,700)
                                                                  8,500   Borland Software Corp.,
                                                                          expiring January 2006 at USD  5                   (10,200)
                                                                  4,000   Career Education Corp.,
                                                                          expiring January 2007 at USD 25                   (56,800)
                                                                          Cirrus Logic, Inc.:
                                                                 11,400       expiring January 2006 at USD  5               (30,780)
                                                                  7,400       expiring January 2007 at USD  5               (24,420)
                                                                          Cisco Systems, Inc.:
                                                                  9,000       expiring January 2006 at USD 17.5             (10,350)
                                                                  7,600       expiring January 2007 at USD 17.5             (19,760)
                                                                  8,600       expiring January 2007 at USD 22.5              (6,880)
                                                                  4,900   Computer Associates International, Inc.,
                                                                          expiring January 2007 at USD 30                   (12,495)
                                                                          Corinthian Colleges, Inc.:
                                                                  4,700       expiring January 2006 at USD 15                (2,820)
                                                                  6,400       expiring January 2006 at USD 15.01             (3,290)
                                                                 21,300       expiring January 2006 at USD 20                (2,130)
                                                                  3,500   El Paso Corp., expiring January
                                                                          2006 at USD 12.5                                   (6,650)
                                                                  3,700   Intel Corp., expiring January 2006
                                                                          at USD 22.5                                       (10,175)
                                                                  4,600   Jabil Circuit, Inc., expiring January
                                                                          2006 at USD 20                                    (52,440)
                                                                 18,500   Knight Capital Group, Inc. Class A, expiring
                                                                          January 2007 at USD  7.5                          (37,000)
                                                                  2,500   Massey Energy Co., expiring January
                                                                          2006 at USD 35                                    (42,500)
                                                                          McDermott International, Inc.:
                                                                 14,500       expiring January 2006 at USD 17.5            (282,750)
                                                                  8,500       expiring January 2006 at USD 20              (144,500)
                                                                  4,500       expiring January 2006 at USD 25               (60,300)
                                                                    900       expiring January 2007 at USD 22.5             (14,760)
                                                                  4,200       expiring January 2007 at USD 35               (34,020)
                                                                  2,400   Merck & Co., Inc., expiring January
                                                                          2006 at USD 27.5                                   (3,240)
                                                                  1,900   Molson Coors Brewing Co. Class B, expiring
                                                                          January 2007 at USD 60                            (19,380)

FAM Series Fund, Inc. - Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005                                                                   (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Number of
                                                              Contracts   Call Options Written                                Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  4,100   Nokia Oyj, expiring January 2006 at USD 15         (9,635)
                                                                 85,500   Nortel Networks Corp.,
                                                                          expiring January 2006 at USD  2.5                 (72,675)
                                                                  9,700   Novell, Inc., expiring January 2007 at USD  5     (29,100)
                                                                          Quanta Services, Inc.:
                                                                  4,300       expiring November 2005 at USD  7.5            (23,220)
                                                                  9,000       expiring January 2006 at USD 10               (27,900)
                                                                  2,100       expiring May 2006 at USD 12.5                  (3,465)
                                                                  4,800       expiring January 2007 at USD 10               (20,160)
                                                                 44,800   Siebel Systems, Inc.,
                                                                          expiring January 2006 at USD  7.5                (127,680)
                                                                  1,800   The Sports Authority, Inc.,
                                                                          expiring October 2005 at USD 25                    (8,820)
                                                                          TIBCO Software, Inc.:
                                                                 18,000       expiring November 2005 at USD  7.5            (18,900)
                                                                 16,700       expiring January 2007 at USD  7.5             (37,575)
                                                                  7,200   Tyson Foods, Inc. Class A,
                                                                          expiring January 2006 at USD 17.5                  (9,360)
                                                                          webMethods, Inc.:
                                                                 18,100       expiring October 2005 at USD  5               (38,915)
                                                                  8,300       expiring October 2005 at USD  5.01            (16,600)
                                                                  2,800       expiring January 2006 at USD  5                (6,440)
                                                                  3,300   Wendy's International, Inc.,
                                                                          expiring January 2007 at USD 45                   (21,450)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Options Written
                                                                          (Premiums Received - $924,414) - (0.6%)        (1,561,135)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments, Net of Options Written     253,364,815
                                                                          (Cost - $213,642,202*)  - 98.6%               253,364,815
                                                                          Other Assets Less Liabilities - 1.4%            3,695,661
                                                                                                                       ------------
                                                                          Net Assets - 100.0%                          $257,060,476
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                               $214,181,251
                                                                   ============
      Gross unrealized appreciation                                $ 46,666,279
      Gross unrealized depreciation                                  (7,482,715)
                                                                   ------------
      Net unrealized appreciation                                  $ 39,183,564
                                                                   ============

(a)   Depositary receipts.

(b)   Floating rate note.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Non-income producing security.

FAM Series Fund, Inc. -
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
--------------------------------------------------------------------------------
                                                Net               Interest
 Affiliate                                    Activity             Income
 -----------------------------------------------------------------------------
 Merrill Lynch Liquidity Series, LLC
     Cash Sweep Series I                     $ 11,476,248      $ 1,080,017
 Merrill Lynch Liquidity Series, LLC
     Money Market Series                               --      $       416
 -----------------------------------------------------------------------------

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j) The rights entitle the holder to potential cash distributions pending litigation settlement.

(k)   Convertible security.

(l) Floating rate loan interests in which the Portfolio invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(m) Restricted security as to resale, representing 0.3% of net assets, were as follows:

---------------------------------------------------------------------------
                          Acquisition
Issue                         Date                 Cost             Value
---------------------------------------------------------------------------
ICG, Inc.               12/06/2004-12/14/2004   $ 394,350         $ 573,650
Koninklijke Ahold NV*        12/11/2003            71,639            86,944
---------------------------------------------------------------------------
Total                                           $ 465,989         $ 660,594
                                                =========         =========
*     Depositary receipts.

(n) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.

(o)   Issued with warrants.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
      Number of                                                        Expiration                Face               Unrealized
      Contracts              Issue               Exchange                 Date                   Value             Appreciation
      -------------------------------------------------------------------------------------------------------------------------
         17          MSCI EURO IX FUTURE           LIFFE              December 2005           $  406,489            $    7,038
         31          Topix Index Future            Tokyo              December 2005            3,519,055               333,380
      -------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation-Net                                                                             $  340,418
                                                                                                                    ==========

      Financial futures contracts sold as of September 30, 2005 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
      Number of                                                      Expiration                  Face               Unrealized
      Contracts            Issue               Exchange                 Date                     Value             Appreciation
      -------------------------------------------------------------------------------------------------------------------------
         17               S&P Index             Detroit               December 2005            $ 5,274,015          $   28,240
      -------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. -
Mercury Global Allocation Strategy Portfolio
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------
                                                     Notional     Unrealized
                                                      Amount     Depreciation
--------------------------------------------------------------------------------
Bought credit default protection on
United Mexican States and pay 1.12%

Broker, Credit Suisse First Boston
Expires May 2010                                      $140,000     $(2,850)
--------------------------------------------------------------------------------

Forward foreign exchange contracts as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------
                                                                   Unrealized
Foreign                          Settlement                      Appreciation
Currency Sold                       Date                        (Depreciation)
--------------------------------------------------------------------------------
GBP    1,032,000                October 2005                       $ 5,544
GBP      575,000                November 2005                         (915)
GBP      500,000                December 2005                       18,350
GBP      600,000                January 2006                        31,336
JPY  150,000,000                November 2005                          957
--------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts - Net
(USD Commitment - $6,171,426)                                      $55,272
                                                                   =======

Currency Abbreviations
   BRL     Brazilian Real                           MYR     Malaysian Ringgit
   CAD     Canadian Dollar                          NZD     New Zealand Dollar
   DKK     Danish Krone                             PLN     Polish Zloty
   EUR     Euro                                     SEK     Swedish Krona
   GBP     British Pound                            TRY     Turkish Lira
   ISK     Icelandic Crona                          USD     U.S. Dollar
   JPY     Japanese Yen

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
Industry                             Amount        Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.3%         $  500,000      DRS Technologies, Inc., 6.875% due 11/01/2013                        $   482,500
                                      250,000      K&F Acquisition, Inc., 7.75% due 11/15/2014                              252,500
                                                   L-3 Communications Corp. (e):
                                      250,000          6.375% due 10/15/2015                                                251,875
                                      250,000          3% due 8/01/2035 (h)                                                 255,625
                                      250,000      Standard Aero Holdings, Inc., 8.25% due 9/01/2014                        241,875
                                      500,000      Transdigm, Inc., 8.375% due 7/15/2011                                    523,750
                                      350,000      Vought Aircraft Industries, Inc., 8% due 7/15/2011                       332,500
                                                                                                                        -----------
                                                                                                                          2,340,625
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.3%                       750,000      American Airlines, Inc. Class C, 7.80% due 4/01/2008                     718,048
                                    1,002,535      Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                                   due 12/15/2012                                                           897,928
                                                                                                                        -----------
                                                                                                                          1,615,976
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.1%                     250,000      Advanced Accessory Systems LLC, 10.75% due 6/15/2011                     214,375
                                      250,000      Asbury Automotive Group, Inc., 8% due 3/15/2014                          237,500
                                      700,000      Autocam Corp., 10.875% due 6/15/2014                                     469,000
                                      250,000      Exide Technologies, 10.50% due 3/15/2013 (e)                             198,750
                                      750,000      General Motors Acceptance Corp., 6.75% due 12/01/2014                    652,383
                                                   Metaldyne Corp.:
                                      267,000          11% due 6/15/2012                                                    181,560
                                      325,000          10% due 11/01/2013 (e)                                               282,750
                                                                                                                        -----------
                                                                                                                          2,236,318
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 2.2%                   250,000      Emmis Communications Corp. 9.745% due 6/15/2012 (a)                      251,875
                                      250,000      Entercom Radio LLC, 7.625% due 3/01/2014                                 258,125
                                      250,000      LIN Television Corporation, 6.50% due 5/15/2013                          236,875
                                      500,000      Nextmedia Operating, Inc., 10.75% due 7/01/2011                          535,625
                                      250,000      Radio One, Inc., 6.375% due 2/15/2013 (e)                                246,250
                                                                                                                        -----------
                                                                                                                          1,528,750
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.4%          250,000      New Skies Satellites NV, 9.125% due 11/01/2012                           258,750
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.9%                   500,000      Charter Communications Holdings II LLC, 10.25% due 9/15/2010             512,500
                                                   Intelsat Bermuda Ltd. (e):
                                      500,000          8.695% due 1/15/2012 (a)                                             508,750
                                      350,000          8.25% due 1/15/2013                                                  352,188
                                                                                                                        -----------
                                                                                                                          1,373,438
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%                      265,000      BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                 294,812
                                      900,000      Huntsman International, LLC, 9.875% due 3/01/2009                        950,625
                                      250,000      Innophos, Inc., 8.875% due 8/15/2014 (e)                                 255,625
                                      250,000      Invista B.V., 9.25% due 5/01/2012 (e)                                    271,875
                                      250,000      Nalco Co., 7.75% due 11/15/2011                                          255,625
                                      500,000      Omnova Solutions, Inc., 11.25% due 6/01/2010                             535,000
                                                                                                                        -----------
                                                                                                                          2,563,562
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.3%            250,000      Simmons Co., 7.875% due 1/15/2014                                        230,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-                       250,000      American Achievement Corp., 8.25% due 4/01/2012                          252,500
Durables - 4.1%                       500,000      Chattem, Inc., 7% due 3/01/2014                                          507,500
                                      250,000      Church & Dwight Co., Inc., 6% due 12/15/2012                             243,750
                                      250,000      Elizabeth Arden, Inc., 7.75% due 1/15/2014                               254,375
                                      250,000      Hines Nurseries, Inc., 10.25% due 10/01/2011                             253,750
                                      250,000      North Atlantic Trading Co., 9.25% due 3/01/2012                          187,500
                                      500,000      Playtex Products, Inc., 8% due 3/01/2011                                 523,750
                                      250,000      Quiksilver, Inc., 6.875% due 4/15/2015 (e)                               240,000
                                      500,000      Solo Cup Co., 8.50% due 2/15/2014                                        442,500
                                                                                                                        -----------
                                                                                                                          2,905,625
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
Industry                             Amount        Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 5.7%           $  250,000      CanWest Media, Inc., 8% due 9/15/2012                                $   265,313
                                                   Dex Media East LLC:
                                      250,000          9.875% due 11/15/2009                                                271,875
                                      284,000          12.125% due 11/15/2012                                               332,280
                                                   Dex Media West LLC:
                                      725,000          8.50% due 8/15/2010                                                  766,687
                                      244,000          9.875% due 8/15/2013                                                 269,315
                                      250,000      Houghton Mifflin Co., 8.25% due 2/01/2011                                258,125
                                      500,000      Liberty Media Corp., 0.75% due 3/30/2023 (h)                             555,000
                                      250,000      Nebraska Book Co., Inc., 8.625% due 3/15/2012                            235,000
                                      250,000      Universal City Florida Holding Co. I, 8.375% due 5/01/2010               259,375
                                      500,000      WDAC Subsidiary Corp., 8.375% due 12/01/2014 (e)                         483,750
                                      321,000      Yell Finance BV, 10.75% due 8/01/2011                                    351,495
                                                                                                                        -----------
                                                                                                                          4,048,215
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                250,000      Encore Acquisition Co., 6.25% due 4/15/2014                              248,750
Production - 1.8%                     500,000      Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012        540,000
                                      250,000      Range Resources Corp., 6.375% due 3/15/2015                              251,875
                                      250,000      Stone Energy Corp., 6.75% due 12/15/2014                                 245,625
                                                                                                                        -----------
                                                                                                                          1,286,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.4%                 250,000      Aventine Renewable Energy Holdings, Inc., 9.87%
                                                   due 12/15/2011 (a)(e)                                                    260,000
                                      219,000      Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (e)                      227,212
                                      500,000      North American Energy Partners, Inc., 8.75% due 12/01/2011               475,000
                                      500,000      Pacific Energy Partners, LP, 7.125% due 6/15/2014                        518,750
                                      500,000      SESI LLC, 8.875% due 5/15/2011                                           527,500
                                      500,000      Star Gas Partners LP, 10.25% due 2/15/2013                               407,500
                                      750,000      Suburban Propane Partners, LP, 6.875% due 12/15/2013                     682,500
                                                                                                                        -----------
                                                                                                                          3,098,462
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%                      327,000      Refco Finance Holdings LLC, 9% due 8/01/2012                             355,613
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.3%                    250,000      Duane Reade, Inc., 8.37% due 12/15/2010 (a)                              238,750
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.0%                 250,000      American Seafoods Group LLC, 10.125% due 4/15/2010                       267,500
                                       40,459      Archibald Candy Corp., 10% due 11/01/2007 (c)                              7,064
                                      200,000      Commonwealth Brands, Inc., 9.75% due 4/15/2008 (e)                       210,000
                                      250,000      Del Monte Corp., 6.75% due 2/15/2015 (e)                                 251,250
                                      500,000      Doane Pet Care Co., 10.75% due 3/01/2010                                 545,000
                                       89,000      Dole Food Co., Inc., 8.875% due 3/15/2011                                 92,337
                                      250,000      Merisant Co., 10.75% due 7/15/2013 (e)                                   170,000
                                      500,000      Smithfield Foods, Inc. Series B, 8% due 10/15/2009                       528,750
                                      550,000      Tabletop Holdings Inc., 12.25%* due 5/15/2014 (e)                         82,500
                                                                                                                        -----------
                                                                                                                          2,154,401
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 4.0%                         250,000      Boyd Gaming Corp., 7.75% due 12/15/2012                                  262,812
                                      250,000      Choctaw Resort Development Enterprise, 7.25% due 11/15/2019 (e)          250,937
                                      300,000      Herbst Gaming, Inc., 7% due 11/15/2014                                   299,625
                                      250,000      Majestic Star Casino LLC, 9.50% due 10/15/2010                           247,500
                                      500,000      Mohegan Tribal Gaming Authority, 6.125% due 2/15/2013                    497,500
                                      250,000      Penn National Gaming, Inc., 6.75% due 3/01/2015                          245,000
                                      500,000      Pinnacle Entertainment, Inc., 8.75% due 10/01/2013                       515,000
                                      500,000      Wynn Las Vegas LLC, 6.625% due 12/01/2014                                478,125
                                                                                                                        -----------
                                                                                                                          2,796,499
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
Industry                             Amount        Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 3.5%                 $  400,000      Alpharma, Inc., 3% due 6/01/2006 (h)                                 $   514,000
                                      250,000      Concentra Operating Corp., 9.125% due 6/01/2012                          260,000
                                      500,000      DaVita, Inc., 7.25% due 3/15/2015                                        506,875
                                      250,000      Elan Finance Plc, 7.75% due 11/15/2011 (e)                               220,000
                                      250,000      Mylan Laboratories, Inc., 6.375% due 8/15/2015 (e)                       250,313
                                      250,000      Select Medical Corp., 7.625% due 2/01/2015                               239,375
                                      250,000      VWR International, Inc., 6.875% due 4/15/2012                            246,875
                                      250,000      Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                    266,250
                                                                                                                        -----------
                                                                                                                          2,503,688
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 4.1%                        500,000      Builders Firstsource, Inc., 8.04% due 2/15/2012 (a)(e)                   505,000
                                      100,000      Building Materials Corp. of America, 8% due 12/01/2008                   101,500
                                      250,000      Compression Polymers Corp., 10.50% due 7/01/2013 (e)                     231,875
                                      500,000      Forest City Enterprises, Inc., 7.625% due 6/01/2015                      530,000
                                                   Goodman Global Holding Co., Inc. (e):
                                      350,000          6.41% due 6/15/2012 (a)                                              342,125
                                      250,000          7.875% due 12/15/2012                                                226,250
                                      250,000      MAAX Corp., 9.75% due 6/15/2012                                          217,500
                                      250,000      Standard-Pacific Corp., 6.50% due 8/15/2010                              241,875
                                      250,000      Texas Industries, Inc., 7.25% due 7/15/2013 (e)                          260,000
                                      250,000      US Concrete, Inc., 8.375% due 4/01/2014                                  251,250
                                                                                                                        -----------
                                                                                                                          2,907,375
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.4%         500,000      Advanced Micro Devices, Inc., 7.75% due 11/01/2012                       512,500
                                                   MagnaChip Semiconductor SA:
                                      500,000          7.12% due 12/15/2011 (a)                                             495,000
                                      250,000          8% due 12/15/2014                                                    230,000
                                                   Sungard Data Systems, Inc. (e):
                                      275,000          8.525% due 8/15/2013 (a)                                             284,625
                                      425,000          9.125% due 8/15/2013                                                 440,406
                                      250,000      Telcordia Technologies Inc., 10% due 3/15/2013 (e)                       236,250
                                      300,000      Unisys Corp., 8% due 10/15/2012                                          294,750
                                      625,000      Viasystems, Inc., 10.50% due 1/15/2011                                   614,063
                                                                                                                        -----------
                                                                                                                          3,107,594
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 3.2%                        492,000      Felcor Lodging LP, 9% due 6/01/2011                                      535,050
                                    1,000,000      Host Marriott LP, 7.125% due 11/01/2013                                1,021,250
                                      750,000      True Temper Sports, Inc., 8.375% due 9/15/2011                           697,500
                                                                                                                        -----------
                                                                                                                          2,253,800
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 10.3%                 250,000      Altra Industrial Motion, Inc., 9% due 12/01/2011 (e)                     245,000
                                      250,000      CPI Holdco, Inc., 9.672% due 2/01/2015 (a)                               246,245
                                      250,000      Caue Finance Ltd., 8.875% due 8/01/2015 (e)                              261,250
                                      250,000      Chart Industries, Inc., 9.125% due 10/15/2015 (e)                        250,000
                                      400,000      Douglas Dynamics LLC, 7.75% due 1/15/2012 (e)                            400,000
                                      250,000      ERICO International Corp., 8.875% due 3/01/2012                          260,000
                                      775,000      EaglePicher Inc., 9.75% due 9/01/2013 (c)                                573,500
                                      325,000      FastenTech, Inc., 11.50% due 5/01/2011                                   336,781
                                      250,000      Invensys Plc, 9.875% due 3/15/2011 (e)                                   248,438
                                      250,000      Itron, Inc., 7.75% due 5/15/2012                                         258,750
                                      500,000      JLG Industries, Inc., 8.25% due 5/01/2008                                527,500
                                      274,000      Medis Technologies Ltd., 6% due 7/15/2010 (e)(h)                         293,180
                                      350,000      Mueller Group, Inc., 10% due 5/01/2012                                   371,000
                                      500,000      Propex Fabrics, Inc., 10% due 12/01/2012                                 461,250
                                      500,000      Sensus Metering Systems, Inc., 8.625% due 12/15/2013                     460,000
                                      500,000      Superior Essex Communications LLC, 9% due 4/15/2012                      505,000

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
Industry                             Amount        Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   $  650,000      Trimas Corp., 9.875% due 6/15/2012                                   $   533,000
                                      825,000      Trinity Industries, Inc., 6.50% due 3/15/2014                            812,625
                                      250,000      Valmont Industries, Inc., 6.875% due 5/01/2014                           255,000
                                                                                                                        -----------
                                                                                                                          7,298,519
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.0%                  400,000      Foundation PA Coal Co., 7.25% due 8/01/2014                              417,000
                                      250,000      Southern Peru Copper Corp., 6.375% due 7/27/2015 (e)                     252,055
                                                                                                                        -----------
                                                                                                                            669,055
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 5.9%                                   Crown European Holdings SA:
                                      250,000          9.50% due 3/01/2011                                                  273,750
                                      250,000          10.875% due 3/01/2013                                                290,000
                                      250,000      Graham Packing Co., Inc., 8.50% due 10/15/2012                           248,750
                                      500,000      Owens-Brockway, 8.25% due 5/15/2013                                      520,000
                                      525,000      Plastipak Holdings, Inc., 10.75% due 9/01/2011                           572,250
                                      850,983      Pliant Corp., 11.625% due 6/15/2009 (d)(e)                               872,856
                                                   Tekni-Plex, Inc.:
                                      500,000          12.75% due 6/15/2010                                                 277,500
                                      750,000          8.75% due 11/15/2013 (e)                                             641,250
                                      250,000      US Can Corp., 10.875% due 7/15/2010                                      262,500
                                      250,000      Wise Metals Group LLC, 10.25% due 5/15/2012                              197,500
                                                                                                                        -----------
                                                                                                                          4,156,356
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 2.7%                          250,000      Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                          235,000
                                                   Boise Cascade LLC:
                                      250,000          7.025% due 10/15/2012 (a)                                            249,375
                                      250,000          7.125% due 10/15/2014                                                236,875
                                      200,000      Bowater, Inc., 6.50% due 6/15/2013                                       186,500
                                      525,000      Domtar, Inc., 7.125% due 8/15/2015                                       481,358
                                      500,000      Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                   502,500
                                                                                                                        -----------
                                                                                                                          1,891,608
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                         250,000      Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)                         250,625
-----------------------------------------------------------------------------------------------------------------------------------
Service - 7.0%                        250,000      ALH Finance LLC, 8.50% due 1/15/2013                                     236,250
                                      250,000      Ahern Rentals, Inc., 9.25% due 8/15/2013 (e)                             255,625
                                      500,000      Allied Waste North America, 7.25% due 3/15/2015 (e)                      492,500
                                      250,000      Allied Waste North America, Inc. Series B, 7.375% due 4/15/2014          235,000
                                      250,000      Buhrmann US, Inc., 8.25% due 7/01/2014                                   255,625
                                      250,000      Cardtronics, Inc., 9.25% due 8/15/2013 (e)                               255,625
                                      250,000      Carriage Services, Inc., 7.875% due 1/15/2015                            258,750
                                      250,000      Corrections Corp. of America, 7.50% due 5/01/2011                        257,812
                                      250,000      FTI Consulting, Inc., 7.625% due 6/15/2013 (e)                           255,000
                                      500,000      The Geo Group, Inc., 8.25% due 7/15/2013                                 497,500
                                      250,000      HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (e)             232,813
                                      250,000      MSW Energy Holdings II LLC, 7.375% due 9/01/2010                         259,375
                                      250,000      Mac-Gray Corp., 7.625% due 8/15/2015 (e)                                 255,000
                                                   United Rentals North America, Inc.:
                                      250,000          6.50% due 2/15/2012                                                  241,250
                                    1,000,000          7% due 2/15/2014                                                     927,500
                                                                                                                        -----------
                                                                                                                          4,915,625
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                          250,000      Ucar Finance, Inc., 10.25% due 2/15/2012                                 268,125
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.7%             500,000      Cincinnati Bell, Inc., 7% due 2/15/2015                                  482,500
                                      154,000      Inmarsat Finance Plc, 7.625% due 6/30/2012                               158,620
                                      500,000      Qwest Communications International, Inc., 7.50% due 2/15/2014            475,000
                                      250,000      Qwest Corp., 7.12% due 6/15/2013 (a)(e)                                  260,000
                                      500,000      Tele Norte Leste Participacoes SA Series B, 8% due 12/18/2013            527,500
                                                                                                                        -----------
                                                                                                                          1,903,620
-----------------------------------------------------------------------------------------------------------------------------------

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
Industry                             Amount        Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%              $  250,000      OMI Corp., 7.625% due 12/01/2013                                     $   258,750
                                      500,000      Overseas Shipholding Group, 8.25% due 3/15/2013                          537,500
                                      250,000      Progress Rail Services Corp., 7.75% due 4/01/2012 (e)                    254,688
                                                                                                                        -----------
                                                                                                                          1,050,938
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 5.5%                        206,000      The AES Corp., 8.875% due 2/15/2011                                      223,510
                                      500,000      Calpine Corp., 8.75% due 7/15/2013 (e)                                   353,750
                                      845,000      ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011           886,239
                                      243,475      FPL Energy National Wind, 6.125% due 3/25/2019 (e)                       240,307
                                      206,000      NRG Energy, Inc., 8% due 12/15/2013                                      219,390
                                      337,000      Nevada Power Co., 9% due 8/15/2013                                       374,281
                                      250,000      NorthWestern Corp., 5.875% due 11/01/2014                                252,559
                                      300,000      Reliant Energy, Inc., 6.75% due 12/15/2014                               294,750
                                      500,000      SEMCO Energy, Inc., 7.75% due 5/15/2013                                  523,940
                                      250,000      Southern Natural Gas Co., 8.875% due 3/15/2010                           270,227
                                      250,000      Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                        253,128
                                                                                                                        -----------
                                                                                                                          3,892,081
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -             425,000      American Towers, Inc., 7.25% due 12/01/2011                              451,563
1.8%                                  250,000      Digicel Ltd., 9.25% due 9/01/2012 (e)                                    258,750
                                      250,000      Rogers Wireless Communications, Inc., 6.995% due 12/15/2010 (a)          260,625
                                      295,000      SBA Telecommunications, Inc., 9.75%* due 12/15/2011                      267,713
                                                                                                                        -----------
                                                                                                                          1,238,651
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Corporate Bonds (Cost - $68,040,229) - 95.3%                    67,338,894
-----------------------------------------------------------------------------------------------------------------------------------
                                  Shares Held      Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                             1      US Airways Group, Inc. Class A (b)                                             0
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $8) - 0.0%                                         0
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%                     6,000      Emmis Communications Corp. Class A, 6.25% (h)                            259,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.0%                   8      PTV, Inc. Series A, 10%                                                       14
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost - $251,434) - 0.4%                          259,514
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Warrants (g)
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.0%                            772      Maxim Crane Works Holdings, Inc. Series B-1 (expires 1/20/2010)              386
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Warrants (Cost - $386) - 0.0%                                          386
-----------------------------------------------------------------------------------------------------------------------------------
                                   Beneficial
                                    Interest       Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    $  708,795      US Airways Group, Inc. Certificate of Beneficial Interest                297,694
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Other Interests (Cost - $191,375) - 0.4%                           297,694
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                    1,920,864      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (i)            1,920,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost - $1,920,864) - 2.7%                 1,920,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $70,404,296**) - 98.8%                      69,817,352
                                                   Other Assets Less Liabilities - 1.2%                                     844,205
                                                                                                                        -----------
                                                   Net Assets - 100.0%                                                  $70,661,557
                                                                                                                        ===========

 * Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                     $70,447,761
                                         ===========
      Gross unrealized appreciation      $ 1,812,597
      Gross unrealized depreciation       (2,443,006)
                                         -----------
      Net unrealized depreciation        $  (630,409)
                                         ===========

(a)   Floating rate note.

(b)   Non-income producing security.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

FAM Series Fund, Inc. - Mercury High Yield Portfolio
Schedule of Investments as of September 30, 2005
--------------------------------------------------------------------------------

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(g) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)   Convertible security.

(i) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------
                                                  Net          Interest
      Affiliate                                Activity         Income
      -----------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                   $(861,161)      $65,831
      -----------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


FAM Series Fund, Inc.
Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
                                    Amount       U.S. Government & Agency Obligations                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                    Fannie Mae Trust (a):
Obligations+ - 38.8%           $   509,841     Series 2002-W11 Class AV1, 3.484% due 11/25/2032                         $   509,867
                                 1,834,313     Series 2003-27 Class FP, 3.614% due 6/25/2028                              1,839,836
                                 2,701,723     Series 2003-33 Class LF, 3.664% due 7/25/2017                              2,711,771
                                 2,428,405     Series 2003-34 Class FS, 3.714% due 1/25/2032                              2,435,713
                                 2,274,061     Series 2003-41 Class YF, 3.614% due 6/25/2028                              2,277,371
                                           Freddie Mac Multiclass Certificates (a):
                                 4,502,328     Series 2564 Class OF, 3.52% due 2/15/2026                                  4,506,646
                                 4,303,400     Series 2594 Class DF, 3.52% due 12/15/2027                                 4,309,739
                                 4,045,091     Series 2614 Class EF, 3.62% due 12/15/2017                                 4,064,166
                                           Ginnie Mae Trust:
                                 4,520,000     Series 2002-83 Class B, 4.695% due 12/16/2024                              4,476,713
                                28,744,057     Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)                         1,541,636
                                24,295,932     Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)                           413,135
                                 3,054,415     Series 2003-17 Class C, 4.825% due 7/16/2031                               3,004,869
                                39,196,798     Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)                           2,218,880
                                 2,664,553     Series 2003-49 Class C, 4.485% due 10/16/2033                              2,540,206
                                 6,750,000     Series 2003-108 Class C, 4.919% due 2/16/2034                              6,724,050
                                21,130,804     Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)                        1,098,863
                                15,276,467     Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)                             855,015
                                23,826,455     Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)                          1,218,314
                                 1,851,064     Series 2004-43 Class Z, 4.50% due 6/16/2044                                1,601,749
                                 1,880,050     Series 2004-45 Class Z, 5.74% due 6/16/2045                                2,091,801
                                34,551,675     Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)                           1,834,208
                                 3,422,899     Series 2004-77 Class AB, 4.368% due 11/16/2030                             3,341,897
                                86,753,987     Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)                          4,649,472
                                 2,000,000     Series 2005-9 Class C, 4.917% due 2/16/2032                                1,974,126
                                 1,787,546     Series 2005-12 Class A, 4.044% due 5/16/2021                               1,755,339
                                 1,493,467     Series 2005-50 Class A, 4.015% due 11/16/2010                              1,462,541
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Collateralized Mortgage Obligations (Cost - $64,363,520)                65,457,923
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Sovereign            2,000,000 Federal Home Loan Bank System, 3.875% due 1/15/2010                            1,956,756
Agency Obligations - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Freddie Mac Sovereign Agency Obligations (Cost - $1,984,392)             1,956,756
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed                             Fannie Mae Guaranteed Pass-Through Certificates:
Securities+ - 29.3%                436,685     6% due 4/01/2017                                                             449,263
                                   515,807     5.50% due 12/01/2017                                                         523,574
                                   464,870     4.50% due 9/01/2018                                                          456,022
                                 3,158,033     5% due 6/01/2018 - 5/01/2019                                               3,151,719
                                   605,237     7.50% due 6/01/2030 - 4/01/2031                                              640,617
                                 1,406,270     7% due 3/01/2029 - 2/01/2032                                               1,472,385
                                   359,586     8% due 4/01/2030 - 10/01/2032                                                384,461
                                 2,393,009     6.50% due 1/01/2032 - 11/01/2032                                           2,465,782
                                 3,988,873     4.50% due 8/01/2035                                                        3,803,390
                                 2,991,201     5% due 8/01/2035                                                           2,928,760



FAM Series Fund, Inc.
Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                      Face
                                    Amount       U.S. Government & Agency Obligations                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Freddie Mac Mortgage Participation Certificates:
                               $   493,017     6.50% due 3/01/2016                                                      $   509,206
                                   945,237     6% due 4/01/2017                                                             971,539
                                   827,160     5.50% due 6/01/2017                                                          839,579
                                 1,601,973     5% due 9/01/2019                                                           1,598,346
                                   117,338     8% due 3/01/2030 - 6/01/2031                                                 125,176
                                   171,470     7% due 4/01/2032                                                             179,184
                                 4,975,842     6% due 3/01/2034 - 8/01/2034                                               5,063,265
                                 3,742,475     5.50% due 3/01/2035 - 10/15/2035                                           3,743,347
                                           Ginnie Mae MBS Certificates:
                                 3,124,740     5.47% due 12/15/2005                                                       3,225,429
                                 1,377,102     4.55% due 11/15/2006                                                       1,326,276
                                    14,796     6% due 2/15/2033                                                              15,158
                                 2,568,596     5.525% due 12/15/2035                                                      2,662,178
                                 4,960,000     5.25% due 9/30/2045 - 12/15/2045                                           5,036,791
                                 7,808,400     5.13% due 4/01/2044 - 3/15/2046                                            7,817,396
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Mortgage-Backed Securities (Cost - $49,801,168)                         49,388,843
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds &                      U.S. Treasury Bonds & Notes:
Notes - 10.9%                    3,000,000     3.875% due 7/31/2007                                                       2,984,064
                                 5,000,000     2.625% due 5/15/2008                                                       4,808,205
                                 1,100,000     8.125% due 8/15/2019                                                       1,501,800
                                 4,820,000     7.25% due 8/15/2022                                                        6,297,629
                                 2,310,000     6.25% due 8/15/2023                                                        2,762,164
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total U.S. Treasury Bonds & Notes (Cost - $17,688,598)                        18,353,862
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation          2,087,887 U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                     2,299,530
Indexed Bonds - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total U.S. Treasury Inflation Indexed Bonds (Cost - $2,149,675)                2,299,530
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total U.S. Government & Agency Obligations (Cost - $135,987,353) - 81.6%     137,456,914
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            Non-U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage          5,178,267 ACE Securities Corp. Series 2005-RM1 Class A2A, 4.168% due 3/25/2035 (a)       5,179,200
Obligations+ - 14.3%             4,869,730 CS First Boston Mortgage Securities Corp. Series 2005-TFLA Class A1,
                                           4.11% due 2/15/2020 (a)(c)                                                     4,869,720
                                 3,213,481 Countrywide Home Loan Mortgage Pass Through Trust Series 2003-10 Class A6,
                                           4.388% due 5/25/2033 (a)                                                       3,216,927
                                 1,154,026 GS Mortgage Securities Corp. II Series 2003-FL6A Class A1,
                                           4.12% due 11/15/2015 (a)                                                       1,153,950
                                 5,946,592 Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                           4.388% due 8/25/2035 (a)                                                       5,941,017
                                 3,286,550 Residential Asset Securitization Trust Series 2003-A8 Class A2,
                                           4.388% due 10/25/2018 (a)                                                      3,268,732
                                   526,443 Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033                522,415
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Non-U.S. Government & Agency Obligations
                                           (Cost - $24,149,673) - 14.3%                                                  24,151,961
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase                      12,000,000 Credit Suisse LLC, purchased on 9/30/2005 to yield 3.85% to 10/03/2005,
Agreements - 7.1%                          repurchase price $12,001,152, collateralized by Federal Home Loan Bank,
                                           3.505% due 5/01/2033                                                          12,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost - $12,000,000) - 7.1%                       12,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $172,137,026) - 103.0%                             173,608,875
-----------------------------------------------------------------------------------------------------------------------------------



FAM Series Fund, Inc.
Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                           Number of
Options                    Contracts                     Issue                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                   11++    Consumer Price Index (CPI) Linked Floor, expiring April 2009 at 1%, Broker
Written - (0.0%)                       Morgan Stanley Capital Services, Inc.                                           $    (16,800)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Options Written (Premiums Received - $16,800) - (0.0%)                         (16,800)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments, Net of Options Written (Cost - $172,120,226*) - 103.0%        173,592,075
                                       Liabilities in Excess of Other Assets - (3.0%)                                    (5,085,958)
                                                                                                                       ------------
                                       Net Assets - 100.0%                                                             $168,506,117
                                                                                                                       ============


          * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 172,182,259
                                                                  =============
            Gross unrealized appreciation                         $   2,703,795
            Gross unrealized depreciation                            (1,293,979)
                                                                  -------------
            Net unrealized appreciation                           $   1,409,816
                                                                  =============

          + Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

         ++ One contract represents a notional amount of $1,000,000.

        (a) Floating rate note.

        (b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

        (c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

            Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
            ---------------------------------------------------------------------------------------------------------------
            Affiliate                                                                   Net Activity       Interest Income
            ---------------------------------------------------------------------------------------------------------------
            Merrill Lynch Liquidity Series, LLC
            Money Market Series                                                              --                $ 1,718
            ---------------------------------------------------------------------------------------------------------------

            Swaps outstanding as of September 30, 2005 were as follows:
            ---------------------------------------------------------------------------------------------------------------
                                                                                          Notional            Unrealized
                                                                                           Amount            Appreciation
            ---------------------------------------------------------------------------------------------------------------
            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus .10%

            Broker, Lehman Brothers Special Finance
            Expires October 2005                                                          $5,000,000           $  --

            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus .12%

            Broker, UBS Warburg
            Expires November 2005                                                         $5,000,000              --



FAM Series Fund, Inc.
Mercury Intermediate Government Bond Portfolio
Schedule of Investments as of September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Unrealized
                                                                                          Notional           Appreciation
                                                                                           Amount           (Depreciation)
            --------------------------------------------------------------------------------------------------------------
            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus .05%

            Broker, UBS Warburg
            Expires November 2005                                                        $16,000,000               --

            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus .15%

            Broker, Lehman Brothers Special Finance
            Expires December 2005                                                        $ 9,000,000               --

            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus .13%

            Broker, Lehman Brothers Special Finance
            Expires December 2005                                                        $15,000,000               --

            Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus .01%

            Broker, Lehman Brothers Special Finance
            Expires January 2006                                                         $ 5,000,000               --

            Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR

            Broker, Lehman Brothers Special Finance
            Expires May 2007                                                             $ 1,610,000           $   32,835

            Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
            Protected Securities (TIPS) adjusted principal

            Broker, Morgan Stanley Capital Services, Inc.
            Expires January 2011                                                         $ 2,225,000             (101,425)

            Pay a fixed rate of 4.83% and receive a floating rate based on 3-month LIBOR

            Broker, JPMorgan Chase Bank
            Expires May 2014                                                             $17,200,000             (102,888)
            --------------------------------------------------------------------------------------------------------------
            Total                                                                                              $ (171,478)
                                                                                                               ===========

FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Industry                                                Held        Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%                             48,000       Northrop Grumman Corp.                             $ 2,608,800
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                                    133,000       Ford Motor Co.                                       1,311,380
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.9%                                   63,000       Amgen, Inc. (a)                                      5,019,210
                                                       72,000       Gilead Sciences, Inc. (a)                            3,510,720
                                                       35,000       Invitrogen Corp. (a)                                 2,633,050
                                                                                                                       -----------
                                                                                                                        11,162,980
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.3%                                 33,000       Lehman Brothers Holdings, Inc. (d)                   3,843,840
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                                       27,000       Eastman Chemical Co.                                 1,268,190
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                                27,000       Bank of America Corp.                                1,136,700
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.7%                        22,000       Cisco Systems, Inc. (a)                                394,460
                                                      180,000       Motorola, Inc.                                       3,976,200
                                                       17,000       Scientific-Atlanta, Inc.                               637,670
                                                                                                                       -----------
                                                                                                                         5,008,330
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 6.6%                         72,000       Apple Computer, Inc. (a)                             3,859,920
                                                      141,000       Dell, Inc. (a)                                       4,822,200
                                                      173,000       Hewlett-Packard Co.                                  5,051,600
                                                       78,000       NCR Corp. (a)                                        2,488,980
                                                       85,000       QLogic Corp. (a)                                     2,907,000
                                                                                                                       -----------
                                                                                                                        19,129,700
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.9%                  57,000       Citigroup, Inc.                                      2,594,640
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%                              69,000       Edison International                                 3,262,320
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                            57,000       Rockwell Automation, Inc.                            3,015,300
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.6%              65,000       Avnet, Inc. (a)                                      1,589,250
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                                  129,000       Archer-Daniels-Midland Co. (d)                       3,181,140
                                                       45,000       Tyson Foods, Inc. Class A                              812,250
                                                                                                                       -----------
                                                                                                                         3,993,390
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.1%                        23,000       Whole Foods Market, Inc. (d)                         3,092,350
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.9%                51,000       Becton Dickinson & Co.                               2,673,930
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 11.8%               44,000       Aetna, Inc. New Shares                               3,790,160
                                                       42,000       AmerisourceBergen Corp.                              3,246,600
                                                       72,000       Caremark Rx, Inc. (a)                                3,594,960
                                                       29,000       Cigna Corp.                                          3,417,940
                                                       50,000       Express Scripts, Inc. (a)                            3,110,000
                                                       66,000       HCA, Inc.                                            3,162,720
                                                       66,000       Humana, Inc. (a)                                     3,160,080
                                                       68,000       McKesson Corp.                                       3,226,600
                                                       54,000       Quest Diagnostics                                    2,729,160
                                                       79,000       UnitedHealth Group, Inc.                             4,439,800
                                                                                                                       -----------
                                                                                                                        33,878,020
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.8%                              46,000       Lennar Corp. Class A (d)                             2,748,960
                                                        3,000       NVR, Inc. (a)                                        2,654,850
                                                       38,000       Ryland Group, Inc.                                   2,599,960
                                                                                                                       -----------
                                                                                                                         8,003,770
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                               7,000       Procter & Gamble Co.                                   416,220
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                                     55,000       Computer Sciences Corp. (a)                          2,602,050
                                                       68,000       Fiserv, Inc. (a)                                     3,119,160
                                                                                                                       -----------
                                                                                                                         5,721,210
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.9%                       161,000       General Electric Co.                                 5,420,870
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 9.4%                                       63,000       The Allstate Corp.                                   3,483,270
                                                        7,000       American International Group, Inc.                     433,720
                                                       37,000       Chubb Corp.                                          3,313,350
                                                       11,000       Hartford Financial Services Group, Inc.                848,870
                                                       72,000       Metlife, Inc.                                        3,587,760


FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Industry                                                Held        Common Stocks                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                                       17,000       The Progressive Corp.                              $ 1,781,090
                                                       57,000       Prudential Financial, Inc.                           3,850,920
                                                       54,000       Safeco Corp.                                         2,882,520
                                                       85,000       The St. Paul Travelers Cos., Inc. (d)                3,813,950
                                                      149,000       UnumProvident Corp. (d)                              3,054,500
                                                                                                                       -----------
                                                                                                                        27,049,950
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                                 19,000       Freeport-McMoRan Copper & Gold, Inc. Class B           923,210
                                                       51,000       Nucor Corp.                                          3,008,490
                                                       18,000       Phelps Dodge Corp. (d)                               2,338,740
                                                                                                                       -----------
                                                                                                                         6,270,440
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.1%                                65,000       JC Penney Co., Inc.                                  3,082,300
                                                       87,000       Nordstrom, Inc.                                      2,985,840
                                                                                                                       -----------
                                                                                                                         6,068,140
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 19.9%                    23,000       Amerada Hess Corp.                                   3,162,500
                                                       39,000       Anadarko Petroleum Corp.                             3,734,250
                                                       24,000       Apache Corp.                                         1,805,280
                                                       48,000       Burlington Resources, Inc.                           3,903,360
                                                       21,231       Chevron Corp.                                        1,374,283
                                                       75,000       ConocoPhillips                                       5,243,250
                                                       59,000       Devon Energy Corp.                                   4,049,760
                                                      195,000       Exxon Mobil Corp.                                   12,390,300
                                                       36,000       Kerr-McGee Corp.                                     3,495,960
                                                       54,000       Marathon Oil Corp.                                   3,722,220
                                                       45,000       Occidental Petroleum Corp.                           3,844,350
                                                       43,000       Sunoco, Inc.                                         3,362,600
                                                       34,000       Valero Energy Corp.                                  3,844,040
                                                      135,000       Williams Cos., Inc.                                  3,381,750
                                                                                                                       -----------
                                                                                                                        57,313,903
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.8%                                 34,000       Allergan, Inc.                                       3,115,080
                                                      112,000       Johnson & Johnson (d)                                7,087,360
                                                      264,000       Pfizer, Inc.                                         6,592,080
                                                                                                                       -----------
                                                                                                                        16,794,520
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                        260,000       Intel Corp.                                          6,409,000
Equipment - 5.8%                                       90,000       Lam Research Corp. (a)                               2,742,300
                                                       91,000       Nvidia Corp. (a)                                     3,119,480
                                                      128,000       Texas Instruments, Inc.                              4,339,200
                                                                                                                       -----------
                                                                                                                        16,609,980
----------------------------------------------------------------------------------------------------------------------------------
Software - 7.7%                                        72,000       Autodesk, Inc.                                       3,343,680
                                                      329,000       BEA Systems, Inc. (a)                                2,954,420
                                                       14,000       Computer Associates International, Inc.                389,340
                                                       66,000       Intuit, Inc. (a)                                     2,957,460
                                                       97,000       McAfee, Inc. (a)(d)                                  3,047,740
                                                       80,000       Mercury Interactive Corp. (a)                        3,168,000
                                                      109,000       Microsoft Corp.                                      2,804,570
                                                      290,000       Oracle Corp. (a)                                     3,593,100
                                                                                                                       -----------
                                                                                                                        22,258,310
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.6%                                47,000       Abercrombie & Fitch Co. Class A                      2,342,950
                                                      101,000       American Eagle Outfitters                            2,376,530
                                                       31,000       AutoZone, Inc. (a)                                   2,580,750
                                                       71,000       Best Buy Co., Inc.                                   3,090,630
                                                       66,000       Chico's FAS, Inc. (a)(d)                             2,428,800
                                                      151,000       Staples, Inc.                                        3,219,320
                                                                                                                       -----------
                                                                                                                        16,038,980
----------------------------------------------------------------------------------------------------------------------------------


FAM Series Fund, Inc. - Mercury Large Cap Core Strategy Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Industry                                                Held        Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                          8,000       Altria Group, Inc.                                 $    589,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks                                 288,125,093
                                                                    (Cost - $242,038,302) - 100.0%

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Beneficial
                                                     Interest       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $22,541,000       Merrill Lynch Liquidity Series, LLC
                                                                    Money Market Series (b)(c)                           22,541,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $22,541,000) - 7.8%                          22,541,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments (Cost - $264,579,302*) - 107.8%   310,666,093
                                                                    Liabilities in Excess of Other Assets - (7.8%)      (22,663,527)
                                                                                                                       ------------
                                                                    Net Assets - 100.0%                                $288,002,566
                                                                                                                       ============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

           Aggregate cost                                       $  266,525,470
                                                                ==============
           Gross unrealized appreciation                        $   54,343,465
           Gross unrealized depreciation                           (10,202,842)
                                                                --------------
           Net unrealized appreciation                          $   44,140,623
                                                                ==============
      (a) Non-income producing security.

      (b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

         ----------------------------------------------------------------------------------------------------------
                                                                                           Net             Interest
         Affiliate                                                                      Activity            Income
         ----------------------------------------------------------------------------------------------------------
         Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                                --         $  2,364
         Merrill Lynch Liquidity Series, LLC Money Market Series                      $ 11,568,800         $ 11,017
         ----------------------------------------------------------------------------------------------------------

      (c) Security was purchased with the cash proceeds from securities loans.

      (d) Security, or a portion of security, is on loan.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Face                                                     Interest     Maturity
                                    Amount                         Issue                        Rate*        Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 2.2%               $  4,000,000   Bank of America, NA (b)                          3.81 %     8/10/2006   $  4,000,000
                                   3,000,000   LaSalle National Bank                            4.10       7/26/2006      2,990,115
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Bank Notes (Cost - $7,000,000)                                       6,990,115
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 0.3%     1,000,000   First Tennessee Bank NA                          3.70      10/14/2005      1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit
                                               (Cost - $1,000,000)                                                        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -          1,500,000   BNP Paribas, London                              4.395     10/04/2006      1,500,000
Euro - 2.2%                        3,000,000   Calyon                                           3.86       7/05/2006      2,988,669
                                   2,500,000   Calyon                                           4.365     10/03/2006      2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit - Euro
                                               (Cost - $7,000,000)                                                        6,988,669
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -          2,500,000   Banco Bilbao Vizcaya Argentaria SA, NY           3.00      12/21/2005      2,493,650
Yankee - 3.6%                      7,000,000   Canadian Imperial Bank of Commerce,
                                               NY (b)                                           3.828      9/15/2006      7,000,000
                                   2,000,000   Toronto-Dominion Bank, NY                        3.815      6/20/2006      1,992,296
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Certificates of Deposit - Yankee
                                               (Cost - $11,499,893)                                                      11,485,946
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 60.8%             338,000   Amstel Funding Corp.                             3.78      10/17/2005        337,503
                                  13,961,000   Amsterdam Funding Corp.                          3.63      10/06/2005     13,956,780
                                   8,724,000   CC (USA) Inc. (Centauri)                         3.67      10/17/2005      8,711,455
                                   5,000,000   CC (USA) Inc. (Centauri)                         3.39      12/01/2005      4,966,560
                                   1,000,000   Chariot Funding LLC                              3.65      10/12/2005        999,087
                                   2,216,000   Clipper Receivables Corp.                        3.76      10/17/2005      2,212,760
                                   7,000,000   Compass Securitization LLC                       3.67      10/11/2005      6,994,167
                                   8,000,000   Compass Securitization LLC                       3.77      10/24/2005      7,982,407
                                   2,212,000   DNB NOR Bank ASA                                 3.88      10/03/2005      2,212,000
                                   4,342,000   DNB NOR Bank ASA                                 3.40      12/06/2005      4,310,499
                                   2,200,000   Fortis Funding LLC                               3.47      12/22/2005      2,179,984
                                   5,381,000   Goldman Sachs Group, Inc.                        3.29      11/01/2005      5,365,005
                                  10,000,000   Grampian Funding Ltd.                            3.47      10/07/2005      9,996,015
                                     340,000   HBOS Treasury Services Plc                       3.80      11/14/2005        338,493
                                   5,243,000   Jupiter Securitization Corp.                     3.62      10/04/2005      5,242,470
                                   1,418,000   Jupiter Securitization Corp.                     3.69      10/07/2005      1,417,419
                                   4,000,000   Jupiter Securitization Corp.                     3.67      10/18/2005      3,993,883
                                   3,267,000   Jupiter Securitization Corp.                     3.49      12/12/2005      3,241,057
                                   5,280,000   Kitty Hawk Funding Corp.                         3.63      10/05/2005      5,278,935
                                   1,550,000   Morgan Stanley (b)                               4.018      2/21/2006      1,550,000
                                   1,500,000   Morgan Stanley (b)                               4.018      3/03/2006      1,500,000
                                  10,000,000   New Center Asset Trust                           3.68      11/01/2005      9,970,355
                                   4,000,000   New Center Asset Trust                           3.71      11/07/2005      3,985,572
                                   5,066,000   Newport Funding Corp.                            3.76      10/20/2005      5,057,005
                                     547,000   Park Avenue Receivables Corp.                    3.73      10/06/2005        546,830
                                   7,367,000   Park Avenue Receivables Corp.                    3.76      10/24/2005      7,350,799
                                   5,000,000   Sheffield Receivables Corp.                      3.64      10/07/2005      4,997,978
                                   9,000,000   Sheffield Receivables Corp.                      3.68      10/11/2005      8,992,600
                                   1,731,000   Sheffield Receivables Corp.                      3.75      10/12/2005      1,729,377
                                   3,524,000   Sigma Finance, Inc.                              3.39      12/01/2005      3,500,431
                                   5,000,000   Sigma Finance, Inc.                              3.41      12/05/2005      4,964,295
                                   1,263,000   Thunder Bay Funding LLC                          3.73      10/11/2005      1,261,953
                                   5,283,000   Thunder Bay Funding LLC                          3.73      10/17/2005      5,275,337
                                   2,719,000   Thunder Bay Funding LLC                          3.76      10/19/2005      2,714,456

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Face                                                     Interest     Maturity
                                    Amount                         Issue                        Rate*        Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $    500,000   Verizon Network Funding Corp.                    3.73 %    10/06/2005    $   499,844
                                  10,000,000   Verizon Network Funding Corp.                    3.65      10/11/2005      9,991,889
                                   5,000,000   Westpac Capital Corp.                            3.40      12/09/2005      4,962,015
                                  11,640,000   White Pine Finance Corp.                         3.50      12/12/2005     11,547,567
                                   7,000,000   Windmill Corp.                                   3.67      10/20/2005      6,987,869
                                   4,346,000   Yorktown Capital, LLC                            3.72      10/11/2005      4,342,407
                                   3,301,000   Yorktown Capital, LLC                            3.76      10/20/2005      3,295,139
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Commercial Paper
                                               (Cost - $194,809,502)                                                    194,760,197
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds -                  2,000,000   Citigroup                                        6.75      12/01/2005      2,007,840
1.6%                               3,000,000   National City Bank - Cleveland                   2.50       4/17/2006      2,971,158
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds
                                               (Cost - $4,991,200)                                                        4,978,998
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements -               3,000,000   General Electric Capital Assurance Co. (a)(b)    3.763     10/03/2005      3,000,000
8.6%                               9,000,000   Jackson National Life Insurance Co. (a)(b)       3.773      5/01/2006      9,000,000
                                   5,000,000   Monumental Life Insurance Co. (a)(b)             3.838      2/15/2006      5,000,000
                                  10,500,000   Monumental Life Insurance Co. (a)(b)             3.853      5/22/2006     10,500,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Funding Agreements
                                               (Cost - $27,500,000)                                                      27,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Master Notes - 0.8%                2,700,000   Beta Finance Inc.                                3.045      1/05/2006      2,700,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Master Notes (Cost - $2,698,795)                                     2,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes -                7,000,000   General Electric Capital Corp. (b)               3.889      9/15/2006      7,000,000
8.8%                               4,100,000   Goldman Sachs Group, Inc. (b)                    3.758     10/13/2006      4,100,517
                                   2,000,000   HSBC Finance Corp. (b)                           3.798     10/28/2005      1,999,993
                                   3,000,000   HSBC Finance Corp. (b)                           3.82      10/24/2006      3,000,000
                                   1,750,000   MetLife Funding, Inc. (b)                        3.828      9/15/2006      1,750,000
                                   1,300,000   MetLife Funding, Inc. (b)                        3.67      10/06/2006      1,300,000
                                   2,000,000   Northern Rock Plc (b)                            3.838     10/06/2006      1,999,930
                                   2,500,000   Permanent Financing Plc (b)                      3.688      3/10/2006      2,500,000
                                   2,000,000   Pfizer, Inc. (b)                                 3.66      11/04/2005      1,999,859
                                   2,700,000   Procter & Gamble Co. (b)                         3.788     10/10/2006      2,700,297
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Medium-Term Notes
                                               (Cost - $28,349,993)                                                      28,350,596
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency             5,275,000   Fannie Mae (b)                                   3.678     12/09/2005      5,274,327
& Instrumentality                  1,250,000   Fannie Mae                                       2.25       2/28/2006      1,241,437
Obligations -                      1,000,000   Fannie Mae                                       3.00       9/20/2006        987,256
Non-Discount - 12.9%               5,000,000   Federal Farm Credit Banks (b)                    3.732      2/21/2006      4,999,614
                                   5,000,000   Federal Home Loan Banks (b)                      3.645      5/10/2006      4,998,940
                                   5,000,000   Federal Home Loan Banks (b)                      3.69       5/19/2006      4,999,390
                                   2,500,000   Federal Home Loan Banks (b)                      3.25       7/21/2006      2,479,017
                                   4,000,000   Federal Home Loan Banks (b)                      3.702      8/21/2006      3,997,899
                                   2,850,000   Federal Home Loan Banks (b)                      3.80      12/29/2006      2,830,133
                                   1,000,000   Federal Home Loan Banks                          3.45       1/10/2007        988,475
                                   1,000,000   Federal Home Loan Banks                          4.00       6/13/2007        992,351
                                     750,000   Federal Home Loan Banks                          4.21       9/14/2007        746,311

FAM Series Fund, Inc. - Mercury Money Reserve Portfolio
Schedule of Investments as of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Face                                                     Interest     Maturity
                                    Amount                         Issue                        Rate*        Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $  1,000,000   Freddie Mac                                      2.29 %    10/28/2005   $    998,953
                                   1,000,000   Freddie Mac                                      2.41      11/04/2005        998,877
                                   2,200,000   Freddie Mac                                      3.82       7/14/2006      2,188,193
                                   1,400,000   Freddie Mac                                      4.45       9/28/2007      1,392,868
                                     700,000   Freddie Mac                                      4.595     10/05/2007        700,000
                                     800,000   Freddie Mac                                      4.625     10/05/2007        800,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency &
                                               Instrumentality Obligations - Non-
                                               Discount (Cost - $41,692,028)                                             41,614,041
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $326,541,411**)  - 101.8%                     326,368,562
                                               Liabilities in Excess of Other Assets - (1.8%)                            (5,817,307)
                                                                                                                       ------------
                                               Net Assets - 100.0%                                                     $320,551,255
                                                                                                                       ============

 * Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio. Other securities bear interest at the rates shown payable at fixed or upon maturity. Interest rates on variable securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2005.

** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                         $326,541,411
                                                             ============
      Gross unrealized appreciation                          $      4,023
      Gross unrealized depreciation                              (176,872)
                                                             ------------
      Net unrealized depreciation                            $   (172,849)
                                                             ============

(a) Restricted securities as to resale, representing 8.6% of net assets, were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                          Acquisition
      Issue                                                                   Date             Cost            Value
-----------------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 3.763% due 10/03/2005*       9/28/2005       $ 3,000,000      $ 3,000,000
      Jackson National Life Insurance Co., 3.773% due 5/01/2006*            5/2/2005         9,000,000        9,000,000
      Monumental Life Insurance Co., 3.838% due 2/15/2006*                 2/17/2005         5,000,000        5,000,000
      Monumental Life Insurance Co., 3.853% due 5/22/2006*                 4/26/2005        10,500,000       10,500,000
-----------------------------------------------------------------------------------------------------------------------
      Total                                                                                $27,500,000      $27,500,000
                                                                                           ===========      ===========
-----------------------------------------------------------------------------------------------------------------------

      * Variable rate notes.

(b)   Variable rate notes.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         FAM Series Fund, Inc.

         By: /s/ Robert C. Doll, Jr.
             -----------------------
             Robert C. Doll, Jr.
             Chief Executive Officer
             FAM Series Fund, Inc.

         Date: November 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Robert C. Doll, Jr.
             ------------------------
             Robert C. Doll, Jr.
             Chief Executive Officer
             FAM Series Fund, Inc.

         Date: November 17, 2005

         By: /s/ Donald C. Burke
             -----------------------
             Donald C. Burke
             Chief Financial Officer
             FAM Series Fund, Inc.

         Date: November 17, 2005